     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2005


                                                              FILE NO. 333-63972
                                                              FILE NO. 811-10429


================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 5


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 AMENDMENT NO. 6


                                   ----------

               MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                            MODERN WOODMEN OF AMERICA
                               (Name of Depositor)

                                   ----------

                                 1701 1ST AVENUE
                           ROCK ISLAND, ILLINOIS 61201
                                  309-786-6481
          (Address and Telephone Number of Principal Executive Office)

                            C. ERNEST BEANE, ESQUIRE
                                 1701 1ST AVENUE
                           ROCK ISLAND, ILLINOIS 61201
               (Name and Address of Agent for Service of Process)

                                   ----------

                                    COPY TO:

                            STEPHEN E. ROTH, ESQUIRE
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
     BOX):

     / /  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485;

     /X/  ON MAY 1, 2005 PURSUANT TO PARAGRAPH (b) OF RULE 485;

     / /  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485;


     / /  ON (DATE) PURSUANT TO PARAGRAPH (a) OF RULE 485.


     SECURITIES BEING OFFERED: FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CERTIFICATES


================================================================================

[LOGO]MODERN WOODMEN
               MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                          VARIABLE ANNUITY CERTIFICATE

                                   PROSPECTUS
                                  May 1, 2005

Modern Woodmen of America, a fraternal benefit society, (the "Society") is offering the individual flexible premium deferred variable annuity certificate (the "Certificate") described in this Prospectus. The Certificate provides for Accumulated Value and annuity payments on a fixed and variable basis. The Society sells the Certificate to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Certificate Holder ("you" or "your") may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of Modern Woodmen of America Variable Annuity Account (the "Account"), each of which invests in one of the following Investment Options:


American Century Investments

   VP Ultra(R) Fund
   VP Vista(SM) Fund
Dreyfus Variable Investment Fund
   VIF Appreciation Portfolio
   VIF Developing Leaders Portfolio
   VIF Disciplined Stock Portfolio
   VIF Growth & Income Portfolio
   VIF International Equity Portfolio
Dreyfus Socially Responsible Growth Fund Inc.
EquiTrust Variable Insurance Series Fund
   Blue Chip Portfolio
   High Grade Bond Portfolio
   Managed Portfolio
   Money Market Portfolio
   Strategic Yield Portfolio
   Value Growth Portfolio

Fidelity(R) Variable Insurance Products Funds

   VIP Contrafund(R) Portfolio--Initial Class
   VIP Growth Portfolio--Initial Class
   VIP Growth & Income Portfolio--Initial Class
   VIP High Income Portfolio--Service Class 2
   VIP Index 500 Portfolio--Initial Class
   VIP Mid Cap Portfolio--Service Class 2
   VIP Overseas Portfolio--Initial Class
J.P. Morgan Series Trust II
   JPMorgan Mid Cap Value Portfolio
   JPMorgan Small Company Portfolio
Summit Pinnacle Series
   NASDAQ-100 Index Portfolio
   Russell 2000 Small Cap Index Portfolio
   S&P MidCap 400 Index Portfolio
T. Rowe Price Equity Series, Inc.
   Equity Income Portfolio
   Mid-Cap Growth Portfolio
   New America Growth Portfolio
   Personal Strategy Balanced Portfolio
T. Rowe Price International Series, Inc.
   International Stock Portfolio

The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Certificate's Accumulated Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.


The T. Rowe Price Mid-Cap Growth Subaccount ("MCG Subaccount") is not available for investment (allocation of premium payments and transfers) under Certificates issued on or after May 1, 2004.


Please note that the Certificates and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

You may find additional information about your Certificate and the Account in the Statement of Additional Information, dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES
         OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  Issued By
                          Modern Woodmen of America
          Home Office:                 Variable Product Administrative Center:
         1701 1st Avenue                             PO Box 9284
   Rock Island, Illinois 61201                 Des Moines, Iowa 50306
                                                   1-877-249-3692

TABLE OF CONTENTS

                                                                       PAGE
                                                                    ----------
DEFINITIONS                                                                  3
FEE TABLES                                                                   5
SUMMARY OF THE CERTIFICATE                                                  11
THE SOCIETY, ACCOUNT AND INVESTMENT OPTIONS                                 13
     Modern Woodmen of America                                              13
     Modern Woodmen of America Variable Annuity Account                     14
     Investment Options                                                     14
     Addition, Deletion or Substitution of Investments                      20
DESCRIPTION OF ANNUITY CERTIFICATE                                          21
     Issuance of a Certificate                                              21
     Premiums                                                               21
     Free-Look Period                                                       22
     Allocation of Premiums                                                 22
     Variable Accumulated Value                                             23
     Transfer Privilege                                                     23
     Partial Withdrawals and Surrenders                                     26
     Transfer and Withdrawal Options                                        28
     Death Benefit Before the Retirement Date                               29
     Proceeds on the Retirement Date                                        31
     Payments                                                               32
     Modification                                                           32
     Reports to Certificate Holders                                         32
     Inquiries                                                              32
     Change of Address                                                      32
THE DECLARED INTEREST OPTION                                                33
     Minimum Guaranteed and Current Interest Rates                          33
     Transfers From Declared Interest Option                                34
CHARGES AND DEDUCTIONS                                                      34
     Surrender Charge (Contingent Deferred Sales Charge)                    34
     Annual Administrative Charge                                           35
     Transfer Processing Fee                                                35
     Mortality and Expense Risk Charge                                      35
     Investment Option Expenses                                             35
     Taxes                                                                  35
SETTLEMENT OPTIONS                                                          36
     Description of Settlement Options                                      36
     Election of Settlement Options and Annuity Payments                    37
YIELDS AND TOTAL RETURNS                                                    40
FEDERAL TAX MATTERS                                                         41
     Introduction                                                           41
     Tax Status of the Certificate                                          41
     Taxation of Annuities                                                  42
     Transfers, Assignments or Exchanges of a Certificate                   44
     Withholding                                                            45
     Multiple Certificates                                                  45
     Taxation of Qualified Plans                                            45
     Possible Charge for the Society's Taxes                                47
     Other Tax Consequences                                                 47

                                                                       PAGE
                                                                    ----------
DISTRIBUTION OF THE CERTIFICATES                                            48
LEGAL PROCEEDINGS                                                           49
VOTING RIGHTS                                                               49
ADMINISTRATIVE SERVICES AGREEMENT                                           49
FINANCIAL STATEMENTS                                                        50
CALCULATING VARIABLE ANNUITY PAYMENTS                               Appendix A
CONDENSED FINANCIAL INFORMATION                                     Appendix B
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                  SAI-TOC


           The Certificate may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

DEFINITIONS

ACCOUNT: Modern Woodmen of America Variable Annuity Account.

ACCUMULATED VALUE: The total amount invested under the Certificate, which is the sum of the values of the Certificate in each Subaccount of the Account plus the value of the Certificate in the Declared Interest Option.

ADMINISTRATIVE CENTER: The Society's administrative office at 5400 University Avenue, West Des Moines, Iowa 50266, or PO Box 9284, Des Moines, Iowa 50306.

ANNUITANT: The person whose life determines the annuity benefits payable under the Certificate and whose death determines the death benefit.

BENEFICIARY: The person (or persons) to whom the Society pays the proceeds on the death of the Annuitant.

BUSINESS DAY: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (3:00 p.m. central time).

CERTIFICATE: The individual flexible premium deferred variable annuity certificate we offer and describe in this Prospectus, which term includes the basic certificate, the certificate application, any supplemental applications, any endorsements or additional benefit riders or agreements, and the Articles of Incorporation and By-Laws of the Society which are in force on the Issue Date.

CERTIFICATE ANNIVERSARY: The same date in each Certificate Year as the Issue
Date.

CERTIFICATE HOLDER: The person who controls the Certificate and who is entitled to exercise all rights and privileges provided in the Certificate.

CERTIFICATE YEAR: A twelve-month period beginning on the Issue Date or on a Certificate Anniversary.

THE CODE: The Internal Revenue Code of 1986, as amended.

DECLARED INTEREST OPTION: An allocation option under the Certificate funded by the Society's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

DUE PROOF OF DEATH: Satisfactory documentation provided to the Society verifying proof of death. This documentation may include the following:

     (a) a certified copy of the death certificate;

     (b) a certified copy of a court decree reciting a finding of death;

     (c) the Beneficiary's statement of election;

     (d) a copy of the Beneficiary's Form W-9; or

     (e) any other proof satisfactory to the Society.

FUND: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end, diversified management investment company or unit investment trust in which the Account invests.

GENERAL ACCOUNT: The assets of the Society other than those allocated to the Account or any other separate account of the Society.

INVESTMENT OPTION: A Fund, or a separate investment portfolio of a Fund, in which a Subaccount invests.

ISSUE DATE: The date on which the Society receives a properly completed application and an initial premium at the Administrative Center. It is the date set forth on the data page of the Certificate which the Society uses to determine Certificate Years and Certificate Anniversaries.

NET ACCUMULATED VALUE: The Accumulated Value less any applicable Surrender Charge. NON-QUALIFIED CERTIFICATE: A Certificate that is not a Qualified Certificate.

NON-QUALIFIED CERTIFICATE: A Certificate that is not a Qualified Certificate.


QUALIFIED CERTIFICATE: A Certificate the Society issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Code.


RETIREMENT DATE: The date when the Society applies the Accumulated Value under a settlement option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

THE SOCIETY ("WE", "US" OR "OUR"): Modern Woodmen of America, a fraternal benefit society.

SUBACCOUNT: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

VALUATION PERIOD: The period that starts at the close of business (3:00 p.m. central time) on one Business Day and ends at the close of business on the next succeeding Business Day.


WRITTEN NOTICE: A written request or notice signed by the Certificate Holder on a form satisfactory to the Society which we receive at our Administrative Center.

FEE TABLES

     The following tables describe the fees and expenses that are payable when buying, owning and surrendering the Certificate. The first table describes the fees and expenses that are payable at the time you buy the Certificate, surrender the Certificate or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.

                                                                      GUARANTEED
CERTIFICATE HOLDER TRANSACTION EXPENSES                             MAXIMUM CHARGE   CURRENT CHARGE
---------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of amount withdrawn
or surrendered)(1)                                                          8%             8%

Transfer Processing Fee(2)                                              $  25          $  25

(1) The surrender charge is only assessed during the first eight Certificate Years. The surrender charge declines 1% annually to 0% in the ninth Certificate Year. You may annually withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Certificate Anniversary without incurring a surrender charge. This amount is not cumulative from Certificate Year to Certificate Year. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

(2) We waive the transfer processing fee for the first twelve transfers during a Certificate Year. Currently, we may assess a charge of $25 for the thirteenth and each subsequent transfer during a Certificate Year.

     The next table describes the fees and expenses that you will pay periodically during the time that you own your Certificate, not including Fund fees and expenses.

                                                                      GUARANTEED
PERIODIC CHARGES                                                    MAXIMUM CHARGE   CURRENT CHARGE
---------------------------------------------------------------------------------------------------
Annual Administrative Charge(3)                                         $   45         $   30

Separate Account Annual Expenses (as a percentage of average variable accumulated value)

  Mortality and Expense Risk Charge                                       1.40%          1.40%

  Total Separate Account Annual Expenses                                  1.40%          1.40%

(3) We currently deduct an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date.

     The next table shows the minimum and maximum fees and expenses charged by any of the Investment Options for the fiscal year ended December 31, 2004. More detail concerning each Investment Option's fees and expenses is contained in the prospectus for each Investment Option.


                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
          (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)(4)



                                                                                 MINIMUM     MAXIMUM
                                                                                 -------     -------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or
service (12b-1) fees and other expenses)                                           0.10%       1.25%

Total Annual Investment Option Operating Expenses After Contractual Fee
Waiver or Reimbursement(5)                                                         0.10%       1.25%



(4) For certain Investment Options, certain expenses were reimbursed or fees waived during 2004. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee waiver arrangements, Annual Investment Option operating expenses would have been:



                                                                                 MINIMUM     MAXIMUM
                                                                                 -------     -------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or
service (12b-1) fees and other expenses)                                           0.10%       1.15%



(5) The "Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options that have contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year. Two Investment Options currently have contractual reimbursement or fee waiver arrangements in place. See the "Annual Investment Option Operating Expenses" table beginning on page 7 for a description of the fees and expenses charged by each of the Investment Options available under the Certificate as well as any applicable contractual fee waiver or reimbursement arrangements.

     The following table indicates the Investment Options' fees and expenses for the year ended December 31, 2004, both before and after any contractual fee waiver or reimbursement. Current and future expenses may be higher or lower than those shown.


                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
           (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)



                                                                    TOTAL EXPENSES
                                                                        (BEFORE        TOTAL AMOUNT      TOTAL EXPENSES
                                                                      CONTRACTUAL     OF CONTRACTUAL    (AFTER CONTRACTUAL
                             ADVISORY        OTHER        12b-1     FEE WAIVERS AND   FEE WAIVER OR       FEE WAIVERS AND
INVESTMENT OPTION              FEE          EXPENSES       FEE      REIMBURSEMENTS)   REIMBURSEMENT      REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
American Century Investments
  VP Ultra(R) Fund             1.00%         0.00%         0.00%           1.00%           0.00%            1.00%(1)
  VP Vista Fund                1.00%         0.00%         0.00%           1.00%           0.00%            1.00%(1)

Dreyfus
  VIF Appreciation
  Portfolio--Initial
  Share Class                  0.75%         0.04%         0.00%           0.79%           0.00%            0.79%
  VIF Developing
  Leaders
  Portfolio--Initial
  Share Class                  0.75%         0.04%         0.00%           0.79%           0.00%            0.79%
  VIF Disciplined
  Stock
  Portfolio--Initial
  Share Class                  0.75%         0.10%         0.00%           0.85%           0.00%            0.85%
  VIF Growth and
  Income
  Portfolio--Initial
  Share Class                  0.75%         0.07%         0.00%           0.82%           0.00%            0.82%
  VIF
  International
  Equity
  Portfolio--Initial
  Share Class                  0.75%         0.29%         0.00%           1.04%           0.00%            1.04%
  Dreyfus Socially
  Responsible
  Growth Fund,
  Inc.--Service
  Share Class                  0.75%         0.06%         0.25%           1.06%           0.00%            1.06%

EquiTrust Variable Insurance Series Fund
  Blue Chip
  Portfolio                    0.20%         0.10%         0.00%           0.30%           0.00%            0.30%
  High Grade
  Bond Portfolio               0.30%         0.15%         0.00%           0.45%           0.00%            0.45%
  Managed
  Portfolio                    0.45%         0.11%         0.00%           0.56%           0.00%            0.56%
  Money Market
  Portfolio                    0.25%         0.31%         0.00%           0.56%           0.00%            0.56%
  Strategic Yield
  Portfolio                    0.45%         0.14%         0.00%           0.59%           0.00%            0.59%
  Value Growth
  Portfolio                    0.45%         0.13%         0.00%           0.58%           0.00%            0.58%

                                                                    TOTAL EXPENSES
                                                                        (BEFORE        TOTAL AMOUNT      TOTAL EXPENSES
                                                                      CONTRACTUAL     OF CONTRACTUAL    (AFTER CONTRACTUAL
                             ADVISORY        OTHER        12b-1     FEE WAIVERS AND   FEE WAIVER OR       FEE WAIVERS AND
INVESTMENT OPTION              FEE          EXPENSES       FEE      REIMBURSEMENTS)   REIMBURSEMENT      REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds
  VIP Contrafund
  Portfolio--Initial
  Class                        0.57%         0.11%         0.00%           0.68%           0.00%            0.68%(2)
  VIP Growth
  Portfolio--Initial
  Class                        0.58%         0.10%         0.00%           0.68%           0.00%            0.68%(2)
  VIP Growth & Income
  Portfolio--Initial
  Class                        0.47%         0.13%         0.00%           0.60%           0.00%            0.60%
  VIP High Income
  Portfolio--Service
  Class 2                      0.58%         0.14%         0.25%           0.97%           0.00%            0.97%
  VIP Index 500
  Portfolio--Initial
  Class                        0.10%         0.00%         0.00%           0.10%           0.00%            0.10%(3)
  VIP Mid Cap
  Portfolio--Service
  Class 2                      0.57%         0.14%         0.25%           0.96%           0.00%            0.96%(2)
  VIP Overseas
  Portfolio--Initial
  Class                        0.72%         0.19%         0.00%           0.91%           0.00%            0.91%(2)

J.P. Morgan Series Trust II
  JPMorgan Mid Cap
  Value Portfolio              0.70%         0.55%         0.00%           1.25%           0.00%            1.25%(4)
  JPMorgan Small
  Company Portfolio            0.60%         0.55%         0.00%           1.15%           0.00%            1.15%(4)

Summit Pinnacle Series
  NASDAQ-100 Index
  Portfolio                    0.35%         0.44%         0.00%           0.79%           0.14%            0.65%(5)
  Russell 2000 Small
  Cap Index Portfolio          0.35%         0.41%         0.00%           0.76%           0.01%            0.75%(5)
  S&P MidCap 400 Index
  Portfolio                    0.30%         0.26%         0.00%           0.56%           0.00%            0.56%

T. Rowe Price Equity Series, Inc.
  Equity Income
  Portfolio                    0.85%         0.00%         0.00%           0.85%           0.00%            0.85%(6)
  Mid-Cap
  Growth Portfolio             0.85%         0.00%         0.00%           0.85%           0.00%            0.85%(6)
  New America
  Growth Portfolio             0.85%         0.00%         0.00%           0.85%           0.00%            0.85%(6)
  Personal Strategy
  Balanced Portfolio           0.90%         0.00%         0.00%           0.90%           0.00%            0.90%(6)(7)

T. Rowe Price International Series, Inc.
  International
  Stock Portfolio              1.05%         0.00%         0.00%           1.05%           0.00%            1.05%(6)



(1) The Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as Fund assets increase. Please consult the Fund's prospectus for more details about the Fund's management fees. Information regarding other expenses, which include the fees and expenses of the Fund's independent directors, their legal counsel, interest and extraordinary expenses, can be found in the Fees and Expenses section of the Fund's prospectus.

(2) Total expenses were lower than those shown because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. Including these reductions, total expenses would have been: Contrafund Portfolio 0.66%, Growth Portfolio 0.65%, Mid Cap Portfolio 0.93% and Overseas Portfolio 0.87%. This arrangement may be discontinued by the Fund's manager at any time.

(3) Effective March 1, 2005, management fees for the Fund were reduced to 0.10%, and Fund expenses were limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, securities lending fees or extraordinary expenses). This expense limit may not be increased without approval of the Fund's shareholders and board of trustees.

(4) Reflects a written agreement pursuant to which the Portfolio's administrator agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's shares (excluding interest, taxes and extraordinary expenses) exceed 1.25% and 1.15% of its average daily net assets through April 30, 2006 for the Mid Cap Value and Small Company Portfolios, respectively. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Taking these voluntary waiver and reimbursement arrangements into account, the expense ratio for the Mid Cap Value Portfolio would be 1.00%.

(5) The Fund's adviser has agreed to limit total expenses to the extent they exceed 0.65% of the NASDAQ-100 Index Portfolio and 0.75% of the Russell 2000 Small Cap Index Portfolio. This expense limit may not be changed without approval of the Portfolio's shareholders.

(6) Total Annual Investment Option expenses are an all-inclusive fee and pay for investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non-recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily.

(7) The Portfolio's manager has voluntarily agreed to reduce its management fee by the amount of expenses incurred as a result of the Portfolio's investment in other T. Rowe Price portfolios. Including this reduction, total expenses would have been 0.87%.

EXAMPLES

     The examples are intended to help you compare the cost of investing in the Certificate with the cost of investing in other variable annuity products. These costs include Certificate Holder transaction expenses, the annual administrative charge, mortality and expense risk fees, and Investment Option fees and expenses.

     Each example assumes that you invest $10,000 in the Certificate for the time periods indicated and that your investment has a 5% return each year.

     EXAMPLE 1

     The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Certificate at the end of the applicable time period:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     -------------------------------------
                     $ 1,028  $ 1,472   $ 1,927   $  3,223



     2. If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4 with a one year annuity payment period(1):



                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     -------------------------------------
                     $ 1,008  $ 1,430   $ 1,861   $  3,223


     3. If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 1, 3 or 5, or a variable settlement option:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     -------------------------------------
                     $   293  $  898    $ 1,528   $  3,223


     EXAMPLE 2

     The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1. If you surrender your Certificate at the end of the applicable time period:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     -------------------------------------
                     $   921  $ 1,145   $ 1,371   $  2,062



     2. If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4 with a one year annuity payment period(1):



                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     -------------------------------------
                     $  901   $ 1,101   $ 1,301    $ 2,062


     3. If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 1, 3 or 5, or a variable settlement option:


                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     -------------------------------------
                     $   178  $   551   $   949   $  2,062



     (1) Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three- and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Society will add the number of years for which payments will be made under the annuity payment option selected to the number of Certificate Years since the Certificate Date to determine the Certificate Year in which the surrender occurs for purposes of determining the surrender charge percentage that would apply upon annuitization.


CONDENSED FINANCIAL INFORMATION

     Please refer to APPENDIX B for accumulation unit information for each Subaccount.

SUMMARY OF THE CERTIFICATE

     ISSUANCE OF A CERTIFICATE. The Certificate is an individual flexible premium deferred variable annuity certificate with a maximum issue age of 85 for Annuitants (see "DESCRIPTION OF ANNUITY CERTIFICATE--Issuance of a Certificate"). See "DISTRIBUTION OF THE CERTIFICATES" for information on compensation of persons selling the Certificates. The Certificates are:

          - "flexible premium" because you do not have to pay premiums according to a fixed schedule, and

          - "variable" because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

     FREE-LOOK PERIOD. You have the right to return the Certificate within 30 days after you receive it (see "DESCRIPTION OF ANNUITY
     CERTIFICATE--Free-Look Period"). If you return the Certificate, it will become void and you will receive the greater of:

          -    premiums paid, or

          - the Accumulated Value on the date the Society receives the returned Certificate at our Administrative Center, plus administrative charges and any other charges deducted under the Certificate.


     PREMIUMS. The minimum initial premium amount the Society accepts is $1,000. (We may waive the minimum initial premium amount for certain Qualified Certificates or premium collection methods.) You may make subsequent premium payments (minimum $50 each) at any time. (See "DESCRIPTION OF ANNUITY CERTIFICATE--Premiums.")


     ALLOCATION OF PREMIUMS. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see "DESCRIPTION OF ANNUITY CERTIFICATE--Allocation of Premiums").

          - The Society will allocate the initial premium to the Money Market Subaccount for 10 days from the Issue Date.

          - At the end of that period, the Society will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

     TRANSFERS. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CERTIFICATE--Transfer Privilege").

          - The mimimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

          - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

          - The Society waives fees for the first twelve transfers during a Certificate Year.

          - The Society may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Certificate Year.

     PARTIAL WITHDRAWAL. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date (see "DESCRIPTION OF ANNUITY CERTIFICATE--Partial Withdrawals and Surrenders--Partial Withdrawals"). Certain partial withdrawals may be subject to a surrender charge (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--Charge for Partial Withdrawal or Surrender"). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Certificates. (See "FEDERAL TAX MATTERS.")

     SURRENDER. You may surrender your Certificate upon Written Notice on or before the Retirement Date (see "DESCRIPTION OF ANNUITY
     CERTIFICATE--Partial Withdrawals and Surrenders--Surrender"). A surrender may have tax consequences and may be restricted under certain Qualified Certificates. (See "FEDERAL TAX MATTERS.")

     DEATH BENEFIT. We will pay a death benefit once we receive due proof of the Annuitant's death before the Retirement Date. If the Annuitant's age on the Issue Date was less than 76, the death benefit equals the greatest of:

          (1) the sum of premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges);

          (2)  the Accumulated Value; or

          (3)  the Performance Enhanced Death Benefit (PEDB) amount.

     If the Annuitant's age on the Issue Date was 76 or older, the death benefit equals the greater of (1) and (2) above.

     See "DESCRIPTION OF ANNUITY CERTIFICATE--Death Benefit Before the Retirement Date--DEATH OF AN ANNUITANT" for descriptions of the Performance Enhanced Death Benefit and partial withdrawal reductions.

CHARGES AND DEDUCTIONS

     Your Certificate will be assessed the following charges and deductions:

     SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We apply a charge if you make a partial withdrawal from or surrender your Certificate during the first eight Certificate Years (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER").

                    CERTIFICATE YEAR IN WHICH   CHARGE AS A PERCENTAGE OF
                       WITHDRAWAL OCCURS            AMOUNT WITHDRAWN
                    -----------------------------------------------------
                              1                             8%
                              2                             7
                              3                             6
                              4                             5
                              5                             4
                              6                             3
                              7                             2
                              8                             1
                         9 and after                        0

     In each Certificate Year, you may annually withdraw a maximum of 10% of the Accumulated Value as of the most recent prior Certificate Anniversary without incurring a surrender charge. (See "CHARGES AND
     DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

     We reserve the right to waive the surrender charge as provided in the Certificate. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--WAIVER OF SURRENDER CHARGE.")

     ANNUAL ADMINISTRATIVE CHARGE. We deduct an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date (see "CHARGES AND DEDUCTIONS--Annual Administrative Charge"). We currently waive this charge:

          - on the Issue Date if your initial premium payment is $50,000 or greater, or

          - if the Accumulated Value is $50,000 or greater on each subsequent Certificate Anniversary.

     We may terminate this waiver at any time.


     TRANSFER PROCESSING FEE. We may assess a $25 fee for the 13th and each subsequent transfer in a Contract Year. This charge is guaranteed not to exceed $25 per transfer.


     MORTALITY AND EXPENSE RISK CHARGE. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.40% (approximately 1.01% for mortality risk and 0.39% for expense risk) (see "CHARGES AND
     DEDUCTIONS--Mortality and Expense Risk Charge").

     INVESTMENT OPTION EXPENSES. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table beginning on page 7 titled "Annual Investment Option Operating Expenses" lists these fees.

     RISK OF AN INCREASE IN CURRENT FEES AND EXPENSES. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Certificate in force.

ANNUITY PROVISIONS

     On your Retirement Date, you may choose to have the Net Accumulated Value distributed to you as follows:

          -    under a settlement option, or

          -    in a lump sum (see "SETTLEMENT OPTIONS").

FEDERAL TAX MATTERS

     The Certificate's earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Certificates. (See "FEDERAL TAX MATTERS.")

THE SOCIETY, ACCOUNT AND INVESTMENT OPTIONS

MODERN WOODMEN OF AMERICA

     The Society was incorporated on May 5, 1884 as a fraternal benefit society in the State of Illinois and is principally engaged in the offering of life insurance and annuity certificates to its members. We are admitted to do business in 47 states and the District of Columbia: Alabama, Arizona, Arkansas, California, Colorado, Connecticut, Delaware, Florida, Georgia, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, New Hampshire, New Jersey, New Mexico, New York, North Carolina, North Dakota, Ohio, Oklahoma, Oregon, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, Washington, West Virginia, Wisconsin and Wyoming.

     It is the Society's objective and purpose to bring together persons of exemplary habits and good moral character into a fraternal benefit society and to provide social, intellectual, moral and physical improvement of its members; to promote fraternal relationships and foster acts of fraternity, charity and benevolence by and among its members; to provide opportunities for service to others and community; to encourage and strengthen the concept of the conventional and traditional family unit and to assist its members in living in harmony with their environment.

MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

     On March 30, 2001, we established the Account pursuant to the laws of the State of Illinois. The Account:

          - will receive and invest premiums paid to it under the Certificate;

          - will receive and invest premiums for other variable annuity certificates we issue;

          - is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

     We own the Account's assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account's assets are available to cover the general liabilities of the Society only to the extent that the Account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Certificates are general corporate obligations of the Society.

INVESTMENT OPTIONS


     There are currently 31 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objective(s) and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option.

     If your Certificate was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount ("MCG Subaccount"). The MCG Subaccount is available for investment to any Certificate Holder whose Certificate was issued on or before April 30, 2004 ("Existing Certificate Holder"). An Existing Certificate Holder may continue to allocate premium payments to and make transfers from the other Subaccounts and the Declared Interest Option to the MCG Subaccount. An Existing Certificate Holder may also continue to make transfers from the MCG Subaccount to the other Subaccounts and the Declared Interest Option.

     The investment objective(s) and policies of certain Investment Options are similar to the investment objective(s) and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

     We have summarized below the investment objective(s) and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objective(s). You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses.

AMERICAN CENTURY INVESTMENTS. American Century Investment Management, Inc. is the investment adviser to the Funds.



PORTFOLIO                                  INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
VP Ultra(R) Fund                           -    This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of large companies with earnings and revenue that are not only growing, but growing at a successively faster, or accelerating pace.

VP Vista(SM) Fund                          -    This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of medium-sized and smaller companies which will increase in value over time.


DREYFUS. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment Fund:
International Equity Portfolio.


PORTFOLIO                                  INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund:          -    This Portfolio seeks long-term capital growth consistent with preservation of
Appreciation Portfolio--Initial Share           capital. Its secondary goal is current income. To pursue these goals, the
Class                                           Portfolio normally invests at least 80% of its assets in common stocks. The
                                                Portfolio focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.

Dreyfus Variable Investment                -    This Portfolio seeks capital growth. To pursue this goal, the Portfolio normally
Fund: Developing Leaders                        invests at least 80% of its assets in the stocks of companies the adviser
Portfolio--Initial Share Class                  believes to be developing leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Portfolio primarily invests in small companies with market capitalizations of less than $2 billion at the time of purchase.

Dreyfus Variable Investment                -    This Portfolio seeks investment returns (consisting of capital appreciation and
Fund: Disciplined Stock                         income) that are consistently superior to the Standard & Poor's 500 Composite
Portfolio--Initial Share Class                  Stock Price Index (S&P 500). To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks. The Portfolio focuses on stocks of large-cap companies.

Dreyfus Variable Investment                -    This Portfolio seeks to provide long-term capital growth, current income and
Fund: Growth and Income                         growth of income, consistent with reasonable investment risk. To pursue this
Portfolio--Initial Share Class                  goal, the Portfolio invests primarily in stocks of domestic and foreign issuers.

PORTFOLIO                                  INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment                -    This Portfolio seeks capital growth. To pursue this goal, the Portfolio invests
Fund: International Equity                      primarily in growth stocks of foreign companies. Normally, the Portfolio invests
Portfolio--Initial Share Class                  at least 80% of its assets in stocks, including common stocks and convertible securities, including those issued in initial public offerings.

Dreyfus Socially Responsible               -    This Fund seeks to provide capital growth; current income is a secondary goal.
Growth Fund, Inc.--Service                      This Fund normally invests at least 80% of its assets in the common stocks of
Share Class                                     companies that meet, in the opinion of fund management, traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.


EQUITRUST VARIABLE INSURANCE SERIES FUND. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.


PORTFOLIO                                  INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
Blue Chip Portfolio                        -    This Portfolio seeks growth of capital and income. The Portfolio pursues this objective by investing at least 80% of its assets in equity securities of well-capitalized, established companies.

High Grade Bond Portfolio                  -    This Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities. The Portfolio will pursue this objective by investing at least 80%
                                                of its net assets in debt securities rated AAA, AA or A by Standard & Poor's or
                                                Aaa, Aa or A by Moody's Investors Service, Inc. and in securities issued or guaranteed by the United States government or its agencies or instrumentalities.

Managed Portfolio                          -    This Portfolio seeks the highest level of total return through income and capital appreciation. The Portfolio pursues this objective through a fully managed investment policy consisting of investment in the following three market sectors: (i) common stocks and other equity securities; (ii) high grade debt securities and preferred stocks of the type in which the High Grade Bond
                                                Portfolio may invest; and (iii) money market instruments of the type in which the Money Market Portfolio may invest.

Money Market Portfolio                     -    This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio will pursue this objective by investing in high quality short-term money market instruments. AN INVESTMENT IN THE MONEY
                                                MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT
                                                INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. THERE CAN BE NO ASSURANCE THAT
                                                THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
                                                SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, THE YIELD OF A MONEY
                                                MARKET SUBACCOUNT MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE.

PORTFOLIO                                  INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
Strategic Yield Portfolio                  -    This Portfolio seeks as a primary objective, as high a level of current income as is consistent with investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. As a secondary objective, the
                                                Portfolio seeks capital appreciation when consistent with its primary objective.
                                                The Portfolio pursues these objectives by investing primarily in debt and income-bearing securities rated Baa or lower by Moody's Investors Service, Inc.
                                                and/or BBB or lower by Standard & Poor's, or in unrated securities of comparable quality (i.e., junk bonds). AN INVESTMENT IN THIS PORTFOLIO MAY ENTAIL GREATER
                                                THAN ORDINARY FINANCIAL RISK. (See the Fund prospectus "HIGHER RISK SECURITIES
                                                AND INVESTMENT STRATEGIES--Lower-Rated Debt Securities.")

Value Growth Portfolio                     -    This Portfolio seeks long-term capital appreciation. The Portfolio pursues this objective by investing primarily in equity securities of companies that the investment adviser believes have a potential to earn a high return on capital and/or in equity securities that the investment adviser believes are undervalued by the marketplace. Such equity securities may include common stock, preferred stock and securities convertible or exchangeable into common stock.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS. Fidelity Management & Research Company serves as the investment adviser to these Portfolios.


PORTFOLIO                                  INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio       -    This Portfolio seeks long-term capital appreciation. The Portfolio normally invests primarily in common stocks. The Portfolio invests in securities of companies whose value the adviser believes is not fully recognized by the public.

Fidelity VIP Growth Portfolio              -    This Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks. The Portfolio invests in securities of companies the adviser believes have above-average growth potential.

Fidelity VIP Growth & Income Portfolio     -    This Portfolio seeks high total return through a combination of current income and capital appreciation. The Portfolio normally invests the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the Portfolio may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.

Fidelity VIP High Income Portfolio         -    This Portfolio seeks a high level of current income, while also considering growth of capital. The Portfolio normally invests primarily in domestic and foreign income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

PORTFOLIO                                  INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio           -    This Portfolio seeks to provide investment results that correspond to the total return of a broad range of common stocks publicly traded in the United States, as represented by the S&P 500. To achieve this objective, the Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500.

Fidelity VIP Mid Cap Portfolio             -    This Portfolio seeks long-term growth of capital. The Portfolio normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The investment adviser invests primarily in common stocks.

Fidelity VIP Overseas Portfolio            -    This Portfolio seeks long-term growth of capital. Normally, at least 80% of the
                                                Portfolio's total assets will be invested in foreign equity securities. The
                                                Portfolio may also invest in U.S. issuers.


J.P. MORGAN SERIES TRUST II. J.P. Morgan Investment Management Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                                  INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value Portfolio           -    The Portfolio seeks growth from capital appreciation by investing at least 80%
                                                of its Assets in equity securities of mid-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion at the time of purchase.

JPMorgan Small Company Portfolio           -    This Portfolio seeks to provide high total return from a portfolio of small company stocks. Under normal circumstances, the Portfolio invests at least 80%
                                                of its Assets in equity investments of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000(R) Index at the time of purchase.


SUMMIT PINNACLE SERIES OF SUMMIT MUTUAL FUNDS, INC. Summit Investment Partners, Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                                  INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
NASDAQ-100 Index Portfolio                 -    This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100 Index. The
                                                Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the NASDAQ-100 Index.

Russell 2000 Small Cap Index Portfolio     -    This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. The
                                                Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Russell 2000 Index.

PORTFOLIO                                  INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index Portfolio             -    This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.
                                                The Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P MidCap 400 Index.


T. ROWE PRICE EQUITY SERIES, INC. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.


PORTFOLIO                                  INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio                    -    This Portfolio seeks to provide substantial dividend income and long-term capital appreciation by investing primarily in dividend-paying common stocks of established companies considered by the adviser to have favorable prospects for both increasing dividends and capital appreciation.

Mid-Cap Growth Portfolio*                  -    This Portfolio seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks with the potential for above-average earnings growth.
                                                The investment adviser defines mid-cap companies as those whose market capitalization falls within the range of companies in either the Standard &
                                                Poor's Mid-Cap 400 Index or the Russell Mid-Cap Growth Index.

                                                *THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO IS NOT AVAILABLE AS AN INVESTMENT
                                                OPTION FOR CERTIFICATES ISSUED ON OR AFTER MAY 1, 2004.

New America Growth Portfolio               -    This Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors the investment adviser believes will be the fastest growing in the U.S. Fast-growing companies can be found across an array of industries in today's "new America".

Personal Strategy Balanced Portfolio       -    This Portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. The Portfolio pursues its objective by investing in a diversified portfolio typically consisting of approximately 60% stocks, 30% bonds and 10% money market securities.


T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International, Inc. is the investment adviser to the Portfolio.


PORTFOLIO                                  INVESTMENT OBJECTIVE(S) AND PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
International Stock Portfolio              -    This Portfolio seeks to provide capital appreciation through investments primarily in common stocks of established companies based outside the United
                                                States.

     The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that are not affiliated with the Society; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Certificate Holders arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that are not affiliated with the Society. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Certificate Holders, we will take appropriate action on our own, which may include withdrawing the Account's investment in that Fund. (See the Fund prospectuses for more detail.)

     We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.10% to 0.25% of the annual average assets we hold in the Investment Options. In addition, MWA Financial Services, Inc., the principal underwriter of the Certificates, receives 12b-1 fees deducted from certain portfolio assets attributable to the Certificate for providing distribution and shareholder support services to some Investment Options.

     Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

     We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Certificate Holders on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

     In the event of any such substitution, deletion or change, we may make appropriate changes in this and other Certificates to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

     If we deem it to be in the best interest of persons having voting rights with regard to the Subaccounts under the Certificates, we may:

          - operate the Account as a management investment company under the 1940 Act,

          - deregister the Account under that Act in the event such registration is no longer required, or

          -    combine the Account with our other separate accounts.

     In addition, we may, when permitted by law, restrict or eliminate these voting rights under the Certificate.

DESCRIPTION OF ANNUITY CERTIFICATE

ISSUANCE OF A CERTIFICATE


     You must complete an application in order to purchase a Certificate, which can be obtained through a licensed representative of the Society, who is also a registered representative of MWA Financial Services, Inc. ("MWAFS"). Your Issue Date will be the date the properly completed application and the initial premium are received at our Administrative Center. (If this date is the 29th, 30th or 31st of any month, the Issue Date will be the 28th of such month.) See "DESCRIPTION OF ANNUITY CERTIFICATE--Allocation of Premiums" for our procedures upon receipt of an incomplete application. The Society sells Qualified Certificates for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Certificates. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Certificate; therefore, you should consider whether the features and benefits unique to the Certificate are appropriate for your needs prior to purchasing a Qualified Certificate. We apply a maximum issue age of 85 for Annuitants.


     The Annuitant is the owner and person having control of the Certificate, unless another owner is named. During the Annuitant's lifetime, the person having control of the Certificate may exercise all of the rights and receive all of the benefits provided by the Certificate without the consent of any other person.

     If the issue age is 15 or less, the applicant for the Certificate, or the applicant's duly appointed successor, shall have control of the Certificate but may not assign it. During the period after the Annuitant attains age 16 and before the Annuitant attains age 21, control of the Certificate will pass to the Annuitant: (a) upon the death of such applicant; or (b) upon receipt of a written request by such applicant in a form satisfactory to the Society. When the Annuitant attains age 21, control of the Certificate shall automatically pass to the Annuitant.

     Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Administrative Center on a timely basis.

PREMIUMS


     The minimum initial premium amount the Society will accept is $1,000. We may waive the minimum initial premium amount for certain Qualified Certificates or premium collection methods. You may make mimimum subsequent premium payments of $50 or more at any time during the Annuitant's lifetime and before the Retirement Date.


     You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the automatic payment plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. Your Certificate will not necessarily lapse even if additional premiums are not paid. You should forward all premium payments to our Administrative Center.

     If mandated under applicable law, the Society may be required to reject a premium payment. The Society may also be required to provide additional information about you and your Certificate to government regulators.

FREE-LOOK PERIOD

     We provide for an initial "free-look" period during which time you have the right to return the Certificate within 30 days after you receive it. If you return the Certificate, it will become void and you will receive the greater of:

          -    premiums paid, or

          - the Accumulated Value on the date we receive the returned Certificate at our Administrative Center, plus administrative charges and any other charges deducted under the Certificate.

ALLOCATION OF PREMIUMS

     Upon receipt at our Administrative Center of your properly completed Certificate application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed Certificate application and premium payment at our Administrative Center before 3:00 p.m. central time. If received on or after 3:00 p.m. central time, we deem receipt to occur on the following Business Day. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

     You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. (You must invest a minimum of 10% in each Investment Option. All percentages must be in whole numbers.)

          - Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Issue Date. We also will allocate any additional premiums received during this 10-day period to the Money Market Subaccount.

          - At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.


          - We will allocate subsequent premiums in the same manner at the end of the Valuation Period when we receive them at our Administrative Center, unless the allocation percentages are changed. We must receive a premium payment by 3:00 p.m. central time for the premium to be allocated that Business Day. Premiums received at or after 3:00 p.m. central time will be allocated on the following Business Day.


          - You may change your allocation instructions at any time by sending Written Notice to our Administrative Center. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.

          - You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

     Because the Accumulated Values in each Subaccount will vary with that Subaccount's investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

VARIABLE ACCUMULATED VALUE

     The variable accumulated value of your Certificate will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Society does not guarantee a minimum variable accumulated value, and, because your Certificate's variable accumulated value on any future date depends upon a number of variables, it cannot be predetermined.

     CALCULATION OF VARIABLE ACCUMULATED VALUE. Your Certificate's variable accumulated value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Certificate. These values are determined by multiplying each Subaccount's unit value by the number of units allocated to that Subaccount.

     DETERMINATION OF NUMBER OF UNITS. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subacount in your Certificate is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:

          -    any premiums paid, and

          - any amounts transferred from another Subaccount or the Declared Interest Option.

     We will decrease the number of units in each Subaccount by:

          -    any amounts withdrawn,

          -    applicable charges assessed, and

          - any amounts transferred to another Subaccount or the Declared Interest Option.

     DETERMINATION OF UNIT VALUE. We have set the unit value for each Subaccount's first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by (b) where:

          (a)  is the net result of:

               1. the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

               2. the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period; minus

               3. the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus

               4. any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

               5. the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

          (b) is the number of units outstanding at the end of the preceding Valuation Period.

TRANSFER PRIVILEGE

     You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your Written Notice at our Administrative Center.

          - The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

          - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

          - If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

          - The Society waives the transfer processing fee for the first twelve transfers during a Certificate Year.

          - The Society may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Certificate Year.

               We process transfers at the unit values next determined after we receive your request at our Administrative Center. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsmile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

          - We allow an unlimited number of transfers among or between the Subaccounts or the Declared Interest Option. (See "DECLARED INTEREST OPTION--Transfers from Declared Interest Option.")

     All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.

     You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. Call 1-877-249-3692 to make a telephone transfer. We reserve the right to suspend telephone transfer privileges at any time.

     We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

     CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider's or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should send a Written Notice to our Administrative Center.

     ADDITIONAL LIMITATIONS ON TRANSFERS. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, a Certificate Holder who makes frequent transfers among the Subaccounts available under this Certificate causes frequent purchases and redemptions of shares of the Investment Options.

     Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option's portfolio securities and the reflection of that change in the Investment Option's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option's portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

     For the reasons discussed, frequent transfers by a Certificate Holder between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Certificate Holders and other persons who may have material rights under the Certificate (e.g., Beneficiaries). We endeavor to protect long-term Certificate Holders by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Certificate, and have no arrangements in place to permit any Certificate Holder to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Certificate.

     We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Certificate Holders. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Certificates that we believe are related (e.g., two Certificates with the same Certificate Holder or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging or asset rebalancing programs.


     If transfer activity violates our established parameters, we may apply restrictions that we reasonably believe will prevent any disadvantage to other Certificate Holders and persons with material rights under a Certificate. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Certificate Holders who violate these parameters. If we impose any restrictions on your transfer activity we will notify you in writing. The restrictions that we may impose would be to discontinue your telephone transfer privileges and to require you to make all transfer requests in writing through the U.S. Postal Service. Notwithstanding this, because our policies and procedures are discretionary and may differ among variable insurance contracts and separate accounts it is possible that some Certificate Holders may engage in frequent transfer activity while others may bear the harm associated with such activity.

     Please note that the limits and restrictions described here are subject to the Society's ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Certificate Holders (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Certificate there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Certificate Holders or intermediaries acting on behalf of Certificate Holders. Moreover, because our procedures to detect frequent transfer activity may not detect such activity before it occurs, some frequent transfer activity may occur before we are able to restrict the activity. Our ability to discourage and restrict frequent transfer activity may also be limited by the provisions of the Certificate.


     We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Certificate Holders, other persons with material rights under the Certificate, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Certificate Holders engaging in frequent transfer activity among the Subaccounts under the Certificate. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option's policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

     The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Certificate Holders should be aware that we may not have the contractual obligation or the operational capacity to monitor Certificate Holders' transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Certificate Holders and other persons who have material rights under the Certificate should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.


     Certificate Holders and other persons with material rights under the Certificate also should be aware that the purchase and redemption orders received by the Investment Options generally are "omnibus" orders from intermediaries such as retirement plans or insurance company separate accounts funding variable annuity contracts or variable insurance policies ("variable contracts"). The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options' ability to detect and to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies' policies and procedures fails to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including the Society, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Certificate Holders engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Society's ability to satisfy its contractual obligations to Certificate Holders.


     We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Certificate Holders.

     In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future.

PARTIAL WITHDRAWALS AND SURRENDERS

     PARTIAL WITHDRAWALS. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.

          -    The minimum amount which you may partially withdraw is $500.

          - If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Certificate.

     We will process your partial withdrawal based on the net asset value next determined after we receive Written Notice at our Administrative Center. This means that if we receive your Written Notice for partial withdrawal prior to 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice for partial withdrawal at or after 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time on the following Business Day. You may annually withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. Any applicable surrender charge will be deducted from your Accumulated Value. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

     You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Administrative Center.

     Should your partial withdrawal result in a full surrender of your certificate, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your Written Notice. If we are unable to contact you, or you instruct us to process the partial withdrawal, we will pay the Net Accumulated Value within seven days of receipt of your original Written Notice at our Administrative Center.


     SURRENDER. You may surrender your Certificate upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your Written Notice and your Certificate at our Administrative Center. This means that if we receive your Written Notice to surrender the Certificate prior to 3:00 p.m. central time, we will calculate the Net Accumulated Value for your Certificate as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender the Certificate at or after 3:00 p.m. central time, we will calculate the Net Accumulated Value of your Certificate as of 3:00 p.m. central time on the following Business Day.

     You may choose to have the Net Accumulated Value distributed to you as follows:

          -    under a settlement option, or

          -    in a lump sum.

     FACSIMILE REQUESTS. You may request a partial withdrawal from or surrender of your Certificate via facsimile.

          - Facsimile requests must be directed to 1-515-226-6870 at our Administrative Center. We are not liable for the timely processing of any misrouted facsimile request.

          - A request must identify your name and Certificate number. We may require your address or social security number be provided for verification purposes.

          - We will compare your signature to your original Certificate application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization to be provided.

          - Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Administrative Center. We treat facsimile requests as having been received based upon the time noted at the beginning of the transmission.

          - A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

          - We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage, or expense from complying with facsimile requests we reasonably believe to be authentic.

               CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a Written Notice to our Administrative Center. We are not liable for any processing delays related to a failure of the telephone system.

          - We reserve the right to deny any transaction request made by facsimile.

     We may terminate this privilege at any time.

     SURRENDER AND PARTIAL WITHDRAWAL RESTRICTIONS. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See "FEDERAL TAX MATTERS--Taxation of Annuities" and "--Taxation of Qualified Certificates.

TRANSFER AND WITHDRAWAL OPTIONS

     You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to our Administrative Center. The options selected will remain in effect until we receive a written termination request from you at our Administrative Center.


     AUTOMATIC REBALANCING. We offer an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option, quarterly, semi-annually or annually, to match your Certificate's then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value
     (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.



          - Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.


          - This feature is free and is not considered in the twelve free transfers during a Certificate Year.


          - This feature cannot be utilized in combination with the dollar cost averaging program.

     DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

     To participate in the dollar cost averaging program, you must place at least $1,000 in a single "source account" (either the Declared Interest Option or the Money Market Subaccount). Each month, we will automatically transfer equal amounts from the source account to your designated "target accounts."

          -    The minimum amount of each transfer is $100.

          - Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

          - You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

          - We will terminate this option when monies in the source account are depleted, or upon receipt of a Written Notice at our Administrative Center.

          - Transfers due to this feature are counted towards the twelve free transfers during a Certificate Year. All transfers made on the same date count as one transfer.

          - This feature is free and cannot be utilized in combination with the automatic rebalancing or systematic withdrawal programs.

     SYSTEMATIC WITHDRAWALS. You may elect to receive automatic partial withdrawals.

          - You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

          - You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

          -    The minimum amount which you may withdraw is $100.

          - The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000.

          - In each Certificate Year you may annually withdraw a maximum of 10% of Accumulated Value calculated as of the most recent prior Certificate Anniversary without incurring a surrender charge. See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE."

          - Withdrawals in excess of 10% of Accumulated Value as of the most recent Certificate Anniversary are subject to a surrender charge.

          - Distributions will take place on the same date each month as the Issue Date, or on the next Business Day.

          - You may change the amount and frequency upon Written Notice to our Administrative Center.

          - This feature cannot be utilized in combination with the dollar cost averaging program.

     We may terminate the automatic rebalancing, dollar cost averaging and systematic withdrawal privileges at any time.

DEATH BENEFIT BEFORE THE RETIREMENT DATE

     DEATH OF CERTIFICATE HOLDER. If a Certificate Holder who is the Annuitant dies prior to the Retirement Date, we will pay the death benefit to the Beneficiary in one sum within five years of the deceased Certificate Holder's death. If a Certificate Holder who is not the Annuitant dies before the Retirement Date, then any surviving Certificate Holder will become the new Certificate Holder. If there is no surviving Certificate Holder, ownership of the Certificate passes to the deceased Certificate Holder's estate.

     The surviving Certificate Holder or new Certificate Holder are afforded the following options:

          1. If the sole surviving Certificate Holder or the sole new Certificate Holder is the spouse of the deceased Certificate Holder, he or she may elect, within 60 days after we receive due proof of death, to continue the Certificate as the new Certificate Holder.

          2. If the surviving Certificate Holder or the new Certificate Holder is not the spouse of the deceased Certificate Holder:

                    (a) he or she may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Certificate Holder's death, or

                    (b) he or she may elect to receive the Net Accumulated Value paid out under one of the annuity settlement options, with payments beginning within one year after the date of the deceased Certificate Holder's death and with payments being made over the lifetime of the Certificate Holder, or over a period that does not exceed the life expectancy of the Certificate Holder.

     Under either of these options, surviving Certificate Holders or new Certificate Holders may exercise all rights and privileges from the date of the deceased Certificate Holder's death until the date that the Net Accumulated Value is paid.


     In the case of a non-natural Certificate Holder, the death of the Annuitant shall be treated as the death of the Certificate Holder.


     Other rules may apply to a Qualified Certificate.

     DEATH OF AN ANNUITANT. If the Annuitant dies before the Retirement Date, we will pay the death benefit under the Certificate to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit pursuant to Section 21 of the Society's By-Laws.

     If the Annuitant's age on the Issue Date was less than 76, we will determine the death benefit as of the date we receive due proof of death and the death benefit will equal the greatest of:

          - the sum of the premiums paid, less the sum of all partial withdrawal reductions (defined below, including applicable surrender charges);

          -    the Accumulated Value; or

          -    the Performance Enhanced Death Benefit (PEDB) amount.

     On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Certificate. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Issue Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We will calculate the PEDB amount: (1) on each Certificate Anniversary; (2) at the time you make a premium payment or partial withdrawal; and (3) on the Annuitant's date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated less any partial withdrawal reductions; or (2) the then current Accumulated Value.

     We will continue to recalculate the PEDB amount on each Certificate Anniversary until the Certificate Anniversary immediately prior to the Annuitant's 91st birthday. All subsequent PEDB amounts will be recalculated for additional premium payments or partial withdrawals only.

     If the Annuitant's age on the Issue Date was 76 or older, the death benefit will be determined as of the date we receive due proof of death and is equal to the greater of:

          - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges), or

          -    the Accumulated Value.

     A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

          (a)  is the death benefit immediately prior to withdrawal;

          (b) is the amount of the partial withdrawal (including applicable surrender charges); and

          (c)  is the Accumulated Value immediately prior to withdrawal.

     We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Annuitant's death unless the Certificate Holder or Beneficiary elects a settlement option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.

     If the Annuitant who is also a Certificate Holder dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to a settlement option if:

          - payments under the option begin within 1 year of the Annuitant's death, and

          - payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

     If the Certificate Holder's spouse is the designated Beneficiary, the Certificate may be continued with such surviving spouse as the new Certificate Holder.

     Other rules may apply to a Qualified Certificate.

     INCREMENTAL DEATH BENEFIT RIDER. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Certificate. (This rider may not be available in all states. A registered representative can provide information on the availability of this rider.) There is no charge for this rider. The rider is not in effect if the Annuitant's age on the Issue Date is 71 or over.

     If the Annuitant's age on the Issue Date is less than 71, the Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:

          (a)  is the Accumulated Value; and

          (b) is the sum of all premium payments less the sum of all partial withdrawal reductions (described above).

     The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

     This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

     The following example demonstrates how the Incremental Death Benefit works. It is based on HYPOTHETICAL values and is not reflective of past or future performance of the Investment Options in the Certificate.


                        TOTAL
                       PREMIUMS     ACCUMULATED                                INCREMENTAL
          DATE           PAID          VALUE         GAIN     DEATH BENEFIT   DEATH BENEFIT
          ---------------------------------------------------------------------------------
          5/1/2006     $ 100,000     $ 100,000    $        0    $ 100,000       $      0
          5/1/2026     $ 100,000     $ 450,000    $  350,000    $ 450,000       $ 50,000



     If we receive Due Proof of Death on May 1, 2026, and there were no partial withdrawals made prior to the Annuitant's death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Certificate ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.


PROCEEDS ON THE RETIREMENT DATE


     You select the Retirement Date. There is no minimum Annuitant age for the Retirement Date. For Non-Qualified Certificates, the Retirement Date at issue may be no later than the Annuitant's age 70 or 10 years after the Issue Date. For Qualified Certificates, the Retirement Date may be no later than the Annuitant's age 70 1/2 or such other date as meets the requirements of the Code.


     On the Retirement Date, we will apply the proceeds under a life income annuity settlement option with ten years guaranteed, unless you choose to have the proceeds paid under another option. (See "SETTLEMENT OPTIONS.") If you elect to receive a fixed or variable life contingent settlement option, then we will not assess a surrender charge. If you elect to receive fixed annuity payments under Option 2 (Income for a Fixed Period) or Option 4 (Income of a Fixed Amount), then we assess a surrender charge by adding the number of years for which payments will be made to the number of Certificate Years that your Certificate has been in force to determine what the charge will be. If a lump sum payment is chosen, we will pay the Net Accumulated Value on the Retirement Date.

     If you die before 120 payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.

     You may change the Retirement Date at any time before distribution payments begin, subject to these limitations:


          - we must receive Written Notice at our Administrative Center at least 30 days before the current Retirement Date;


          - the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice; and

          - the requested Retirement Date must be no later than any date required by law.

PAYMENTS

     We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a Written Notice at our Administrative Center. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

          - the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

          - the SEC permits by an order the postponement for the protection of Certificate Holders; or

          - the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

     If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

     We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.

     If mandated under applicable law, we may be required to block a Certificate Holder's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may be required to provide additional information about you and your Certificate to government regulators.

MODIFICATION

     You may modify your Certificate only if one of our officers agrees in writing to such modification. Upon notification to you, we may modify your Certificate if:

          - necessary to make your Certificate or the Account comply with any law or regulation issued by a governmental agency to which the Society is subject;

          - necessary to assure continued qualification of your Certificate under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

          -    necessary to reflect a change in the operation of the Account; or

          - the modification provides additional Subaccount and/or fixed accumulation options.

     We will make the appropriate endorsement to your Certificate in the event of most such modifications.

REPORTS TO CERTIFICATE HOLDERS

     We will mail to you, at least annually, a report containing the Accumulated Value of your Certificate (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

INQUIRIES

     You may contact the Society in writing at our Administrative Center if you have any questions regarding your Certificate.

CHANGE OF ADDRESS

     We confirm all Certificate Holder change of address requests by sending a confirmation to both the old and new addresses.

THE DECLARED INTEREST OPTION

     You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Certificate Year (subject to a minimum guaranteed interest rate of 3%).

     IN COMPLIANCE WITH SPECIFIC STATE INSURANCE REGULATIONS, THE DECLARED INTEREST OPTION IS NOT AVAILABLE IN ALL STATES. A REGISTERED REPRESENTATIVE CAN PROVIDE INFORMATION ON THE AVAILABILITY OF THE DECLARED INTEREST OPTION.

     The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the "1933 Act"), and neither the Declared Interest Option nor the Society's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Society's General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of your Accumulated Value allocated to the Declared Interest Option (the "Declared Interest Option accumulated value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Society's general liabilities from business operations.

     IF THE SOCIETY'S RESERVES SHOULD BE IMPAIRED, TO THE EXTENT YOU HAVE ALLOCATED OR TRANSFERRED AMOUNTS TO THE DECLARED INTEREST OPTION, YOU MAY BE HELD RESPONSIBLE FOR A PORTION OF THE DEFICIENCY. IF YOU DO NOT SATISFY SUCH A DEFICIENCY, WE WILL APPLY THAT AMOUNT AS A DEBT AGAINST YOUR CERTIFICATE AND IT WILL ACCRUE INTEREST AT AN ANNUAL RATE OF 5%, OR YOU MAY CONSENT TO AN EQUIVALENT REDUCTION IN MEMBER BENEFITS.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined at the sole discretion of the Society. You, therefore, assume the risk that interest credited may not exceed the guaranteed rate.

     Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Certificate is the rate in effect on your most recent Certificate Anniversary. This rate will remain unchanged until your next Certificate Anniversary (i.e., for your entire Certificate Year). During each Certificate Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

     We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Certificate Year.

     CALCULATION OF DECLARED INTEREST OPTION ACCUMULATED VALUE. The Declared Interest Option accumulated value is equal to:

          - amounts allocated and transferred to the Declared Interest Option, plus

          -    interest credited, less

          -    amounts deducted, transferred or withdrawn.

TRANSFERS FROM DECLARED INTEREST OPTION

     You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Certificate Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER. We apply a charge if you make a partial withdrawal from or surrender your Certificate during the first eight Certificate Years.

             CERTIFICATE YEAR IN WHICH       CHARGE AS PERCENTAGE OF
                 WITHDRAWAL OCCURS               AMOUNT WITHDRAWN
             -------------------------------------------------------
                          1                             8%
                          2                             7
                          3                             6
                          4                             5
                          5                             4
                          6                             3
                          7                             2
                          8                             1
                     9 and after                        0

     If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Society; conversely, if the amount of such charges proves more than enough, the Society will retain the excess. In no event will the total surrender charges assessed under a Certificate exceed 9% of the total premiums paid under that Certificate.

     If the Certificate is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Certificate Holder, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.


     AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. In each Certificate Year, you may annually withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge (the "10% withdrawal privilege"). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value as of the most recent prior Certificate Anniversary through a single or multiple withdrawal(s) in a Certificate Year. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Certificate Year.


     SURRENDER CHARGE AT THE RETIREMENT DATE. We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you elect to receive a life contingent settlement option. If you elect fixed annuity payments under payment options 2 or 4, we add the fixed number of years for which payments will be made under the payment option to the number of Certificate Years since the Issue Date to determine the Certificate Year in which the surrender occurs for purposes of determining the charge that would apply based on the Table of Surrender Charges.

     WAIVER OF SURRENDER CHARGE. You may surrender this Certificate without incurring a surrender charge after the first Certificate Year if the Annuitant is terminally ill (as defined in your Certificate), stays in a qualified nursing center for 90 consecutive days, or is required to satisfy minimum distribution requirements in accordance with the Code. We must receive Written Notice, before the Retirement Date, at our Administrative Center in order to activate this waiver. This waiver is not available in all states.

ANNUAL ADMINISTRATIVE CHARGE

     We apply an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date. We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Certificate. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

     We currently waive the annual administrative charge:

          - on the Issue Date if your initial premium payment is $50,000 or greater, or

          - if the Accumulated Value is $50,000 or greater on each subsequent Certificate Anniversary.

     We may terminate this waiver at any time.

TRANSFER PROCESSING FEE

     We waive the transfer processing fee for the first twelve transfers during a Certificate Year, but may assess a $25 charge for the thirteenth and each subsequent transfer in a Certificate Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee.

MORTALITY AND EXPENSE RISK CHARGE

     We apply a daily mortality and expense risk charge at an annual rate of 1.40% (daily rate of 0.0038091%) (approximately 1.01% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Society for assuming mortality and expense risks.

     The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Certificate were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

     We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

INVESTMENT OPTION EXPENSES

     The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)

TAXES

     Currently, we do not charge for any federal, state or local taxes which may be incurred by the Society and be attributable to the Account or the Certificates. We reserve the right, however, to make such a charge in the future.

SETTLEMENT OPTIONS

     The accumulation phase of your Certificate ends on the Retirement Date you select (see "DESCRIPTION OF ANNUITY CERTIFICATE--Proceeds on the Retirement Date"). At that time, your proceeds will be applied under a settlement option, unless you elect to receive this amount in a single sum. The proceeds are the amount we apply to a settlement option. The amount of proceeds will equal either: (1) the Net Accumulated Value if you are surrendering your Certificate; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a settlement option. Although tax consequences may vary depending on the settlement option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in your Certificate has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Prior to the Retirement Date, you may elect to have your proceeds applied under a settlement option, or a Beneficiary can have the death benefit applied under a settlement option. In either case, the Certificate must be surrendered for a lump sum payment to be made, or for a supplemental contract to be issued for the settlement option. The supplemental contract will show the rights and benefits of the payee(s) under the settlement option selected.

     You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts to which we will apply your proceeds.

     The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.


     Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments. Your choice of payment frequency and payout period will affect the amount of each payment. Increasing the frequency of payments or increasing the payout period will reduce the amount of each payment.


DESCRIPTION OF SETTLEMENT OPTIONS

     Fixed Settlement Options:

     OPTION 1--DEPOSIT AT INTEREST. The proceeds are left with the Society to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

     OPTION 2--INCOME FOR A FIXED PERIOD. The proceeds are paid in equal installments for a fixed number of years from one to 30 years.

     OPTION 3--LIFE INCOME WITH GUARANTEED PERIOD. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years. The number of years may be 10 years, 20 years or the period required for the total payments to equal the proceeds applied.

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     OPTION 4--INCOME OF A FIXED AMOUNT. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest at 3% per year are exhausted.

     OPTION 5--JOINT AND SURVIVOR LIFE INCOME. The proceeds are paid in equal monthly installments while two joint payees live. When one payee dies, future payments equal to two-thirds of the initial payment will be made to the survivor for his or her lifetime.


     Fixed settlement options 1, 2 and 4 will not satisfy the minimum required distribution rules for Qualified Certificates. Please consult your tax adviser.


     Variable Settlement Options:

     OPTION A--LIFE INCOME WITH GUARANTEED PERIOD. The proceeds are paid (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for 10 or 20 years.

     OPTION B--JOINT AND SURVIVOR LIFE INCOME. The proceeds are paid in monthly installments while two joint payees live. When one payee dies, future payments will be made to the survivor for his or her lifetime.

     Alternate Settlement Options:

     The Society may make available alternate settlement options.

ELECTION OF SETTLEMENT OPTIONS AND ANNUITY PAYMENTS

     While the Annuitant is living, you may elect, revoke or change a settlement option at any time before the Retirement Date. Upon an Annuitant's death, if a settlement option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options.

     We will initiate an election, revocation or change of a settlement option upon receipt of your Written Notice at our Administrative Center.

     We have provided a brief description of the available settlement options above. The term "effective date" means the date as of which the proceeds are applied to a settlement option. The term "payee" means a person who is entitled to receive payment under a settlement option.

     FIXED ANNUITY PAYMENTS. Fixed annuity payments are periodic payments we make to the designated payee. We calculate the amount of each fixed annuity payment based on:

          -    the settlement option selected;

          -    the payee's age and sex;

          - the dollar amount of proceeds being applied to a settlement option, and

          -    the applicable settlement option rates.

     We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate, which may be changed by the Society.

     We reserve the right to refuse the election of a settlement option, and to make a lump sum payment to the payee if:

          (1)  the total proceeds would be less than $5,000;

          (2)  the amount of each payment would be less than $50; or

          (3) the payee is an assignee, estate, trustee, partnership, corporation, or association.

     Under Option 1, the proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in periodic payments. Under Option 4, proceeds are paid in amounts and at intervals specified by the payee. For each other settlement option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the settlement option rate for the selected settlement option. Subsequent fixed

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     annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment. A payee may elect to withdraw any unpaid balance of proceeds under Options 1 or 4, or may elect to receive the commuted value of any remaining payments under Option 2. Options 3 and 5 have no withdrawal rights. Reserves and net single premiums for fixed settlement options involving life contingencies are based on the "Annuity 2000" individual annuity mortality table with interest at 3% per year.

     VARIABLE ANNUITY PAYMENTS. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options A and B. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the settlement option rate for the selected settlement option. Therefore, the dollar amount of the first variable annuity payment will depend on:

          -    the settlement option selected;

          -    the payee's age and sex;

          - the dollar amount of proceeds being applied to a settlement option; and

          - the assumed interest rate used in the variable settlement option tables (5% per year).

     We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date (as of 3:00 p.m. central time) by the settlement option rate for the selected settlement option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

     An "annuity unit" is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see "VARIABLE SETTLEMENT OPTIONS--TRANSFER OF ANNUITY UNITS" below).

     We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

     The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

          (a) is the annuity unit value for the immediately preceding Valuation Period;

          (b) is the net investment factor for that Valuation Period (described below); and

          (c) is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity settlement options is 5% per year. The daily assumed interest factor derived from an assumed interest rate of 5% per year is 0.9998663.

     We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

      (x) is the net result of:

          1. the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

          2. the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

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          3.   the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period;

      (y) is the net asset value of the Subaccount for the immediately preceding Valuation Period; and

      (z) is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

     If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

     For variable annuity payments, we reserve the right to:

          (1) refuse the election of a settlement option if total proceeds are less than $5,000;

          (2)  refuse to make payments of less than $50 each; or

          (3) refuse the election of a settlement option if the payee is an assignee, estate, trustee, partnership, corporation or association.

     VARIABLE SETTLEMENT OPTIONS--TRANSFER OF ANNUITY UNITS. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

     On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.


     VARIABLE SETTLEMENT OPTIONS--SURRENDERS. By Written Notice, a payee may make a full surrender of the remaining term certain payments in a variable settlement option and receive the surrender value. We do not allow any partial withdrawals of the dollar amounts allocated to a variable settlement option. The surrender value is equal to the commuted value of remaining term certain payments in a variable settlement option.


     The commuted value is the present value of the remaining stream of term certain payments in the guarantee period of a variable settlement option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request. This means that if we receive your Written Notice to surrender prior to 3:00 p.m. central time, we will calculate the annuity unit values as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender at or after 3:00 p.m. central time, we will calculate the annuity unit values as of 3:00 p.m. central time on the following Business Day. We assume that each payment under a variable settlement option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

     Please refer to APPENDIX A for more information on variable annuity payments.

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YIELDS AND TOTAL RETURNS

     We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

     The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option's total operating expenses. (See the accompanying Investment Option prospectuses.)

     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment. The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


     The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one- five- and ten- year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Certificate charges which were in effect at inception of the Subaccounts.


     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. The standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Certificate at the end of each period indicated).

     In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Society may disclose cumulative total return for Certificates funded by Subaccounts.

     Each Investment Option's yield and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

     In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

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

     The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.


     We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.


FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE.

INTRODUCTION

     This discussion is based on the Society's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

     A Certificate may be purchased on a non-qualified basis ("Non-Qualified Certificate") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Certificate"). A Qualified Certificate is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The effect of federal income taxes on amounts held under a Certificate or annuity payments, and on the economic benefit to the Certificate Holder, the Annuitant or the Beneficiary depends on the type of retirement plan, and the tax and employment status of the individual concerned. In addition, an individual must satisfy certain requirements in connection with:

          - purchasing a Qualified Certificate with proceeds from a tax-qualified plan, and

          - receiving distributions from a Qualified Certificate in order to continue to receive favorable tax treatment.

     Therefore, purchasers of Qualified Certificates are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Certificates are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CERTIFICATE

     The Society believes that the Certificate will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Certificate, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

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

     DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that separate account investments must be "adequately diversified" in accordance with Treasury regulations in order for Non-Qualified Certificates to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. We do not have control over the Funds or their investments. Nonetheless, the Society believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

     CERTIFICATE HOLDER CONTROL. In some circumstances, Certificate Holders who retain excessive control over the investment of the underlying separate account used to support their Certificates may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Certificates, we believe that the Certificate Holder should not be treated as the owner of the assets of the Account. We reserve the right to modify the Certificate to bring it into conformity with applicable standards should such modification be necessary to prevent a Certificate Holder from being treated as the owner of the underlying assets of the Account.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Certificate to provide that:

          - if any Certificate Holder dies on or after the Retirement Date but before the interest in the Certificate has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Certificate Holder's death; and

          - if any Certificate Holder dies prior to the Retirement Date, the interest in the Certificate will be distributed within five years after the date of the Certificate Holder's death.

     These requirements will be considered satisfied as to any portion of a Certificate Holder's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Certificate Holder's death. A Certificate Holder's designated Beneficiary is the person named by such Certificate Holder as a Beneficiary and to whom control of the Certificate passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Certificate Holder, the Certificate may be continued with the surviving spouse as the new Certificate Holder.

     Non-Qualified Certificates contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Society intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     Other rules may apply to Qualified Certificates.

TAXATION OF ANNUITIES

THE FOLLOWING DISCUSSION ASSUMES THAT THE CERTIFICATES WILL QUALIFY AS ANNUITY CONTRACTS FOR FEDERAL INCOME TAX PURPOSES.

     IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Society believes that a Certificate Holder who is a natural person is not taxed on increases in the value of a Certificate until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Certificate, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or settlement option) is taxable as ordinary income.

     NON-NATURAL CERTIFICATE HOLDER. A non-natural Certificate Holder of an annuity contract generally must include any excess of cash value over the "investment in the contract" as income during the

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     taxable year. However, there are some exceptions to this rule. Certain
     Certificates will generally be treated as held by a natural person if:

          - the nominal Certificate Holder is a trust or other entity which holds the Certificate as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

          - the Certificate is acquired by an estate of a decedent by reason of the death of the decedent;

          -    the Certificate is issued in connection with certain Qualified
               Plans;

          - the Certificate is purchased by an employer upon the termination of certain Qualified Plans;

          - the Certificate is used in connection with a structured settlement agreement; or

          - the Certificate is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

     A prospective Certificate Holder that is not a natural person should discuss these exceptions with their tax adviser.

     THE FOLLOWING DISCUSSION GENERALLY APPLIES TO CERTIFICATES OWNED BY NATURAL PERSONS.

     PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Certificate, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Certificate which was not excluded from the individual's gross income. For Certificates issued in connection with qualified plans, the investment in the contract can be zero. Special tax rules may be available for certain distributions from Qualified Certificates, and special rules apply to distributions from Roth IRAs.

     Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Certificate (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the certificate at that time. Any additional amount withdrawn is not taxable.

     In the case of a surrender under a Qualified or Non-Qualified Certificate, the amount received generally will be taxable only to the extent it exceeds the investment in the contract.

     Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity Certificate for another and the Certificate received is treated as a new Certificate for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Certificate Holders wishing to take advantage of Section 1035 should consult their tax adviser.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the settlement option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

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     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a
     Certificate because of the death of the Certificate Holder. Generally, such amounts are includible in the income of the recipient as follows:

          - if distributed in a lump sum, they are taxed in the same manner as a surrender of the Certificate, or

          - if distributed under a settlement option, they are taxed in the same way as annuity payments.

     For these purposes, the investment in the contract remains the amount of any purchase payments which were not excluded from gross income.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Certificate, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

          -    made on or after the taxpayer reaches age 59 1/2;

          - made on or after the death of the holder (or if the holder is not an individual, the death of the Annuitant);

          -    attributable to the taxpayer becoming disabled;

          - as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

          - made under certain annuities issued in connection with structured settlement agreements;

          - made under an annuity contract that is purchased with a single premium when the Retirement Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

          - any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a Certificate issued before that date.

     Other tax penalties may apply to certain distributions under a Qualified Certificate. Certificate Holders should consult their tax adviser.

     ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1/2. Although we do not believe that these amounts, if any, should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the Contract.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CERTIFICATE

     Certain tax consequences may result upon:

          -    a transfer of control of a Certificate,

          - the designation of a payee or other Beneficiary who is not also the Certificate Holder,

          -    the selection of certain Retirement Dates, or

          -    the exchange of a Certificate.

     A Certificate Holder contemplating any of these actions should consult their tax adviser.

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WITHHOLDING

     Generally, distributions from a Certificate are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Certificate Holder's tax status. The Certificate Holder generally can elect not to have withholding apply.

     Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An "eligible rollover distribution" is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions or if the Certificate Holder chooses a "direct rollover" from the plan to another tax-qualified plan, section 403(b) tax-sheltered annuity, IRA or to a governmental section 457 plan that agrees to separately account for rollover contributions.

MULTIPLE CERTIFICATES

     All non-qualified deferred annuity Certificates entered into after October 21, 1988 that are issued by the Society (or its affiliates) to the same Certificate Holder during any calendar year are treated as one annuity Certificate for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity Certificates purchased by the same Certificate Holder. Accordingly, a Certificate Holder should consult a competent tax adviser before purchasing more than one annuity Certificate.

TAXATION OF QUALIFIED PLANS

     The Certificates are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

          -    contributions in excess of specified limits;

          - distributions prior to age 59 1/2 (subject to certain exceptions);

          - distributions that do not conform to specified commencement and minimum distribution rules; and

          -    other specified circumstances.

     Therefore, no attempt is made to provide more than general information about the use of the Certificates with the various types of qualified retirement plans. Certificate Holders, plan participants and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Certificate, but the Society shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Certificate, unless the Society consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Certificate administration procedures. Certificate Holders, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Certificates comply with applicable law. For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Annuitant (or plan participant) (i) reaches age 70 1/2 or
     (ii) retires, and must be made in a
     specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant (or plan participant) reaches age 70 1/2. For IRAs described in
     Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Annuitant (or plan participant) reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Annuitant's (or plan participant's) lifetime. Brief descriptions follow of the various types of qualified retirement plans available in connection with a Certificate. The Society will amend the Certificate as necessary to conform it to the requirements of the Code.


     If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.


     CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Certificates to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Certificate is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Certificate. Employers intending to use the Certificate with such plans should seek competent advice.


     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Certificate for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code for the year or 100% of the amount of compensation includible in the Annuitant's gross income for the year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


     SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.


     SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching, or non-elective, contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     ROTH IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

     Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

          -    before age 59 1/2 (subject to certain exceptions), or

          - during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Certificate that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

          - elective contributions made in years beginning after December 31, 1988;

          -    earnings on those contributions; and

          - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

     Distribution of those amounts may only occur upon:

          -    death of the employee,

          -    attainment of age 59 1/2,


          -    severance from employment,


          -    disability, or

          -    financial hardship.

     In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     DEATH BENEFITS. The Performance Enhanced Death Benefit or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because these death benefits may exceed this limitation, employers using the Certificate in connection with such plans should consult their tax adviser.

     RESTRICTIONS UNDER QUALIFIED CERTIFICATES. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Certificates or under the terms of the plans in respect of which Qualified Certificates are issued.

POSSIBLE CHARGE FOR THE SOCIETY'S TAXES

     The Society currently makes no charge against the Accumulated Value for any Federal, state or local taxes that may be incurred by the Society and be attributable to the Subaccounts or the Certificates. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Society determines to be properly attributable to the Subaccounts or to the Certificates.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Certificates are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Certificate could change by legislation or otherwise.


     FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Certificate, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the present value of the payments to be received by the beneficiary.


     Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Certificate depend on the individual circumstances of each Certificate Holder or recipient of the distribution. You should consult your tax adviser for further information.


     GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Certificate, or from any applicable payment, and pay it directly to the IRS.

DISTRIBUTION OF THE CERTIFICATES


     We have entered into a distribution agreement with our affiliate, MWA Financial Services, Inc. ("MWAFS") for the distribution and sale of the Certificates. MWAFS may sell the Certificates through its registered representatives.


     MWAFS receives a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Certificate assets allocated to the Investment
     Option: Dreyfus Socially Responsible Growth Fund; and Fidelity Variable Insurance Products Fund, VIP High Income Portfolio and VIP Mid Cap Portfolio. 12b-1 class shares of these Investment Options have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares.


     We pay commissions to MWAFS for the sale of the Certificates by its registered representatives. The maximum commissions payable will be 3% of the premiums paid under a Certificate during the first Certificate Year and 2% of the premiums paid in the second and subsequent Certificate Years.

     MWAFS passes through commissions it receives to its registered representatives and does not retain any override as distributor for the Certificates. However, under the distribution agreement with MWAFS, we pay the following sales expenses: manager and registered representative compensation; registered representative training allowances; deferred compensation and insurance benefits of registered representatives; advertising expenses; and all other expenses of distributing the Certificates.

     Proceeds from the Surrender Charge on the Certificates are retained by us and used to defray the expenses we incur in paying for distribution-related services under the distribution agreement, such as the payment of commissions.


     Because registered representatives of MWAFS are also insurance agents of the Society, they and their managers are eligible for various cash benefits such as bonuses, insurance benefits and financing arrangements and non-cash compensation programs that we may provide jointly with MWAFS. These programs include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, subject to applicable regulatory requirements. Sales of the Certificates may help registered representatives and/or their managers qualify for such benefits. In addition, MWAFS registered representatives who meet certain Society productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Certificates, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.


     See "DISTRIBUTION OF THE CERTIFICATES" in the Statement of Additional Information for more information concerning compensation paid for the sale of the Certificates.

     Under the Public Disclosure Program, NASD, Inc. ("NASD") provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASD's toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasd.com. An investor brochure that includes information describing the Public Disclosure Program is available from the NASD.

LEGAL PROCEEDINGS

     The Society, like other insurers, is involved in lawsuits. Currently, there are no class action lawsuits naming the Society as a defendant or involving the Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Society believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of MWA Financial Services, Inc. to perform its contract with the Society or the ability of the Society to meet its obligations under the Certificate.

VOTING RIGHTS


     To the extent required by law, the Society will vote Fund shares held in the Account at regular and special shareholder meetings of the Funds, in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, the Society determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.


     The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.


     The number of votes of an Investment Option that are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by each Fund. For each Subaccount in which you have a voting interest, you will receive proxy materials and reports relating to any meeting of shareholders of the Investment Option in which that Subaccount invests.


     The Society will vote Fund shares attributable to Certificates as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Certificates) in proportion to the voting instructions received with respect to all Certificates participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter.

ADMINISTRATIVE SERVICES AGREEMENT

     The Certificates are administered by EquiTrust Life Insurance Company ("EquiTrust Life"), an Iowa corporation having its principal offices at 5400 University Avenue, West Des Moines, Iowa 50266, pursuant to an administrative services agreement between the Society and EquiTrust Life. EquiTrust Life also maintains records of transactions relating to the Certificates and provides other services.

FINANCIAL STATEMENTS


     The audited statutory-basis balance sheets of the Society as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, surplus and cash flow for each of the three years in the period ended December 31, 2004, and related financial statement schedules, as well as the independent registered public accounting firm reports thereon, are contained in the Statement of Additional Information. Likewise the audited statements of assets and liabilities of the Account as of December 31, 2004, and the related statements of operations and changes in net assets for each of the periods ended December 31, 2004 as disclosed in the financial statements, as well as the related independent registered public accounting firm report, are contained in the Statement of Additional Information.


     The Society's statutory-basis financial statements should be considered only as bearing on the Society's ability to meet its obligations under the Certificates. They should not be considered as bearing on the investment performance of the assets held in the Account.

                 (This page has been left blank intentionally.)

APPENDIX A

CALCULATING VARIABLE ANNUITY PAYMENTS

     The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a supplemental contract issued in consideration of proceeds from a Non-Qualified Certificate. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a HYPOTHETICAL supplemental contract issued for proceeds from a HYPOTHETICAL Certificate.

        WHAT THE CHART ILLUSTRATES. The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment supplemental contract issued in consideration of proceeds from a hypothetical Non-Qualified Certificate assuming a different hypothetical rate of return for a single Subaccount supporting the supplemental contract. The chart assumes that the first monthly payment in the initial year shown is $1,000.


        HYPOTHETICAL RATES OF RETURN. The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.58%, 7.16%, 9.58% and 12.00%. Net of all expenses, these constant returns are: (2.16)%, 1.42%, 5.00%, 7.42% and 9.84%. The first variable annuity payment for each year reflects the 5% assumed interest rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.76% of their average daily net assets. This is the average of Fund expenses shown in the Annual Investment Option Expenses table beginning on page 7. The mortality and expense risk charge is assumed to be at an annual rate of 1.40% of the illustrated Subaccount's average daily net assets.

     THE FIRST MONTHLY VARIABLE ANNUITY PAYMENTS DEPICTED IN THE CHART ARE BASED ON HYPOTHETICAL SUPPLEMENTAL CONTRACTS AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. THE SOCIETY DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY SUBACCOUNT, CERTIFICATE OR SUPPLEMENTAL CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE CHART IS FOR ILLUSTRATION PURPOSES ONLY AND DOES NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. The first variable annuity payment in each year under an actual supplemental contract issued in connection with an actual Certificate will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Certificate Holder are different from the hypothetical returns. Because a Subaccount's investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the settlement option selected and the life of the payee. See the Prospectus section titled "SETTLEMENT OPTIONS--Election of Settlement Options and Annuity Payments."


        ASSUMPTIONS ON WHICH THE HYPOTHETICAL SUPPLEMENTAL CONTRACT AND CERTIFICATE ARE BASED. The chart reflects a hypothetical supplemental contract and Certificate. These, in turn, are based on the following assumptions:

          -    The hypothetical Certificate is a Non-Qualified Certificate

          - The supplemental contract is issued in consideration of proceeds from the hypothetical Certificate

          - The proceeds applied under the supplemental contract represent the entire Net Accumulated Value of the Certificate and are allocated to a single Subaccount


          - The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.58%, 7.16%, 9.58% and 12.00%

          -    Assumed interest rate is 5% per year

          -    The payee elects to receive monthly variable annuity payments

          - The proceeds applied to the purchase of annuity units as of the effective date of the supplemental contract under the annuity settlement option selected results in an initial variable annuity payment of $1,000

     For a discussion of how a Certificate Holder or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see "SETTLEMENT OPTIONS."

        ASSUMED INTEREST RATE. Among the most important factors that determines the amount of each variable annuity payment is the assumed interest rate. Under supplemental contracts available as of the date of this Prospectus, the assumed interest rate is 5%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the assumed interest rate, and will decrease if the annualized net rate of return over the same period is less than the assumed interest rate. (The assumed interest rate is an important component of the net investment factor.) For a detailed discussion of the assumed interest rate and net investment factor, see "SETTLEMENT OPTIONS."

        THE $1,000 INITIAL MONTHLY VARIABLE ANNUITY PAYMENT. The hypothetical supplemental contract has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual supplemental contract will depend upon:

          -    the amount of proceeds applied

          -    the annuity settlement option selected

          - the settlement option rates in the supplemental contract on the effective date

          - the assumed interest rate under the supplemental contract on the effective date

          -    the age of the payee

          -    in most cases, the sex of the payee

     For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual supplemental contract, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual supplemental contract by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the supplemental contract for the settlement option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see "SETTLEMENT OPTIONS." For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 5% net assumed interest rate.

                  INITIAL MONTHLY PAYMENTS FOR EACH YEAR SHOWN,
    ASSUMING A CONSTANT RATE OF RETURN UNDER ALTERNATIVE INVESTMENT SCENARIOS



CONTRACT      0.00% GROSS       3.58% GROSS      7.16% GROSS       9.58% GROSS      12.00% GROSS
YEAR          -2.16% NET         1.42% NET        5.00% NET         7.42% NET         9.84% NET
------------------------------------------------------------------------------------------------
1              $ 1,000           $ 1,000          $ 1,000           $ 1,000           $ 1,000
2                  932               966            1,000             1,023             1,046
3                  868               933            1,000             1,047             1,094
4                  809               901            1,000             1,071             1,145
5                  754               870            1,000             1,095             1,198
6                  702               841            1,000             1,121             1,253
7                  655               812            1,000             1,147             1,310
8                  610               784            1,000             1,173             1,371
9                  568               758            1,000             1,200             1,434
10                 530               732            1,000             1,228             1,500
11                 493               707            1,000             1,256             1,569
12                 460               683            1,000             1,285             1,642
13                 428               659            1,000             1,314             1,717
14                 399               637            1,000             1,345             1,796
15                 372               615            1,000             1,376             1,879
16                 347               594            1,000             1,407             1,966
17                 323               574            1,000             1,440             2,057
18                 301               554            1,000             1,473             2,151
19                 280               536            1,000             1,507             2,251
20                 261               517            1,000             1,542             2,354
21                 244               500            1,000             1,577             2,463
22                 227               483            1,000             1,614             2,576
23                 211               466            1,000             1,651             2,695
24                 197               450            1,000             1,689             2,819
25                 184               435            1,000             1,728             2,949

APPENDIX B

CONDENSED FINANCIAL INFORMATION


     The Account commenced operations on February 11, 2002; however, no premiums were received until May 29, 2002. The information presented below reflects the accumulation unit information for the Subaccounts for the one-year periods ended on December 31.



                                          ACCUMULATION        ACCUMULATION
                                          UNIT VALUE AT       UNIT VALUE AT     NUMBER OF UNITS AT
SUBACCOUNT                              BEGINNING OF YEAR      END OF YEAR         END OF YEAR
--------------------------------------------------------------------------------------------------
VP Ultra(R)
  2002                                     $  10.000000       $   8.080074         1,432.170044
  2003                                     $   8.080074       $   9.953373        12,608.612713
  2004                                     $   9.953373       $  10.864070        52,376.412864

VP Vista
  2002                                     $  10.000000       $   7.997399           562.492864
  2003                                     $   7.997399       $  11.218280         8,301.861227
  2004                                     $  11.218280       $  12.791960        50,543.294970

Appreciation
  2002                                     $  10.000000       $   9.803606         1,499.821634
  2003                                     $   9.803606       $  11.715230        12,817.195855
  2004                                     $  11.715230       $  12.136062        36,838.892675

Developing Leaders
  2002                                     $  10.000000       $   8.225948         1,649.170501
  2003                                     $   8.225948       $  10.684611        16,259.664251
  2004                                     $  10.684611       $  11.732890        91,970.864311

Disciplined Stock
  2002                                     $  10.000000       $   9.809114           169.724809
  2003                                     $   9.809114       $  11.949549         6,983.071132
  2004                                     $  11.949549       $  12.712070        27,670.371803

Dreyfus Growth and Income
  2002                                     $  10.000000       $   7.969859           541.145078
  2003                                     $   7.969859       $   9.948979        10,363.770004
  2004                                     $   9.948979       $  10.544159        43,960.436189

International Equity
  2002                                     $  10.000000       $   9.611194            76.199686
  2003                                     $   9.611194       $  13.546328         2,360.274974
  2004                                     $  13.546328       $  16.643860        17,299.312513

Socially Responsible Growth
  2002                                     $  10.000000       $   9.806650            69.159190
  2003                                     $   9.806650       $  12.161976         7,344.092072
  2004                                     $  12.161976       $  12.706111        31,216.495978

Blue Chip
  2002                                     $  10.000000       $   9.880645         3,634.220169
  2003                                     $   9.880645       $  12.248896        28,227.849463
  2004                                     $  12.248896       $  12.812956        81,481.322917

                                          ACCUMULATION        ACCUMULATION
                                          UNIT VALUE AT       UNIT VALUE AT     NUMBER OF UNITS AT
SUBACCOUNT                              BEGINNING OF YEAR      END OF YEAR         END OF YEAR
--------------------------------------------------------------------------------------------------
High Grade Bond
  2002                                     $  10.000000       $  10.419313         2,813.963918
  2003                                     $  10.419313       $  10.833854        18,647.932290
  2004                                     $  10.833854       $  11.143408        88,379.950724

Managed
  2002                                     $  10.000000       $   9.809973         4,324.961142
  2003                                     $   9.809973       $  11.874065        25,187.673443
  2004                                     $  11.874065       $  12.714949       109,769.174437

Money Market
  2002                                     $  10.000000       $   9.982696        23,031.697350
  2003                                     $   9.982696       $   9.896365        44,356.804932
  2004                                     $   9.896365       $   9.831780       169,013.251387

Strategic Yield
  2002                                     $  10.000000       $  10.115219         1,946.659824
  2003                                     $  10.115219       $  11.169994        16,869.520444
  2004                                     $  11.169994       $  12.001156       106,707.768953

Value Growth
  2002                                     $  10.000000       $   8.808507           126.365337
  2003                                     $   8.808507       $  11.355480         7,545.785136
  2004                                     $  11.355480       $  12.490840        47,122.292095

Contrafund
  2002                                     $  10.000000       $   8.714751         1,318.955596
  2003                                     $   8.714751       $  11.042009        26,816.474401
  2004                                     $  11.042009       $  12.575659       126,140.718942

Growth
  2002                                     $  10.000000       $  10.046779         1,115.963648
  2003                                     $  10.046779       $  13.163685        14,299.992290
  2004                                     $  13.163685       $  13.420071        70,113.845906

Fidelity Growth & Income
  2002                                     $  10.000000       $   8.916156           255.962312
  2003                                     $   8.916156       $  10.884120        14,872.685428
  2004                                     $  10.884120       $  11.355816        48,551.076096

High Income
  2002                                     $  10.000000       $  10.856262         1,857.226747
  2003                                     $  10.856262       $  13.572487        14,111.573924
  2004                                     $  13.572487       $  14.641233        66,304.806094

Index 500
  2002                                     $  10.000000       $   8.199955         2,654.315795
  2003                                     $   8.199955       $  10.384756        46,052.901012
  2004                                     $  10.384756       $  11.328603       190,044.770260

MidCap
  2002                                     $  10.000000       $   8.469266           546.735719
  2003                                     $   8.469266       $  11.549156        10,431.884527
  2004                                     $  11.549156       $  14.199558        90,946.608170

                                          ACCUMULATION        ACCUMULATION
                                          UNIT VALUE AT       UNIT VALUE AT     NUMBER OF UNITS AT
SUBACCOUNT                              BEGINNING OF YEAR      END OF YEAR         END OF YEAR
--------------------------------------------------------------------------------------------------
Overseas
  2002                                     $  10.000000       $   9.429449         1,670.232197
  2003                                     $   9.429449       $  13.333160        11,495.335671
  2004                                     $  13.333160       $  14.942491        61,324.032818

Mid-Cap Value
  2002                                     $  10.000000       $   9.494036         3,478.521823
  2003                                     $   9.494036       $  12.138470        17,535.965665
  2004                                     $  12.138470       $  14.493233        72,849.578914

Small Company
  2002                                     $  10.000000       $  10.102637         1,402.208094
  2003                                     $  10.102637       $  13.549906         5,893.477705
  2004                                     $  13.549906       $  16.995467        34,483.935533

NASDAQ-100 Index
  2002                                     $  10.000000       $   7.876109         2,521.959865
  2003                                     $   7.876109       $  11.546706        15,176.958951
  2004                                     $  11.546706       $  12.535975        55,979.260053

Russell 2000 Small Cap Index
  2002                                     $  10.000000       $   8.350662           194.418130
  2003                                     $   8.350662       $  12.043671        12,318.883246
  2004                                     $  12.043671       $  13.981085        63,687.382520

S&P MidCap 400 Index
  2002                                     $  10.000000       $   8.686684         2,994.413149
  2003                                     $   8.686684       $  11.544674        24,621.944240
  2004                                     $  11.544674       $  13.180713        81,903.419410

Equity Income
  2002                                     $  10.000000       $   8.429752         2,430.173409
  2003                                     $   8.429752       $  10.434123        23,409.600942
  2004                                     $  10.434123       $  11.825779       107,847.158530

Mid Cap Growth
  2002                                     $  10.000000       $  10.351865           978.347409
  2003                                     $  10.351865       $  14.130351        14,499.096759
  2004                                     $  14.130351       $  16.492683        37,586.899400

New America Growth
  2002                                     $  10.000000       $   9.524799         1,268.881426
  2003                                     $   9.524799       $  12.692306         6,362.193878
  2004                                     $  12.692306       $  13.879907        35,759.291862

Personal Strategy Balanced
  2002                                     $  10.000000       $   9.075692         2,547.184241
  2003                                     $   9.075692       $  11.171343        29,922.170293
  2004                                     $  11.171343       $  12.427721       138,446.387936

International Stock
  2002                                     $  10.000000       $   8.086486           608.605548
  2003                                     $   8.086486       $  10.409563         5,589.253600
  2004                                     $  10.409563       $  11.679946        20,903.743703

                              TEAR AT PERFORATION

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Society at our Administrative Center address shown on the cover of this Prospectus.

Name __________________________________________________________________________

Address _______________________________________________________________________

City, State, Zip ______________________________________________________________

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS


                                                                                     PAGE
                                                                                     ----
ADDITIONAL CERTIFICATE PROVISIONS                                                     1
       The Certificate                                                                1
       Incontestability                                                               1
       Misstatement of Age or Sex                                                     1
CALCULATION OF YIELDS AND TOTAL RETURNS                                               1
       Money Market Subaccount Yields                                                 1
       Other Subaccount Yields                                                        2
       Average Annual Total Returns                                                   3
       Other Total Returns                                                            3
       Effect of the Administrative Charge on Performance Data                        4
DISTRIBUTION OF THE CERTIFICATES                                                      4
ADMINISTRATIVE SERVICES AGREEMENT                                                     5
LEGAL MATTERS                                                                         5
EXPERTS                                                                               5
OTHER INFORMATION                                                                     6
FINANCIAL STATEMENTS                                                                  6


                                     SAI-TOC

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION


                            MODERN WOODMEN OF AMERICA

         Home Office:                    Variable Product Administrative Center:
        1701 1st Avenue                                PO Box 9284
  Rock Island, Illinois 61201                    Des Moines, Iowa 50306
                                                         1-877-249-3692


               MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                   CERTIFICATE

This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity certificate (the "Certificate") offered by Modern Woodmen of America (the "Society"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Certificate. The Prospectus for the Certificate is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing or calling our Administrative Center at the address or phone number shown above.

                                   May 1, 2005

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS


                                                                                     PAGE
                                                                                     ----
ADDITIONAL CERTIFICATE PROVISIONS                                                      1
       The Certificate                                                                 1
       Incontestability                                                                1
       Misstatement of Age or Sex                                                      1
CALCULATION OF YIELDS AND TOTAL RETURNS                                                1
       Money Market Subaccount Yields                                                  1
       Other Subaccount Yields                                                         2
       Average Annual Total Returns                                                    3
       Other Total Returns                                                             3
       Effect of the Administrative Charge On Performance Data                         4
DISTRIBUTION OF THE CERTIFICATES                                                       4
ADMINISTRATIVE SERVICES AGREEMENT                                                      5
LEGAL MATTERS                                                                          5
EXPERTS                                                                                5
OTHER INFORMATION                                                                      6
FINANCIAL STATEMENTS                                                                   6

ADDITIONAL CERTIFICATE PROVISIONS

THE CERTIFICATE

     The Certificate includes the basic Certificate, the application, any endorsement or additional benefit riders, all other attached papers and the Articles of Incorporation and By-Laws of the Society which are in force on the Issue Date. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Certificate unless it is contained in the application.

INCONTESTABILITY

     We will not contest the Certificate from its Issue Date.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex.

CALCULATION OF YIELDS AND TOTAL RETURNS


     The Society may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed in accordance with the standards defined by the SEC, or be accompanied by performance data computed in such manner.


MONEY MARKET SUBACCOUNT YIELDS

     Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Certificate with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

     The net change in account value reflects:


          - net income from the Investment Option attributable to the hypothetical account, and


          - charges and deductions imposed under the Certificate attributable to the hypothetical account.

     The charges and deductions include per unit charges for the hypothetical account for:

          -    the annual administrative charge and

          -    the mortality and expense risk charge.

     For purposes of calculating current yields for a Certificate, an average per unit administrative charge is used based on the $30 administrative charge deducted at the beginning of each Certificate Year. Current yields and effective yields will be calculated according to the SEC prescribed formulas set forth below:


          Current Yield = ((NCS - ES)/UV) X (365/7)
          Where:


          NCS = the net change in the value of the Investment Option
               (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.


          ES = per unit expenses attributable to the hypothetical account for the seven-day period.

          UV = the unit value for the first day of the seven-day period.

          Effective Yield = (1 + ((NCS - ES)/UV))(TO THE POWER OF 365/7) - 1

          Where:


          NCS = the net change in the value of the Investment Option
               (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.


          ES = per unit expenses attributable to the hypothetical account for the seven-day period.

          UV = the unit value for the first day of the seven-day period.

     The yield for the Money Market Subaccount will be lower than the yield for the Investment Option due to the charges and deductions imposed under the Certificate.

     The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The actual yield is affected by:

          -    changes in interest rates on money market securities,

          -    the average portfolio maturity of the Money Market Investment
               Option,

          - the quality of portfolio securities held by this Investment Option, and

          -    the operating expenses of the Money Market Investment Option.

     Yields may also be presented for other periods of time.

OTHER SUBACCOUNT YIELDS

     Advertisements and sales literature may quote the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for a Certificate for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.


     The yield is calculated according to the SEC prescribed formula set forth below:


          Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(TO THE POWER OF 6) - 1)

          Where:


          NI = net investment income of the Investment Option for the 30-day or one-month period attributable to the shares owned by the Subaccount.


          ES = expenses of the Subaccount for the 30-day or one-month period.


          U = the average daily number of accumulation units outstanding during the period.


          UV = the unit value at the close of the last day in the 30-day or one-month period.

     The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Certificate.

     The yield for each Subaccount normally will fluctuate over time and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

     The surrender charge is not considered in the yield calculation.

AVERAGE ANNUAL TOTAL RETURNS


     Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one-, five- and ten- year periods. Average annual total returns may also be disclosed for other periods of time.


     Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.


     Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Certificate charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average annual administrative charge per dollar of Certificate value is used. The calculation also assumes surrender of the Certificate at the end of the period. The total return will then be calculated according to the SEC prescribed formula set forth below:


          TR = (ERV/P)(TO THE POWER OF 1/N) - 1

          Where:

          TR = the average annual total return net of subaccount recurring charges.

          ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

          P   = a hypothetical initial payment of $1,000.

          N   = the number of years in the period.

     INVESTMENT OPTION PERFORMANCE. Each Subaccount may advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Certificate.

     The actual Subaccount total return information and the Investment Option total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For Investment Option total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

OTHER TOTAL RETURNS

     Advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.

     We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

          CTR = (ERV/P) - 1

          Where:

          CTR = The cumulative total return net of Subaccount recurring charges for the period.

          ERV = The ending redeemable value of the hypothetical investment at the end of the period.

          P   = A hypothetical single payment of $1,000.

EFFECT OF THE ADMINISTRATIVE CHARGE ON PERFORMANCE DATA

     We apply an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date. This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all certificates in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

DISTRIBUTION OF THE CERTIFICATES

     MWA Financial Services, Inc. ("MWAFS") is responsible for distributing the Certificates pursuant to a distribution agreement with us. MWAFS serves as principal underwriter for the Certificates. MWAFS, an Illinois corporation organized in 2001 and a wholly-owned subsidiary of the Society, is located at 1701 1st Avenue, Rock Island, Illinois. MWAFS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc.

     We offer the Certificates to the public on a continuous basis. We anticipate continuing to offer the Certificates, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Certificate. Commissions paid on the Certificate, including other incentives or payments, are not charged directly to the Certificate Holders or the Account.

     MWAFS will sell the Certificate through its registered representatives, who must be licensed as insurance agents and appointed by the Society.

     MWAFS received sales compensation with respect to the Certificates in the following amounts during the periods indicated.


                                                           AGGREGATE AMOUNT
                               AGGREGATE AMOUNT OF    OF COMMISSIONS RETAINED BY
                                 COMMISSIONS PAID    MWAFS AFTER PAYMENTS TO ITS
                 FISCAL YEAR         TO MWAFS*        REGISTERED REPRESENTATIVES
                 ---------------------------------------------------------------
                 2004            $    1,289,767              $     54,497

                 2003            $      273,690              $     14,571

                 2002            $       39,292              $      2,259


     * Includes sales compensation paid to sales representatives of MWAFS.

     MWAFS passes through commissions it receives and does not retain any override as distributor for the Certificates. However, under the distribution agreement with MWAFS, we pay the following sales expenses: manager and registered representative compensation; registered representative training allowances; deferred compensation and insurance benefits of registered representatives; advertising expenses; and all other expenses of distributing the Certificates.

ADMINISTRATIVE SERVICES AGREEMENT


     EquiTrust Life Insurance Company ("EquiTrust Life") and the Society are parties to an administrative services agreement pursuant to which EquiTrust Life agrees to provide certain accounting, actuarial, tax, management and other services to the Society. For services performed by EquiTrust Life under the administrative services agreement during the fiscal years ended December 31, 2004, 2003 and 2002, EquiTrust Life billed the Society $255,554, $240,000 and $120,000, respectively.


LEGAL MATTERS

     All matters relating to Illinois law pertaining to the Certificates, including the validity of the Certificates and the Society's authority to issue the Certificates, have been passed upon by C. Ernest Beane, Esquire, General Counsel and Director of the Society. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS


     The Society's statutory-basis balance sheets as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, surplus and cash flow for each of the three years in the period ended December 31, 2004, and related financial statement schedules, appearing herein, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

     The Account's statements of assets and liabilities as of December 31, 2004, and the related statements of operations and changes in net assets for each of the periods ended December 31, 2004 as disclosed in the financial statements, appearing herein, have also been audited by Ernst & Young LLP, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in auditing and accounting.


OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Certificate discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Certificate and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The Society's statutory-basis financial statements included in this Statement of Additional Information should be considered only as bearing on the Society's ability to meet its obligations under the Certificates. They should not be considered as bearing on the investment performance of the assets held in the Account.

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Modern Woodmen of America Variable Annuity Account

We have audited the accompanying statements of assets and liabilities of each of the respective subaccounts of the Modern Woodmen of America Variable Annuity Account (the "Account"), a separate account comprised of the Ultra, Vista, Appreciation, Developing Leaders, Disciplined Stock, Dreyfus Growth & Income, International Equity, Socially Responsible Growth, Blue Chip, High Grade
Bond, Managed, Money Market, Strategic Yield, Value Growth, Contrafund,
Growth, Fidelity Growth & Income, High Income, Index 500, Mid-Cap, Overseas, Mid-Cap Value, Small Company, NASDAQ 100 Index, Russell 2000 Small Cap Index, S&P MidCap 400 Index, Equity Income, Mid-Cap Growth, New America Growth, Personal Strategy Balanced, and International Stock Subaccounts, as of
December 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the mutual funds' transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of the Modern Woodmen of America Variable Annuity Account at December 31, 2004, and the results of their operations and the changes in their net assets for the periods described above in conformity with U.S. generally accepted accounting principles.

                                         /s/ Ernst & Young LLP

Des Moines, Iowa
March 18, 2005

           MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

                  STATEMENTS OF ASSETS AND LIABILITIES

                            DECEMBER 31, 2004

                                                            AMERICAN CENTURY
                                                        VARIABLE PORTFOLIOS, INC.
                                                     -------------------------------
                                                         ULTRA            VISTA
                                                       SUBACCOUNT       SUBACCOUNT
                                                     -------------------------------
ASSETS
Investments in shares of mutual funds, at market     $      569,021   $      646,548

LIABILITIES                                                       -                -
                                                     -------------------------------
Net assets                                           $      569,021   $      646,548
                                                     ===============================

NET ASSETS
Accumulation units                                   $      569,021   $      646,548
                                                     -------------------------------
Total net assets                                     $      569,021   $      646,548
                                                     ===============================

Investments in shares of mutual funds, at cost       $      520,589   $      588,496
Shares of mutual fund owned                               56,006.00        48,249.84

Accumulation units outstanding                            52,376.41        50,543.29
Accumulation unit value                              $        10.86   $        12.79

SEE ACCOMPANYING NOTES.

                                                                            DREYFUS VARIABLE INVESTMENT FUND
                                                     ------------------------------------------------------------------------------
                                                                                                         DREYFUS
                                                                       DEVELOPING     DISCIPLINED       GROWTH &     INTERNATIONAL
                                                      APPRECIATION      LEADERS          STOCK           INCOME          EQUITY
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                     ------------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market     $      447,079  $    1,079,084  $      351,748  $      463,526  $      287,927

LIABILITIES                                                       -               -               -               -               -
                                                     ------------------------------------------------------------------------------
Net assets                                           $      447,079  $    1,079,084  $      351,748  $      463,526  $      287,927
                                                     ==============================================================================

NET ASSETS
Accumulation units                                   $      447,079  $    1,079,084  $      351,748  $      463,526  $      287,927
                                                     ------------------------------------------------------------------------------
Total net assets                                     $      447,079  $    1,079,084  $      351,748  $      463,526  $      287,927
                                                     ==============================================================================

Investments in shares of mutual funds, at cost       $      430,675  $      993,595  $      330,923  $      432,214  $      255,936
Shares of mutual fund owned                               12,572.53       25,970.74       16,805.91       21,660.09       20,050.65

Accumulation units outstanding                            36,838.89       91,970.86       27,670.37       43,960.44       17,299.31
Accumulation unit value                              $        12.14  $        11.73  $        12.71  $        10.54  $        16.64

                                                        DREYFUS
                                                        SOCIALLY        EQUITRUST
                                                      RESPONSIBLE        VARIABLE
                                                         GROWTH         INSURANCE
                                                       FUND, INC.      SERIES FUND
                                                     --------------   --------------
                                                       SOCIALLY
                                                      RESPONSIBLE
                                                         GROWTH         BLUE CHIP
                                                       SUBACCOUNT       SUBACCOUNT
                                                     --------------   --------------
ASSETS
Investments in shares of mutual funds, at market     $      396,640   $    1,044,017

LIABILITIES                                                       -                -
                                                     --------------   --------------
Net assets                                           $      396,640   $    1,044,017
                                                     ==============   ==============

NET ASSETS
Accumulation units                                   $      396,640   $    1,044,017
                                                     --------------   --------------
Total net assets                                     $      396,640   $    1,044,017
                                                     ==============   ==============

Investments in shares of mutual funds, at cost       $      377,760   $      980,040
Shares of mutual fund owned                               15,827.62        29,684.86

Accumulation units outstanding                            31,216.50        81,481.32
Accumulation unit value                              $        12.71   $        12.81

SEE ACCOMPANYING NOTES.

                                                         EQUITRUST VARIABLE INSURANCE SERIES FUND
                                                     ------------------------------------------------
                                                       HIGH GRADE
                                                          BOND            MANAGED       MONEY MARKET
                                                       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                     ------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market     $      984,854   $    1,395,709   $    1,661,701

LIABILITIES                                                       -                -                -
                                                     ------------------------------------------------
Net assets                                           $      984,854   $    1,395,709   $    1,661,701
                                                     ================================================

NET ASSETS
Accumulation units                                   $      984,854   $    1,395,709   $    1,661,701
                                                     ------------------------------------------------
Total net assets                                     $      984,854   $    1,395,709   $    1,661,701
                                                     ================================================

Investments in shares of mutual funds, at cost       $      977,326   $    1,307,318   $    1,661,701
Shares of mutual fund owned                               94,879.95        89,068.89     1,661,701.06

Accumulation units outstanding                            88,379.95       109,769.17       169,013.25
Accumulation unit value                              $        11.14   $        12.71   $         9.83

                                                                                                   FIDELITY
                                                                                                   VARIABLE
                                                                                                   INSURANCE
                                                                                                   PRODUCTS
                                                     EQUITRUST VARIABLE INSURANCE SERIES FUND        FUNDS
                                                     ----------------------------------------   --------------
                                                     STRATEGIC YIELD            VALUE GROWTH      CONTRAFUND
                                                        SUBACCOUNT               SUBACCOUNT       SUBACCOUNT
                                                     ----------------------------------------   ---------------
ASSETS
Investments in shares of mutual funds, at market     $    1,280,617            $      588,597   $    1,586,303

LIABILITIES                                                       -                         -                -
                                                     ----------------------------------------   --------------
Net assets                                           $    1,280,617            $      588,597   $    1,586,303
                                                     ========================================   ==============

NET ASSETS
Accumulation units                                   $    1,280,617            $      588,597   $    1,586,303
                                                     ----------------------------------------   --------------
Total net assets                                     $    1,280,617            $      588,597   $    1,586,303
                                                     ========================================   ==============

Investments in shares of mutual funds, at cost       $    1,262,375            $      540,149   $    1,410,237
Shares of mutual fund owned                              136,671.99                 45,346.46        59,590.64

Accumulation units outstanding                           106,707.77                 47,122.29       126,140.72
Accumulation unit value                              $        12.00            $        12.49   $        12.58

                                                                FIDELITY
                                                            VARIABLE INSURANCE
                                                              PRODUCTS FUNDS
                                                     -------------------------------
                                                                         FIDELITY
                                                                         GROWTH &
                                                         GROWTH           INCOME
                                                       SUBACCOUNT       SUBACCOUNT
                                                     -------------------------------
ASSETS
Investments in shares of mutual funds, at market     $      940,933   $      551,337

LIABILITIES                                                       -                -
                                                     -------------------------------
Net assets                                           $      940,933   $      551,337
                                                     ===============================

NET ASSETS
Accumulation units                                   $      940,933   $      551,337
                                                     -------------------------------
Total net assets                                     $      940,933   $      551,337
                                                     ===============================

Investments in shares of mutual funds, at cost       $      900,955   $      519,692
Shares of mutual fund owned                               29,394.97        39,636.02

Accumulation units outstanding                            70,113.85        48,551.08
Accumulation unit value                              $        13.42   $        11.36

SEE ACCOMPANYING NOTES.

                                                                        FIDELITY VARIABLE INSURANCE
                                                                               PRODUCTS FUNDS
                                                     -----------------------------------------------------------------
                                                      HIGH INCOME        INDEX 500        MID-CAP          OVERSEAS
                                                       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                     -----------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market     $      970,784   $    2,152,942   $    1,291,402   $      916,334

LIABILITIES                                                       -                -                -                -
                                                     -----------------------------------------------------------------
Net assets                                           $      970,784   $    2,152,942   $    1,291,402   $      916,334
                                                     =================================================================

NET ASSETS
Accumulation units                                   $      970,784   $    2,152,942   $    1,291,402   $      916,334
                                                     -----------------------------------------------------------------
Total net assets                                     $      970,784   $    2,152,942   $    1,291,402   $      916,334
                                                     =================================================================

Investments in shares of mutual funds, at cost       $      905,073   $    1,959,817   $    1,103,920   $      816,275
Shares of mutual fund owned                              140,489.74        15,629.34        43,219.60        52,302.16

Accumulation units outstanding                            66,304.81       190,044.77        90,946.61        61,324.03
Accumulation unit value                              $        14.64   $        11.33   $        14.20   $        14.94

                                                              J. P. MORGAN
                                                             SERIES TRUST II
                                                     -------------------------------
                                                         MID-CAP           SMALL
                                                          VALUE           COMPANY
                                                       SUBACCOUNT       SUBACCOUNT
                                                     -------------------------------
ASSETS
Investments in shares of mutual funds, at market     $    1,055,826   $      586,071

LIABILITIES                                                       -                -
                                                     -------------------------------
Net assets                                           $    1,055,826   $      586,071
                                                     ===============================

NET ASSETS
Accumulation units                                   $    1,055,826   $      586,071
                                                     -------------------------------
Total net assets                                     $    1,055,826   $      586,071
                                                     ===============================

Investments in shares of mutual funds, at cost       $      926,719   $      504,915
Shares of mutual fund owned                               40,734.03        32,778.00

Accumulation units outstanding                            72,849.58        34,483.94
Accumulation unit value                              $        14.49   $        17.00

                                                              SUMMIT MUTUAL
                                                              FUNDS, INC. -
                                                             PINNACLE SERIES
                                                     -------------------------------
                                                                       RUSSELL 2000
                                                       NASDAQ 100       SMALL CAP
                                                         INDEX            INDEX
                                                       SUBACCOUNT       SUBACCOUNT
                                                     -------------------------------
ASSETS
Investments in shares of mutual funds, at market     $      701,755   $      890,419

LIABILITIES                                                       -                -
                                                     -------------------------------
Net assets                                           $      701,755   $      890,419
                                                     ===============================

NET ASSETS
Accumulation units                                   $      701,755   $      890,419
                                                     -------------------------------
Total net assets                                     $      701,755   $      890,419
                                                     ===============================

Investments in shares of mutual funds, at cost       $      623,503   $      777,686
Shares of mutual fund owned                               30,765.22        13,930.21

Accumulation units outstanding                            55,979.26        63,687.38
Accumulation unit value                              $        12.54   $        13.98

SEE ACCOMPANYING NOTES.

                                                         SUMMIT
                                                         MUTUAL
                                                      FUNDS, INC. -
                                                        PINNACLE
                                                         SERIES       T. ROWE PRICE EQUITY SERIES, INC.
                                                     --------------   ---------------------------------
                                                       S&P MIDCAP                            MID-CAP
                                                        400 INDEX      EQUITY INCOME         GROWTH
                                                       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                     --------------   ---------------------------------
ASSETS
Investments in shares of mutual funds, at market     $    1,079,545   $    1,275,377     $      619,909

LIABILITIES                                                       -                -                  -
                                                     --------------   ---------------------------------
Net assets                                           $    1,079,545   $    1,275,377     $      619,909
                                                     ==============   =================================

NET ASSETS
Accumulation units                                   $    1,079,545   $    1,275,377     $      619,909
                                                     --------------   ---------------------------------
Total net assets                                     $    1,079,545   $    1,275,377     $      619,909
                                                     ==============   =================================

Investments in shares of mutual funds, at cost       $      958,846   $    1,173,090     $      537,379
Shares of mutual fund owned                               17,767.37        57,089.38          26,323.09

Accumulation units outstanding                            81,903.42       107,847.16          37,586.90
Accumulation unit value                              $        13.18   $        11.83     $        16.49

                                                                                          T. ROWE PRICE
                                                                                          INTERNATIONAL
                                                     T. ROWE PRICE EQUITY SERIES, INC.     SERIES, INC.
                                                     ---------------------------------   --------------
                                                                           PERSONAL
                                                       NEW AMERICA         STRATEGY       INTERNATIONAL
                                                         GROWTH            BALANCED           STOCK
                                                       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                                     ---------------------------------   --------------
ASSETS
Investments in shares of mutual funds, at market     $      496,336     $    1,720,573   $      244,155

LIABILITIES                                                       -                  -                -
                                                     ---------------------------------   --------------
Net assets                                           $      496,336     $    1,720,573   $      244,155
                                                     =================================   ==============

NET ASSETS
Accumulation units                                   $      496,336     $    1,720,573   $      244,155
                                                     ---------------------------------   --------------
Total net assets                                     $      496,336     $    1,720,573   $      244,155
                                                     =================================   ==============

Investments in shares of mutual funds, at cost       $      454,531     $    1,587,265   $      217,337
Shares of mutual fund owned                               25,518.54          96,879.12        18,166.26

Accumulation units outstanding                            35,759.29         138,446.39        20,903.74
Accumulation unit value                              $        13.88     $        12.43   $        11.68

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2004

                                                            AMERICAN CENTURY
                                                        VARIABLE PORTFOLIOS, INC.
                                                     -------------------------------
                                                         ULTRA            VISTA
                                                       SUBACCOUNT       SUBACCOUNT
                                                     -------------------------------
Income:
  Dividends                                          $            -   $            -
Expenses:
  Mortality and expense risk                                 (4,903)          (5,747)
                                                     -------------------------------
Net investment income (loss)                                 (4,903)          (5,747)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 2,940           19,895
  Realized gain distributions                                     -                -
                                                     -------------------------------
Total realized gain (loss) on investments                     2,940           19,895

Change in unrealized appreciation/depreciation of
  investments                                                43,861           44,448
                                                     -------------------------------
Net increase (decrease) in net assets from
  operations                                         $       41,898   $       58,596
                                                     ===============================

SEE ACCOMPANYING NOTES.

                                                                            DREYFUS VARIABLE INVESTMENT FUND
                                                     ------------------------------------------------------------------------------
                                                                                                        DREYFUS
                                                                       DEVELOPING     DISCIPLINED       GROWTH &     INTERNATIONAL
                                                      APPRECIATION       LEADERS         STOCK           INCOME          EQUITY
                                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                     ------------------------------------------------------------------------------
Income:
  Dividends                                          $        7,287  $        2,031  $        4,571  $        4,432  $        9,189
Expenses:
  Mortality and expense risk                                 (4,438)         (8,491)         (3,506)         (3,809)         (2,097)
                                                     ------------------------------------------------------------------------------
Net investment income (loss)                                  2,849          (6,460)          1,065             623           7,092

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 2,894          26,601           4,108           4,005          10,021
  Realized gain distributions                                     -               -               -               -               -
                                                     ------------------------------------------------------------------------------
Total realized gain (loss) on investments                     2,894          26,601           4,108           4,005          10,021

Change in unrealized appreciation/depreciation of
  investments                                                 8,739          61,320          17,211          24,903          26,961
                                                     ------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                         $       14,482  $       81,461  $       22,384  $       29,531  $       44,074
                                                     ==============================================================================

                                                        DREYFUS
                                                        SOCIALLY        EQUITRUST
                                                      RESPONSIBLE        VARIABLE
                                                         GROWTH         INSURANCE
                                                       FUND, INC.      SERIES FUND
                                                     --------------   --------------
                                                        SOCIALLY
                                                      RESPONSIBLE
                                                         GROWTH         BLUE CHIP
                                                       SUBACCOUNT       SUBACCOUNT
                                                     --------------   --------------
Income:
  Dividends                                          $          581   $        5,735
Expenses:
  Mortality and expense risk                                 (3,603)          (9,830)
                                                     --------------   --------------
Net investment income (loss)                                 (3,022)          (4,095)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 4,579           20,825
  Realized gain distributions                                     -                -
                                                     --------------   --------------
Total realized gain (loss) on investments                     4,579           20,825

Change in unrealized appreciation/depreciation of
  investments                                                15,075           31,796
                                                     --------------   --------------
Net increase (decrease) in net assets from
  operations                                         $       16,632   $       48,526
                                                     ==============   ==============

SEE ACCOMPANYING NOTES.

                                                          EQUITRUST VARIABLE INSURANCE SERIES FUND
                                                     --------------------------------------------------
                                                       HIGH GRADE
                                                          BOND             MANAGED        MONEY MARKET
                                                       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                     --------------------------------------------------
Income:
  Dividends                                          $       24,766    $        8,453    $        5,167
Expenses:
  Mortality and expense risk                                 (7,910)          (11,630)           (9,909)
                                                     --------------------------------------------------
Net investment income (loss)                                 16,856            (3,177)           (4,742)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  (732)           24,244                 -
  Realized gain distributions                                   542                 -                 -
                                                     --------------------------------------------------
Total realized gain (loss) on investments                      (190)           24,244                 -

Change in unrealized appreciation/depreciation of
  investments                                                 6,808            60,941                 -
                                                     --------------------------------------------------
Net increase (decrease) in net assets from
  operations                                         $       23,474    $       82,008    $       (4,742)
                                                     ==================================================

                                                                                                   FIDELITY
                                                                                                   VARIABLE
                                                                                                   INSURANCE
                                                                                                   PRODUCTS
                                                     EQUITRUST VARIABLE INSURANCE SERIES FUND        FUNDS
                                                     ----------------------------------------   --------------
                                                     STRATEGIC YIELD           VALUE GROWTH       CONTRAFUND
                                                       SUBACCOUNT               SUBACCOUNT        SUBACCOUNT
                                                     ----------------------------------------   --------------
Income:
  Dividends                                          $       41,325           $           923   $        1,291
Expenses:
  Mortality and expense risk                                 (9,718)                   (4,965)         (11,993)
                                                     ----------------------------------------   --------------
Net investment income (loss)                                 31,607                    (4,042)         (10,702)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 8,521                     5,850           19,373
  Realized gain distributions                                     -                         -                -
                                                     ----------------------------------------   --------------
Total realized gain (loss) on investments                     8,521                     5,850           19,373

Change in unrealized appreciation/depreciation of
  investments                                                13,889                    43,259          150,817
                                                     ----------------------------------------   --------------
Net increase (decrease) in net assets from
  operations                                         $       54,017           $        45,067   $      159,488
                                                     ========================================   ==============


                                                                 FIDELITY
                                                            VARIABLE INSURANCE
                                                              PRODUCTS FUNDS
                                                     --------------------------------
                                                                          FIDELITY
                                                                          GROWTH &
                                                         GROWTH            INCOME
                                                       SUBACCOUNT        SUBACCOUNT
                                                     --------------------------------
Income:
  Dividends                                          $          569    $        1,780
Expenses:
  Mortality and expense risk                                 (8,141)           (5,200)
                                                     --------------------------------
Net investment income (loss)                                 (7,572)           (3,420)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 4,481             6,085
  Realized gain distributions                                     -                 -
                                                     --------------------------------
Total realized gain (loss) on investments                     4,481             6,085

Change in unrealized appreciation/depreciation of
  investments                                                27,898            21,153
                                                     --------------------------------
Net increase (decrease) in net assets from
  operations                                         $       24,807    $       23,818
                                                     ================================

SEE ACCOMPANYING NOTES.

                                                                          FIDELITY VARIABLE INSURANCE
                                                                                PRODUCTS FUNDS
                                                     --------------------------------------------------------------------
                                                       HIGH INCOME        INDEX 500          MID-CAP          OVERSEAS
                                                       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                     --------------------------------------------------------------------
Income:
  Dividends                                          $       22,005    $        7,693    $            -    $        2,189
Expenses:
  Mortality and expense risk                                 (8,997)          (17,498)           (8,112)           (6,813)
                                                     --------------------------------------------------------------------
Net investment income (loss)                                 13,008            (9,805)           (8,112)           (4,624)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                (6,749)           22,491            16,718            21,816
  Realized gain distributions                                     -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments                    (6,749)           22,491            16,718            21,816

Change in unrealized appreciation/depreciation of
  investments                                                54,911           149,024           180,007            76,828
                                                     --------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                         $       61,170    $      161,710    $      188,613    $       94,020
                                                     ====================================================================

                                                               J. P. MORGAN
                                                              SERIES TRUST II
                                                     --------------------------------
                                                         MID-CAP            SMALL
                                                          VALUE            COMPANY
                                                       SUBACCOUNT        SUBACCOUNT
                                                     --------------------------------
Income:
  Dividends                                          $        1,426    $            -
Expenses:
  Mortality and expense risk                                 (8,190)           (3,267)
                                                     --------------------------------
Net investment income (loss)                                 (6,764)           (3,267)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                18,724            13,442
  Realized gain distributions                                 2,455                 -
                                                     --------------------------------
Total realized gain (loss) on investments                    21,179            13,442

Change in unrealized appreciation/depreciation of
  investments                                               111,203            67,864
                                                     --------------------------------
Net increase (decrease) in net assets from
  operations                                         $      125,618    $       78,039
                                                     ================================

                                                              SUMMIT MUTUAL
                                                              FUNDS, INC. -
                                                             PINNACLE SERIES
                                                     --------------------------------
                                                                        RUSSELL 2000
                                                       NASDAQ 100        SMALL CAP
                                                         INDEX             INDEX
                                                       SUBACCOUNT        SUBACCOUNT
                                                     --------------------------------
Income:
  Dividends                                          $            -    $          393
Expenses:
  Mortality and expense risk                                 (5,961)           (6,040)
                                                     --------------------------------
Net investment income (loss)                                 (5,961)           (5,647)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                17,581             8,813
  Realized gain distributions                                     -                 -
                                                     --------------------------------
Total realized gain (loss) on investments                    17,581             8,813

Change in unrealized appreciation/depreciation of
  investments                                                56,739           105,070
                                                     --------------------------------
Net increase (decrease) in net assets from
  operations                                         $       68,359    $      108,236
                                                     ================================

SEE ACCOMPANYING NOTES.

                                                         SUMMIT
                                                         MUTUAL
                                                     FUNDS, INC. -
                                                        PINNACLE
                                                         SERIES        T. ROWE PRICE EQUITY SERIES, INC.
                                                     --------------    ---------------------------------
                                                       S&P MIDCAP                             MID-CAP
                                                       400 INDEX        EQUITY INCOME         GROWTH
                                                       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                     --------------    ---------------------------------
Income:
  Dividends                                          $        1,326    $       13,173     $            -
Expenses:
  Mortality and expense risk                                (10,150)           (9,347)            (7,327)
                                                     --------------    ---------------------------------
Net investment income (loss)                                 (8,824)            3,826             (7,327)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                22,729            10,621             21,648
  Realized gain distributions                                     -            22,952                  -
                                                     --------------    ---------------------------------
Total realized gain (loss) on investments                    22,729            33,573             21,648

Change in unrealized appreciation/depreciation of
  investments                                               103,171            83,975             70,497
                                                     --------------    ---------------------------------
Net increase (decrease) in net assets from
  operations                                         $      117,076    $      121,374     $       84,818
                                                     ==============    =================================

                                                                                          T. ROWE PRICE
                                                                                          INTERNATIONAL
                                                     T. ROWE PRICE EQUITY SERIES, INC.     SERIES, INC.
                                                     ---------------------------------    --------------
                                                                           PERSONAL
                                                       NEW AMERICA         STRATEGY        INTERNATIONAL
                                                         GROWTH            BALANCED            STOCK
                                                       SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                     ---------------------------------    --------------
Income:
  Dividends                                          $          251     $       22,699    $        2,438
Expenses:
  Mortality and expense risk                                 (3,983)           (13,151)           (1,867)
                                                     ---------------------------------    --------------
Net investment income (loss)                                 (3,732)             9,548               571

Realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 4,168             15,323             4,443
  Realized gain distributions                                     -              6,538                 -
                                                     ---------------------------------    --------------
Total realized gain (loss) on investments                     4,168             21,861             4,443

Change in unrealized appreciation/depreciation of
  investments                                                34,284            112,299            20,238
                                                     ---------------------------------    --------------
Net increase (decrease) in net assets from
  operations                                         $       34,720     $      143,708    $       25,252
                                                     =================================    ==============

               MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                             AMERICAN CENTURY
                                                         VARIABLE PORTFOLIOS, INC.
                                                     --------------------------------
                                                             ULTRA SUBACCOUNT
                                                     --------------------------------
                                                          YEAR ENDED DECEMBER 31
                                                          2004              2003
                                                     --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (4,903)   $         (655)
  Net realized gain (loss) on investments                     2,940             6,066
  Change in unrealized appreciation/depreciation
    of investments                                           43,861             5,262
                                                     --------------------------------
 Net increase (decrease) in net assets from
   operations                                                41,898            10,673

 Contract transactions:
  Transfers of net premiums                                 121,155             7,006
  Transfers of surrenders and death benefits                (30,555)           (2,056)
  Transfers of administrative and other charges                (290)              (21)
  Transfers between subaccounts, including
    Declared Interest Option account                        311,315            98,324
                                                     --------------------------------
 Net increase in net assets from certificate
   transactions                                             401,625           103,253
                                                     --------------------------------
 Total increase in net assets                               443,523           113,926

Net assets at beginning of period                           125,498            11,572
                                                     --------------------------------
Net assets at end of period                          $      569,021    $      125,498
                                                     ================================

SEE ACCOMPANYING NOTES.

                                                            AMERICAN CENTURY
                                                        VARIABLE PORTFOLIOS, INC.        DREYFUS VARIABLE INVESTMENT FUND
                                                     --------------------------------    --------------------------------
                                                             VISTA SUBACCOUNT                APPRECIATION SUBACCOUNT
                                                     --------------------------------    --------------------------------
                                                          YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
                                                          2004              2003             2004              2003
                                                     --------------------------------    --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (5,747)   $         (529)   $        2,849    $        1,051
  Net realized gain (loss) on investments                    19,895               603             2,894             4,471
  Change in unrealized appreciation/depreciation
   of investments                                            44,448            13,951             8,739             8,192
                                                     --------------------------------    --------------------------------
 Net increase (decrease) in net assets from
   operations                                                58,596            14,025            14,482            13,714

 Contract transactions:
  Transfers of net premiums                                  89,226            14,920            35,174            16,301
  Transfers of surrenders and death benefits               (105,988)             (844)          (25,004)             (417)
  Transfers of administrative and other charges                (312)              (32)             (254)             (136)
  Transfers between subaccounts, including
   Declared Interest Option account                         511,893            60,566           272,525           105,990
                                                     --------------------------------    --------------------------------
 Net increase in net assets from certificate
   transactions                                             494,819            74,610           282,441           121,738
                                                     --------------------------------    --------------------------------
 Total increase in net assets                               553,415            88,635           296,923           135,452

Net assets at beginning of period                            93,133             4,498           150,156            14,704
                                                     --------------------------------    --------------------------------
Net assets at end of period                          $      646,548    $       93,133    $      447,079    $      150,156
                                                     ================================    ================================

                                                     DREYFUS VARIABLE INVESTMENT FUND
                                                     --------------------------------
                                                            DEVELOPING LEADERS
                                                                SUBACCOUNT
                                                     --------------------------------
                                                          YEAR ENDED DECEMBER 31
                                                          2004              2003
                                                     --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (6,460)   $       (1,096)
  Net realized gain (loss) on investments                    26,601               481
  Change in unrealized appreciation/depreciation
   of investments                                            61,320            24,399
                                                     --------------------------------
 Net increase (decrease) in net assets from
   operations                                                81,461            23,784

 Contract transactions:
  Transfers of net premiums                                 196,687            25,631
  Transfers of surrenders and death benefits                 (9,468)             (192)
  Transfers of administrative and other charges                (576)             (193)
  Transfers between subaccounts, including
   Declared Interest Option account                         637,252           111,132
                                                     --------------------------------
 Net increase in net assets from certificate
   transactions                                             823,895           136,378
                                                     --------------------------------
 Total increase in net assets                               905,356           160,162

Net assets at beginning of period                           173,728            13,566
                                                     --------------------------------
Net assets at end of period                          $    1,079,084    $      173,728
                                                     ================================

                                                            DREYFUS VARIABLE
                                                             INVESTMENT FUND
                                                     --------------------------------
                                                       DISCIPLINED STOCK SUBACCOUNT
                                                     --------------------------------
                                                          YEAR ENDED DECEMBER 31
                                                          2004              2003
                                                     --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $        1,065    $          291
  Net realized gain (loss) on investments                     4,108             3,268
  Change in unrealized appreciation/depreciation
   of investments                                            17,211             3,658
                                                     --------------------------------
 Net increase (decrease) in net assets from
   operations                                                22,384             7,217

 Contract transactions:
  Transfers of net premiums                                  78,792             5,835
  Transfers of surrenders and death benefits                (20,406)             (299)
  Transfers of administrative and other charges                 (81)              (22)
  Transfers between subaccounts, including
   Declared Interest Option account                         187,614            69,049
                                                     --------------------------------
 Net increase in net assets from certificate
   transactions                                             245,919            74,563
                                                     --------------------------------
 Total increase in net assets                               268,303            81,780

Net assets at beginning of period                            83,445             1,665
                                                     --------------------------------
Net assets at end of period                          $      351,748    $       83,445
                                                     ================================

SEE ACCOMPANYING NOTES.

                                                                       DREYFUS VARIABLE INVESTMENT FUND
                                                     --------------------------------------------------------------------
                                                          DREYFUS GROWTH & INCOME              INTERNATIONAL EQUITY
                                                                SUBACCOUNT                          SUBACCOUNT
                                                     --------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2004              2003               2004             2003
                                                     --------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $          623    $            2    $        7,092    $          820
  Net realized gain (loss) on investments                     4,005             1,299            10,021               100
  Change in unrealized appreciation/depreciation
   of investments                                            24,903             6,645            26,961             5,067
                                                     --------------------------------------------------------------------
 Net increase (decrease) in net assets from
   operations                                                29,531             7,946            44,074             5,987

 Contract transactions:
  Transfers of net premiums                                  93,103             4,889            47,966             1,447
  Transfers of surrenders and death benefits                (23,281)             (138)          (35,882)              (64)
  Transfers of administrative and other charges                (145)              (22)             (135)               (6)
  Transfers between subaccounts, including
   Declared Interest Option account                         261,209            86,121           199,931            23,877
                                                     --------------------------------------------------------------------
 Net increase in net assets from certificate
   transactions                                             330,886            90,850           211,880            25,254
                                                     --------------------------------------------------------------------
 Total increase in net assets                               360,417            98,796           255,954            31,241

Net assets at beginning of period                           103,109             4,313            31,973               732
                                                     --------------------------------------------------------------------

Net assets at end of period                          $      463,526    $      103,109    $      287,927    $       31,973
                                                     ====================================================================

                                                             DREYFUS SOCIALLY
                                                               RESPONSIBLE
                                                             GROWTH FUND, INC.
                                                     --------------------------------
                                                        SOCIALLY RESPONSIBLE GROWTH
                                                                 SUBACCOUNT
                                                     --------------------------------
                                                          YEAR ENDED DECEMBER 31
                                                          2004              2003
                                                     --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (3,022)   $         (362)
  Net realized gain (loss) on investments                     4,579             3,577
  Change in unrealized appreciation/depreciation
   of investments                                            15,075             3,820
                                                     --------------------------------
 Net increase (decrease) in net assets from
   operations                                                16,632             7,035

 Contract transactions:
  Transfers of net premiums                                  75,474            11,735
  Transfers of surrenders and death benefits                (22,287)             (560)
  Transfers of administrative and other charges                 (81)              (13)
  Transfers between subaccounts, including
   Declared Interest Option account                         237,583            70,444
                                                     --------------------------------
 Net increase in net assets from certificate
   transactions                                             290,689            81,606
                                                     --------------------------------
 Total increase in net assets                               307,321            88,641

Net assets at beginning of period                            89,319               678
                                                     --------------------------------

Net assets at end of period                          $      396,640    $       89,319
                                                     ================================

                                                             EQUITRUST VARIABLE
                                                            INSURANCE SERIES FUND
                                                     --------------------------------
                                                           BLUE CHIP SUBACCOUNT
                                                     --------------------------------
                                                          YEAR ENDED DECEMBER 31
                                                          2004              2003
                                                     --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (4,095)   $       (1,129)
  Net realized gain (loss) on investments                    20,825             3,895
  Change in unrealized appreciation/depreciation
   of investments                                            31,796            31,990
                                                     --------------------------------
 Net increase (decrease) in net assets from
   operations                                                48,526            34,756

 Contract transactions:
  Transfers of net premiums                                 136,474            32,856
  Transfers of surrenders and death benefits                (86,670)             (293)
  Transfers of administrative and other charges                (695)             (196)
  Transfers between subaccounts, including
   Declared Interest Option account                         600,622           242,729
                                                     --------------------------------
 Net increase in net assets from certificate
   transactions                                             649,731           275,096
                                                     --------------------------------
 Total increase in net assets                               698,257           309,852

Net assets at beginning of period                           345,760            35,908
                                                     --------------------------------
Net assets at end of period                          $    1,044,017    $      345,760
                                                     ================================

SEE ACCOMPANYING NOTES.

                                                                   EQUITRUST VARIABLE INSURANCE SERIES FUND
                                                     --------------------------------------------------------------------
                                                        HIGH GRADE BOND SUBACCOUNT              MANAGED SUBACCOUNT
                                                     --------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2004              2003              2004              2003
                                                     --------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       16,856    $        5,086    $       (3,177)   $         (440)
  Net realized gain (loss) on investments                      (190)              551            24,244             2,929
  Change in unrealized appreciation/depreciation
   of investments                                             6,808               650            60,941            26,882
                                                     --------------------------------------------------------------------
 Net increase (decrease) in net assets from
   operations                                                23,474             6,287            82,008            29,371

 Contract transactions:
  Transfers of net premiums                                 185,371            44,917           239,159            35,051
  Transfers of surrenders and death benefits                (23,846)             (790)          (42,573)           (2,502)
  Transfers of administrative and other charges                (662)             (232)             (823)             (231)
  Transfers between subaccounts, including
   Declared Interest Option account                         598,488           122,527           818,858           194,963
                                                     --------------------------------------------------------------------
 Net increase in net assets from certificate
   transactions                                             759,351           166,422         1,014,621           227,281
                                                     --------------------------------------------------------------------
 Total increase in net assets                               782,825           172,709         1,096,629           256,652

Net assets at beginning of period                           202,029            29,320           299,080            42,428
                                                     --------------------------------------------------------------------
Net assets at end of period                          $      984,854    $      202,029    $    1,395,709    $      299,080
                                                     ====================================================================

                                                     EQUITRUST VARIABLE INSURANCE SERIES FUND
                                                     ----------------------------------------
                                                              MONEY MARKET SUBACCOUNT
                                                     ----------------------------------------
                                                              YEAR ENDED DECEMBER 31
                                                          2004                      2003
                                                     ----------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (4,742)           $       (1,699)
  Net realized gain (loss) on investments                         -                         -
  Change in unrealized appreciation/depreciation
   of investments                                                 -                         -
                                                     ----------------------------------------
 Net increase (decrease) in net assets from
   operations                                                (4,742)                   (1,699)

 Contract transactions:
  Transfers of net premiums                              21,984,604                 5,536,236
  Transfers of surrenders and death benefits               (126,560)                  (70,491)
  Transfers of administrative and other charges                 (31)                      (15)
  Transfers between subaccounts, including
   Declared Interest Option account                     (20,630,541)               (5,254,978)
                                                     ----------------------------------------
 Net increase in net assets from certificate
   transactions                                           1,227,472                   210,752
                                                     ----------------------------------------
 Total increase in net assets                             1,222,730                   209,053

Net assets at beginning of period                           438,971                   229,918
                                                     ----------------------------------------
Net assets at end of period                          $    1,661,701            $      438,971
                                                     ========================================

                                                             EQUITRUST VARIABLE
                                                           INSURANCE SERIES FUND
                                                     --------------------------------
                                                        STRATEGIC YIELD SUBACCOUNT
                                                     --------------------------------
                                                          YEAR ENDED DECEMBER 31
                                                          2004              2003
                                                     --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       31,607    $        5,736
  Net realized gain (loss) on investments                     8,521               691
  Change in unrealized appreciation/depreciation
   of investments                                            13,889             4,092
                                                     --------------------------------
 Net increase (decrease) in net assets from
   operations                                                54,017            10,519

 Contract transactions:
  Transfers of net premiums                                 233,889            17,701
  Transfers of surrenders and death benefits                (21,203)           (4,156)
  Transfers of administrative and other charges                (505)              (91)
  Transfers between subaccounts, including
   Declared Interest Option account                         825,987           144,768
                                                     --------------------------------
 Net increase in net assets from certificate
   transactions                                           1,038,168           158,222
                                                     --------------------------------
 Total increase in net assets                             1,092,185           168,741

Net assets at beginning of period                           188,432            19,691
                                                     --------------------------------
Net assets at end of period                          $    1,280,617    $      188,432
                                                     ================================

SEE ACCOMPANYING NOTES.

                                                           EQUITRUST VARIABLE
                                                          INSURANCE SERIES FUND
                                                     --------------------------------
                                                         VALUE GROWTH SUBACCOUNT
                                                     --------------------------------
                                                          YEAR ENDED DECEMBER 31
                                                          2004              2003
                                                     --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $       (4,042)   $         (282)
  Net realized gain (loss) on investments                     5,850             2,391
  Change in unrealized appreciation/depreciation
   of investments                                            43,259             5,185
                                                     --------------------------------
 Net increase (decrease) in net assets from
   operations                                                45,067             7,294

 Contract transactions:
  Transfers of net premiums                                  98,489             6,687
  Transfers of surrenders and death benefits                (31,028)           (1,356)
  Transfers of administrative and other charges                (298)              (21)
  Transfers between subaccounts, including
   Declared Interest Option account                         390,681            71,969
                                                     --------------------------------
 Net increase in net assets from certificate
   transactions                                             457,844            77,279
                                                     --------------------------------
 Total increase in net assets                               502,911            84,573

Net assets at beginning of period                            85,686             1,113
                                                     --------------------------------
Net assets at end of period                          $      588,597    $       85,686
                                                     ================================

                                                                  FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                     --------------------------------------------------------------------
                                                           CONTRAFUND SUBACCOUNT                GROWTH SUBACCOUNT
                                                     --------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                          2004              2003              2004              2003
                                                     --------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                       $      (10,702)   $       (1,279)   $       (7,572)   $         (825)
  Net realized gain (loss) on investments                    19,373             8,249             4,481             5,551
  Change in unrealized appreciation/depreciation
   of investments                                           150,817            25,331            27,898            12,727
                                                     --------------------------------------------------------------------
 Net increase (decrease) in net assets from
   operations                                               159,488            32,301            24,807            17,453

 Contract transactions:
  Transfers of net premiums                                 198,659            31,871           196,554            13,952
  Transfers of surrenders and death benefits                (53,726)             (298)          (26,425)             (731)
  Transfers of administrative and other charges                (799)             (198)             (374)              (62)
  Transfers between subaccounts, including
   Declared Interest Option account                         986,573           220,938           558,130           146,417
                                                     --------------------------------------------------------------------
 Net increase in net assets from certificate
   transactions                                           1,130,707           252,313           727,885           159,576
                                                     --------------------------------------------------------------------
 Total increase in net assets                             1,290,195           284,614           752,692           177,029

Net assets at beginning of period                           296,108            11,494           188,241            11,212
                                                     --------------------------------------------------------------------
Net assets at end of period                          $    1,586,303    $      296,108    $      940,933    $      188,241
                                                     ====================================================================

                                                                           FIDELITY
                                                                      VARIABLE INSURANCE
                                                                        PRODUCTS FUNDS
                                                               --------------------------------
                                                                   FIDELITY GROWTH & INCOME
                                                                         SUBACCOUNT
                                                               --------------------------------
                                                                    YEAR ENDED DECEMBER 31
                                                                    2004              2003
                                                               --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $       (3,420)   $         (434)
  Net realized gain (loss) on investments                               6,085               290
  Change in unrealized appreciation/depreciation of
   investments                                                         21,153            10,570
                                                               --------------------------------
 Net increase (decrease) in net assets from operations                 23,818            10,426

 Contract transactions:
  Transfers of net premiums                                            84,803             9,741
  Transfers of surrenders and death benefits                          (34,119)             (952)
  Transfers of administrative and other charges                          (360)              (45)
  Transfers between subaccounts, including
   Declared Interest Option account                                   315,319           140,424
                                                               --------------------------------
 Net increase in net assets from certificate transactions             365,643           149,168
                                                               --------------------------------
 Total increase in net assets                                         389,461           159,594

Net assets at beginning of period                                     161,876             2,282
                                                               --------------------------------
Net assets at end of period                                    $      551,337    $      161,876
                                                               ================================

SEE ACCOMPANYING NOTES.

                                                                            FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                               --------------------------------------------------------------------
                                                                    HIGH INCOME SUBACCOUNT               INDEX 500 SUBACCOUNT
                                                               --------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                                    2004              2003              2004              2003
                                                               --------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $       13,008    $          855    $       (9,805)   $       (1,496)
  Net realized gain (loss) on investments                              (6,749)              897            22,491             2,455

  Change in unrealized appreciation/depreciation of
   investments                                                         54,911            10,319           149,024            44,899
                                                               --------------------------------------------------------------------
 Net increase (decrease) in net assets from operations                 61,170            12,071           161,710            45,858

 Contract transactions:
  Transfers of net premiums                                           183,888            24,437           346,214            53,359
  Transfers of surrenders and death benefits                          (56,296)                -           (76,791)           (2,352)
  Transfers of administrative and other charges                          (480)              (43)             (831)             (127)
  Transfers between subaccounts, including
   Declared Interest Option account                                   590,973           134,901         1,244,392           359,745
                                                               --------------------------------------------------------------------
 Net increase in net assets from certificate transactions             718,085           159,295         1,512,984           410,625
                                                               --------------------------------------------------------------------
 Total increase in net assets                                         779,255           171,366         1,674,694           456,483

Net assets at beginning of period                                     191,529            20,163           478,248            21,765
                                                               --------------------------------------------------------------------
Net assets at end of period                                    $      970,784    $      191,529    $    2,152,942    $      478,248
                                                               ====================================================================

                                                               FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                               ------------------------------------------
                                                                            MID-CAP SUBACCOUNT
                                                               ------------------------------------------
                                                                           YEAR ENDED DECEMBER 31
                                                                    2004                        2003
                                                               ------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $       (8,112)             $         (373)
  Net realized gain (loss) on investments                              16,718                       5,192

  Change in unrealized appreciation/depreciation of
   investments                                                        180,007                       7,408
                                                               ------------------------------------------
 Net increase (decrease) in net assets from operations                188,613                      12,227

 Contract transactions:
  Transfers of net premiums                                           181,051                       4,692
  Transfers of surrenders and death benefits                          (69,547)                       (306)
  Transfers of administrative and other charges                          (252)                        (69)
  Transfers between subaccounts, including
   Declared Interest Option account                                   871,058                      99,305
                                                               ------------------------------------------
 Net increase in net assets from certificate transactions             982,310                     103,622
                                                               ------------------------------------------
 Total increase in net assets                                       1,170,923                     115,849

Net assets at beginning of period                                     120,479                       4,630
                                                               ------------------------------------------
Net assets at end of period                                    $    1,291,402              $      120,479
                                                               ==========================================

                                                                           FIDELITY
                                                                      VARIABLE INSURANCE
                                                                        PRODUCTS FUNDS
                                                               --------------------------------
                                                                      OVERSEAS SUBACCOUNT
                                                               --------------------------------
                                                                    YEAR ENDED DECEMBER 31
                                                                    2004              2003
                                                               --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $       (4,624)   $         (560)
  Net realized gain (loss) on investments                              21,816             1,818
  Change in unrealized appreciation/depreciation of
   investments                                                         76,828            23,478
                                                               --------------------------------
 Net increase (decrease) in net assets from operations                 94,020            24,736

 Contract transactions:
  Transfers of net premiums                                           172,881            39,787
  Transfers of surrenders and death benefits                          (22,550)                -
  Transfers of administrative and other charges                          (286)              (74)
  Transfers between subaccounts, including
   Declared Interest Option account                                   519,000            73,071
                                                               --------------------------------
 Net increase in net assets from certificate transactions             669,045           112,784
                                                               --------------------------------
 Total increase in net assets                                         763,065           137,520

Net assets at beginning of period                                     153,269            15,749
                                                               --------------------------------
Net assets at end of period                                    $      916,334    $      153,269
                                                               ================================

SEE ACCOMPANYING NOTES.

                                                                                   J. P. MORGAN SERIES TRUST II
                                                               --------------------------------------------------------------------
                                                                   MID-CAP VALUE SUBACCOUNT            SMALL COMPANY SUBACCOUNT
                                                               --------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                                    2004              2003              2004              2003
                                                               --------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $       (6,764)   $       (1,023)   $       (3,267)   $         (530)
  Net realized gain (loss) on investments                              21,179             8,907            13,442               247
  Change in unrealized appreciation/depreciation of
   investments                                                        111,203            16,348            67,864            13,362
                                                               --------------------------------------------------------------------
 Net increase (decrease) in net assets from operations                125,618            24,232            78,039            13,079

 Contract transactions:
  Transfers of net premiums                                           107,313            13,276            71,388             7,039
  Transfers of surrenders and death benefits                          (33,523)           (1,813)          (18,909)             (725)
  Transfers of administrative and other charges                          (458)              (85)             (273)              (62)
  Transfers between subaccounts, including
   Declared Interest Option account                                   644,016           144,225           375,970            46,359
                                                               --------------------------------------------------------------------
 Net increase in net assets from certificate transactions             717,348           155,603           428,176            52,611
                                                               --------------------------------------------------------------------
 Total increase in net assets                                         842,966           179,835           506,215            65,690

Net assets at beginning of period                                     212,860            33,025            79,856            14,166
                                                               --------------------------------------------------------------------
Net assets at end of period                                    $    1,055,826    $      212,860    $      586,071    $       79,856
                                                               ====================================================================

                                                                       SUMMIT MUTUAL
                                                                       FUNDS, INC. -
                                                                      PINNACLE SERIES
                                                               --------------------------------
                                                                      NASDAQ 100 INDEX
                                                                          SUBACCOUNT
                                                               --------------------------------
                                                                    YEAR ENDED DECEMBER 31
                                                                    2004              2003
                                                               --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $       (5,961)   $         (995)
  Net realized gain (loss) on investments                              17,581             5,142
  Change in unrealized appreciation/depreciation of
   investments                                                         56,739            22,069
                                                               --------------------------------
 Net increase (decrease) in net assets from operations                 68,359            26,216

 Contract transactions:
  Transfers of net premiums                                           156,483            13,426
  Transfers of surrenders and death benefits                          (24,984)           (2,202)
  Transfers of administrative and other charges                          (484)              (89)
  Transfers between subaccounts, including
   Declared Interest Option account                                   327,137           118,030
                                                               --------------------------------
 Net increase in net assets from certificate transactions             458,152           129,165
                                                               --------------------------------
 Total increase in net assets                                         526,511           155,381

Net assets at beginning of period                                     175,244            19,863
                                                               --------------------------------
Net assets at end of period                                    $      701,755    $      175,244
                                                               ================================

                                                                       SUMMIT MUTUAL
                                                                       FUNDS, INC. -
                                                                      PINNACLE SERIES
                                                               --------------------------------
                                                                 RUSSELL 2000 SMALL CAP INDEX
                                                                          SUBACCOUNT
                                                               --------------------------------
                                                                    YEAR ENDED DECEMBER 31
                                                                    2004              2003
                                                               --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $       (5,647)   $         (437)
  Net realized gain (loss) on investments                               8,813             5,072
  Change in unrealized appreciation/depreciation of
   investments                                                        105,070             7,695
                                                               --------------------------------
 Net increase (decrease) in net assets from operations                108,236            12,330

 Contract transactions:
  Transfers of net premiums                                           141,970            34,472
  Transfers of surrenders and death benefits                          (37,405)           (2,344)
  Transfers of administrative and other charges                          (392)              (11)
  Transfers between subaccounts, including
   Declared Interest Option account                                   529,645           102,294
                                                               --------------------------------
 Net increase in net assets from certificate transactions             633,818           134,411
                                                               --------------------------------
 Total increase in net assets                                         742,054           146,741

Net assets at beginning of period                                     148,365             1,624
                                                               --------------------------------
Net assets at end of period                                    $      890,419    $      148,365
                                                               ================================

SEE ACCOMPANYING NOTES.

                                                                        SUMMIT MUTUAL
                                                                        FUNDS, INC. -
                                                                       PINNACLE SERIES
                                                               --------------------------------
                                                                     S&P MIDCAP 400 INDEX
                                                                          SUBACCOUNT
                                                               --------------------------------
                                                                    YEAR ENDED DECEMBER 31
                                                                    2004              2003
                                                               --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $       (8,824)   $       (1,023)
  Net realized gain (loss) on investments                              22,729            16,221
  Change in unrealized appreciation/depreciation of
   investments                                                        103,171            18,182
                                                               --------------------------------
 Net increase (decrease) in net assets from operations                117,076            33,380

 Contract transactions:
  Transfers of net premiums                                           192,504            46,429
  Transfers of surrenders and death benefits                         (120,719)           (2,510)
  Transfers of administrative and other charges                          (478)              (90)
  Transfers between subaccounts, including
   Declared Interest Option account                                   606,910           181,031
                                                               --------------------------------
 Net increase in net assets from certificate transactions             678,217           224,860
                                                               --------------------------------
 Total increase in net assets                                         795,293           258,240

Net assets at beginning of period                                     284,252            26,012
                                                               --------------------------------
Net assets at end of period                                    $    1,079,545    $      284,252
                                                               ================================

                                                                                T. ROWE PRICE EQUITY SERIES, INC.
                                                               --------------------------------------------------------------------
                                                                   EQUITY INCOME SUBACCOUNT           MID-CAP GROWTH SUBACCOUNT
                                                               --------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                                    2004              2003              2004              2003
                                                               --------------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $        3,826    $          701    $       (7,327)   $         (958)
  Net realized gain (loss) on investments                              33,573             5,571            21,648             9,888
  Change in unrealized appreciation/depreciation of
   investments                                                         83,975            18,577            70,497            12,424
                                                               --------------------------------------------------------------------
 Net increase (decrease) in net assets from operations                121,374            24,849            84,818            21,354

 Contract transactions:
  Transfers of net premiums                                           223,659            30,632           147,339            27,364
  Transfers of surrenders and death benefits                          (34,693)             (737)          (86,159)             (791)
  Transfers of administrative and other charges                          (400)              (87)             (431)              (47)
  Transfers between subaccounts, including
   Declared Interest Option account                                   721,178           169,116           269,465           146,869
                                                               --------------------------------------------------------------------
 Net increase in net assets from certificate transactions             909,744           198,924           330,214           173,395
                                                               --------------------------------------------------------------------
 Total increase in net assets                                       1,031,118           223,773           415,032           194,749

Net assets at beginning of period                                     244,259            20,486           204,877            10,128
                                                               --------------------------------------------------------------------
Net assets at end of period                                    $    1,275,377    $      244,259    $      619,909    $      204,877
                                                               ====================================================================

                                                                        T. ROWE PRICE
                                                                     EQUITY SERIES, INC.
                                                               --------------------------------
                                                                      NEW AMERICA GROWTH
                                                                          SUBACCOUNT
                                                               --------------------------------
                                                                    YEAR ENDED DECEMBER 31
                                                                    2004              2003
                                                               --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $       (3,732)   $         (450)
  Net realized gain (loss) on investments                               4,168             3,420
  Change in unrealized appreciation/depreciation of
   investments                                                         34,284             6,813
                                                               --------------------------------
 Net increase (decrease) in net assets from operations                 34,720             9,783

 Contract transactions:
  Transfers of net premiums                                            56,659             7,798
  Transfers of surrenders and death benefits                          (15,371)             (266)
  Transfers of administrative and other charges                          (215)              (57)
  Transfers between subaccounts, including
   Declared Interest Option account                                   339,792            51,407
                                                               --------------------------------
 Net increase in net assets from certificate transactions             380,865            58,882
                                                               --------------------------------
 Total increase in net assets                                         415,585            68,665

Net assets at beginning of period                                      80,751            12,086
                                                               --------------------------------
Net assets at end of period                                    $      496,336    $       80,751
                                                               ================================

SEE ACCOMPANYING NOTES.

                                                                                                            T. ROWE PRICE
                                                                        T. ROWE PRICE                       INTERNATIONAL
                                                                     EQUITY SERIES, INC.                     SERIES, INC.
                                                               --------------------------------    --------------------------------
                                                                  PERSONAL STRATEGY BALANCED             INTERNATIONAL STOCK
                                                                          SUBACCOUNT                          SUBACCOUNT
                                                               --------------------------------    --------------------------------
                                                                    YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                                    2004              2003              2004              2003
                                                               --------------------------------    --------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                 $        9,548    $        1,714    $          571    $          274
  Net realized gain (loss) on investments                              21,861             8,458             4,443             1,681
  Change in unrealized appreciation/depreciation of
   investments                                                        112,299            21,152            20,238             6,573
                                                               --------------------------------    --------------------------------
 Net increase (decrease) in net assets from operations                143,708            31,324            25,252             8,528

 Contract transactions:
  Transfers of net premiums                                           286,853            49,638            32,292             9,455
  Transfers of surrenders and death benefits                          (32,436)           (1,297)           (4,648)           (2,046)
  Transfers of administrative and other charges                          (695)             (122)             (194)              (38)
  Transfers between subaccounts, including
   Declared Interest Option account                                   988,872           231,611           133,271            37,362
                                                               --------------------------------    --------------------------------
 Net increase in net assets from certificate transactions           1,242,594           279,830           160,721            44,733
                                                               --------------------------------    --------------------------------
 Total increase in net assets                                       1,386,302           311,154           185,973            53,261

Net assets at beginning of period                                     334,271            23,117            58,182             4,921
                                                               --------------------------------    --------------------------------
Net assets at end of period                                    $    1,720,573    $      334,271    $      244,155    $       58,182
                                                               ================================    ================================

               MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Modern Woodmen of America Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Modern Woodmen of America (the Society) and exists in accordance with the rules and regulations of the Illinois Department of Financial and Professional Regulation - Division of Insurance. The Account is a funding vehicle for individual variable annuity certificates issued by the Society.

At the direction of eligible certificate owners, the Account invests in thirty-one investment subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):

  SUBACCOUNT                                     INVESTS EXCLUSIVELY IN SHARES OF
  ------------------------------------------------------------------------------------------------------
                                                 American Century Variable Portfolios, Inc.:
  Ultra                                            VP Ultra(R) Fund
  Vista                                            VP Vista(SM) Fund

                                                 Dreyfus Variable Investment Fund:
  Appreciation                                     VIF Appreciation Portfolio
  Developing Leaders                               VIF Developing Leaders Portfolio
  Disciplined Stock                                VIF Disciplined Stock Portfolio
  Dreyfus Growth & Income                          VIF Growth and Income Portfolio
  International Equity                             VIF International Equity Portfolio

  Socially Responsible Growth                    Dreyfus Socially Responsible Growth Fund, Inc.

                                                 EquiTrust Variable Insurance Series Fund:
  Blue Chip                                        Blue Chip Portfolio
  High Grade Bond                                  High Grade Bond Portfolio
  Managed                                          Managed Portfolio
  Money Market                                     Money Market Portfolio
  Strategic Yield                                  Strategic Yield Portfolio
  Value Growth                                     Value Growth Portfolio

                                                 Fidelity Variable Insurance Products Funds:
  Contrafund                                       VIP Contrafund(R) Portfolio-Initial Class
  Growth                                           VIP Growth Portfolio-Initial Class
  Fidelity Growth & Income                         VIP Growth & Income Portfolio-Initial Class
  High Income                                      VIP High Income Portfolio-Service Class 2

  SUBACCOUNT                                     INVESTS EXCLUSIVELY IN SHARES OF
  ------------------------------------------------------------------------------------------------------
                                                 Fidelity Variable Insurance Products Funds (continued):
  Index 500                                        VIP Index 500 Portfolio-Initial Class
  Mid-Cap                                          VIP Mid Cap Portfolio-Service Class 2
  Overseas                                         VIP Overseas Portfolio-Initial Class

                                                 J.P. Morgan Series Trust II:
  Mid-Cap Value                                    J.P. Morgan Mid Cap Value Portfolio
  Small Company                                    J.P. Morgan Small Company Portfolio

                                                 Summit Mutual Funds, Inc. - Pinnacle Series:
  NASDAQ 100 Index                                 NASDAQ-100 Index Portfolio
  Russell 2000 Small Cap Index                     Russell 2000 Small Cap Index Portfolio
  S&P MidCap 400 Index                             S&P MidCap 400 Index Portfolio

                                                 T. Rowe Price Equity Series, Inc.:
  Equity Income                                    Equity Income Portfolio
  Mid-Cap Growth                                   Mid-Cap Growth Portfolio
  New America Growth                               New America Growth Portfolio
  Personal Strategy Balanced                       Personal Strategy Balanced Portfolio

                                                 T. Rowe Price International Series, Inc.:
  International Stock                              International Stock Portfolio

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Society's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity certificates is not chargeable with liabilities arising out of any other business the Society may conduct.

Eligible contract owners may also allocate funds to the Declared Interest Option
(DIO) account. The DIO is funded by the general account of the Society and pays interest at declared rates guaranteed for each contract year.

ADMINISTRATIVE SERVICES AGREEMENT

The certificates are administered by EquiTrust Life Insurance Company (EquiTrust
Life), pursuant to an administrative services agreement between the Society and EquiTrust Life. EquiTrust Life also maintains records of transactions relating to the certificates and provides other services.

INVESTMENTS

Investments in shares of the Funds are stated at market value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

CERTIFICATES IN ANNUITIZATION PERIOD

Net assets allocated to contracts in the annuitization period (none at December 31, 2004) are computed according to the Annuity 2000 Mortality Table, with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Society and may result in additional amounts being transferred into the Account by the Society to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Society.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of the Account's financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. EXPENSE CHARGES

The Account reimburses the Society for certain mortality and other risks assumed by the Society. The Society deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% of the average daily net asset value of the Account. These charges are assessed in return for the Society's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with certificates issued.

The Account also pays the Society certain amounts relating to the distribution and administration of the certificates funded by the Account. The following summarizes those amounts:

  ADMINISTRATIVE CHARGE: Prior to the annuity payment period, the Society will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the certificate. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

  SURRENDER CHARGE: A surrender charge is imposed in the event of a full or partial surrender during the first eight certificate years. The amount charged is 8% of the amount surrendered during the first certificate year and declines by 1% in each of the next seven certificate years. No surrender charge is deducted on annual withdrawals up to 10% of the initial premium, if withdrawn in the first contract year, or of the accumulated value as of the most recent prior contract anniversary in subsequent years. After eight full contract years, no surrender charge is deducted.

  TRANSFER CHARGE: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one certificate year.

3. FEDERAL INCOME TAXES

The Society is a tax-exempt fraternal benefit society under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Society does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the certificates. Based on this, no charge is being made currently to the Account for federal income taxes. The Society will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the certificates.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2004:

                                                                  COST OF       PROCEEDS FROM
SUBACCOUNT                                                       PURCHASES          SALES
----------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
  Ultra                                                        $      432,330   $       35,608
  Vista                                                               637,697          148,625

Dreyfus Variable Investment Fund
  Appreciation                                                        310,973           25,683
  Developing Leaders                                                  954,843          137,408
  Disciplined Stock                                                   318,484           71,500
  Dreyfus Growth & Income                                             382,608           51,099
  International Equity                                                298,457           79,485

Dreyfus Socially Responsible Growth Fund, Inc.
  Socially Responsible Growth                                         378,202           90,535

EquiTrust Variable Insurance Series Fund
  Blue Chip                                                           798,152          152,516
  High Grade Bond                                                     927,951          151,202
  Managed                                                           1,260,030          248,586
  Money Market                                                     14,595,067       13,372,337
  Strategic Yield                                                   1,269,390          199,615
  Value Growth                                                        566,463          112,661

Fidelity Variable Insurance Products Funds
  Contrafund                                                        1,205,991           85,986
  Growth                                                              809,811           89,498
  Fidelity Growth & Income                                            437,213           74,990
  High Income                                                         987,393          256,300
  Index 500                                                         1,610,747          107,568
  Mid-Cap                                                           1,104,961          130,763
  Overseas                                                            762,106           97,685

J.P. Morgan Series Trust II
  Mid-Cap Value                                                       814,987          101,948
  Small Company                                                       464,498           39,589

                                                            COST OF     PROCEEDS FROM
SUBACCOUNT                                                 PURCHASES        SALES
-------------------------------------------------------------------------------------
Summit Mutual Funds, Inc.- Pinnacle Series
  NASDAQ 100 Index                                       $    529,734   $      77,543
  Russell 2000 Small Cap Index                                688,637          60,466
  S&P MidCap 400 Index                                        854,924         185,531

T. Rowe Price Equity Series, Inc.
  Equity Income                                             1,007,491          70,969
  Mid-Cap Growth                                              487,342         164,455
  New America Growth                                          406,911          29,778
  Personal Strategy Balanced                                1,373,073         114,393

T. Rowe Price International Series, Inc.
  International Stock                                         180,797          19,505

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units of each subaccount were as follows for the years ended December 31, 2004 and 2003:

                                                                                 YEAR ENDED DECEMBER 31
                                                                   2004                                      2003
                                                  ---------------------------------------   ---------------------------------------
                                                                                   NET                                      NET
                                                                                INCREASE                                  INCREASE
SUBACCOUNT                                          PURCHASED      REDEEMED    (DECREASE)    PURCHASED      REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------   ---------------------------------------
American Century Variable Portfolios, Inc.
  Ultra                                                42,769         3,002        39,767        17,046         5,869        11,177
  Vista                                                54,456        12,215        42,241         8,221           481         7,740

Dreyfus Variable Investment Fund
  Appreciation                                         25,830         1,808        24,022        14,451         3,134        11,317
  Developing Leaders                                   87,540        11,829        75,711        14,976           365        14,611
  Disciplined Stock                                    26,336         5,649        20,687         9,894         3,081         6,813
  Dreyfus Growth & Income                              38,352         4,756        33,596        10,688           865         9,823

                                                                                 YEAR ENDED DECEMBER 31
                                                  ---------------------------------------------------------------------------------
                                                                        2004                                      2003
                                                  ---------------------------------------   ---------------------------------------
                                                                                   NET                                      NET
                                                                                INCREASE                                  INCREASE
SUBACCOUNT                                          PURCHASED      REDEEMED    (DECREASE)    PURCHASED      REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------   ---------------------------------------
Dreyfus Variable Investment Fund (continuted)
  International Equity                                 20,244         5,305        14,939         2,382            98         2,284

Dreyfus Socially Responsible Growth Fund, Inc.
  Socially Responsible Growth                          30,986         7,113        23,873        13,116         5,841         7,275

EquiTrust Variable Insurance Series Fund
  Blue Chip                                            64,988        11,735        53,253        26,108         1,514        24,594
  High Grade Bond                                      82,813        13,081        69,732        24,146         8,312        15,834
  Managed                                             104,441        19,860        84,581        23,453         2,590        20,863
  Money Market                                      1,480,628     1,355,972       124,656       494,777       473,452        21,325
  Strategic Yield                                     106,276        16,438        89,838        16,611         1,688        14,923
  Value Growth                                         48,940         9,364        39,576         9,365         1,945         7,420

Fidelity Variable Insurance Products Funds
  Contrafund                                          105,603         6,278        99,325        29,582         4,085        25,497
  Growth                                               62,343         6,529        55,814        16,458         3,274        13,184
  Fidelity Growth & Income                             40,136         6,458        33,678        14,815           198        14,617
  High Income                                          70,144        17,951        52,193        12,843           588        12,255
  Index 500                                           152,452         8,460       143,992        45,501         2,102        43,399
  Mid-Cap                                              90,487         9,972        80,515        13,106         3,221         9,885
  Overseas                                             56,493         6,664        49,829        12,169         2,344         9,825

J.P. Morgan Series Trust II
  Mid-Cap Value                                        62,684         7,370        55,314        17,627         3,570        14,057
  Small Company                                        31,029         2,438        28,591         4,632           141         4,491

Summit Mutual Funds, Inc. -Pinnacle Series
  NASDAQ 100 Index                                     47,058         6,256        40,802        14,025         1,370        12,655
  Russell 2000 Small Cap Index                         55,659         4,291        51,368        13,794         1,669        12,125
  S&P MidCap 400 Index                                 72,026        14,745        57,281        28,369         6,741        21,628

                                                                                 YEAR ENDED DECEMBER 31
                                                                   2004                                      2003
                                                  ---------------------------------------   ---------------------------------------
                                                                                   NET                                      NET
                                                                                INCREASE                                  INCREASE
SUBACCOUNT                                          PURCHASED      REDEEMED    (DECREASE)    PURCHASED      REDEEMED     (DECREASE)
-----------------------------------------------------------------------------------------   ---------------------------------------
T. Rowe Price Equity Series, Inc.
  Equity Income                                        89,998         5,561        84,437        25,948         4,968        20,980
  Mid-Cap Growth                                       33,566        10,478        23,088        16,898         3,377        13,521
  New America Growth                                   31,430         2,033        29,397         7,238         2,145         5,093
  Personal Strategy Balanced                          117,239         8,715       108,524        33,484         6,109        27,375

T. Rowe Price International Series, Inc.
  International Stock                                  16,987         1,672        15,315         5,993         1,013         4,980

6. UNIT VALUES

The following summarizes units outstanding, unit values, and net assets at December 31, 2004, 2003 and 2002 and investment income ratios, expense ratios, and total return ratios for the periods then ended:

                                                               AS OF DECEMBER 31
                                                     ------------------------------------   INVESTMENT
                                                                    UNIT         NET          INCOME       EXPENSE      TOTAL
SUBACCOUNT                                             UNITS        VALUE       ASSETS       RATIO (1)    RATIO (2)    RETURN (3)
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
  Ultra:
    2004                                                 52,376   $    10.86 $    569,021             -%      1.40%        9.15%
    2003                                                 12,609         9.95      125,498             -       1.40        23.14
    2002 (4)                                              1,432         8.08       11,572          0.71       1.40       (19.20)
  Vista:
    2004                                                 50,543        12.79      646,548             -       1.40        13.99
    2003                                                  8,302        11.22       93,133             -       1.40        40.25
    2002 (4)                                                562         8.00        4,498          0.01       1.40       (20.00)

Dreyfus Variable Investment Fund
  Appreciation:
    2004                                                 36,839        12.14      447,079          2.28       1.40         3.58
    2003                                                 12,817        11.72      150,156          3.29       1.40        19.59
    2002 (4)                                              1,500         9.80       14,704          6.10       1.40        (2.00)

                                                               AS OF DECEMBER 31
                                                     ------------------------------------    INVESTMENT
                                                                     UNIT                      INCOME       EXPENSE     TOTAL
SUBACCOUNT                                             UNITS         VALUE    NET ASSETS      RATIO (1)    RATIO (2)  RETURN (3)
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (continued)
  Developing Leaders:
    2004                                                 91,971   $  11.73   $  1,079,084          0.33%      1.40%        9.83%
    2003                                                 16,260      10.68        173,728          0.05       1.40        29.77
    2002 (4)                                              1,649       8.23         13,566          0.08       1.40       (17.70)
  Disciplined Stock:
    2004                                                 27,670      12.71        351,748          1.81       1.40         6.36
    2003                                                  6,983      11.95         83,445          2.60       1.40        21.81
    2002 (4)                                                170       9.81          1,665          1.67       1.40        (1.90)
  Dreyfus Growth & Income:
    2004                                                 43,960      10.54        463,526          1.62       1.40         5.93
    2003                                                 10,364       9.95        103,109          1.39       1.40        24.84
    2002 (4)                                                541       7.97          4,313          0.96       1.40       (20.30)
  International Equity:
    2004                                                 17,299      16.64        287,927          6.08       1.40        22.80
    2003                                                  2,360      13.55         31,973          7.60       1.40        41.00
    2002 (4)                                                 76       9.61            732          5.89       1.40        (3.90)

Dreyfus Socially Responsible Growth Fund, Inc.
  Socially Responsible Growth:
    2004                                                 31,217      12.71        396,640          0.22       1.40         4.52
    2003                                                  7,344      12.16         89,319             -       1.40        23.96
    2002 (4)                                                 69       9.81            678             -       1.40        (2.00)

EquiTrust Variable Insurance Series Fund
  Blue Chip:
    2004                                                 81,481      12.81      1,044,017          0.81       1.40         4.57
    2003                                                 28,228      12.25        345,760          0.52       1.40        23.99
    2002 (4)                                              3,634       9.88         35,908             -       1.40        (1.20)
  High Grade Bond:
    2004                                                 88,380      11.14        984,854          4.35       1.40         2.86
    2003                                                 18,648      10.83        202,029          4.51       1.40         3.93
    2002 (4)                                              2,814      10.42         29,320          3.11       1.40         4.20
  Managed:
    2004                                                109,769      12.71      1,395,709          1.01       1.40         7.08
    2003                                                 25,188      11.87        299,080          1.04       1.40        21.00
    2002 (4)                                              4,325       9.81         42,428             -       1.40        (1.90)

                                                               AS OF DECEMBER 31
                                                     ------------------------------------   INVESTMENT
                                                                     UNIT                     INCOME      EXPENSE      TOTAL
SUBACCOUNT                                             UNITS         VALUE    NET ASSETS     RATIO (1)    RATIO (2)  RETURN (3)
-------------------------------------------------------------------------------------------------------------------------------
EquiTrust Variable Insurance Series Fund (continued)
  Money Market:
    2004                                                169,013   $   9.83   $  1,661,701          0.72%      1.40%      (0.71)%
    2003                                                 44,357       9.90        438,971          0.51       1.40       (0.80)
    2002 (4)                                             23,032       9.98        229,918          0.68       1.40       (0.20)
  Strategic Yield:
    2004                                                106,708      12.00      1,280,617          5.90       1.40        7.43
    2003                                                 16,870      11.17        188,432          6.87       1.40       10.38
    2002 (4)                                              1,947      10.12         19,691          5.48       1.40        1.20
  Value Growth:
    2004                                                 47,122      12.49        588,597          0.26       1.40        9.95
    2003                                                  7,546      11.36         85,686          0.08       1.40       28.94
    2002 (4)                                                126       8.81          1,113             -       1.40      (11.90)

Fidelity Variable Insurance Products Funds
  Contrafund:
    2004                                                126,141      12.58      1,586,303          0.15       1.40        13.95
    2003                                                 26,816      11.04        296,108          0.16       1.40        26.75
    2002 (4)                                              1,319       8.71         11,494             -       1.40       (12.90)
  Growth:
    2004                                                 70,114      13.42        940,933          0.10       1.40         1.98
    2003                                                 14,300      13.16        188,241          0.06       1.40        30.95
    2002 (4)                                              1,116      10.05         11,212             -       1.40         0.50
  Fidelity Growth & Income:
    2004                                                 48,551      11.36        551,337          0.48       1.40         4.41
    2003                                                 14,873      10.88        161,876          0.45       1.40        21.97
    2002 (4)                                                256       8.92          2,282             -       1.40       (10.80)
  High Income:
    2004                                                 66,305      14.64        970,784          3.40       1.40         7.89
    2003                                                 14,112      13.57        191,529          2.76       1.40        24.95
    2002 (4)                                              1,857      10.86         20,163             -       1.40         8.60
  Index 500:
    2004                                                190,045      11.33      2,152,942          0.61       1.40         9.15
    2003                                                 46,053      10.38        478,248          0.40       1.40        26.59
    2002 (4)                                              2,654       8.20         21,765             -       1.40       (18.00)
  Mid-Cap:
    2004                                                 90,947      14.20      1,291,402             -       1.40        22.94
    2003                                                 10,432      11.55        120,479          0.10       1.40        36.36
    2002 (4)                                                547       8.47          4,630             -       1.40       (15.30)

                                                                AS OF DECEMBER 31
                                                       -----------------------------------    INVESTMENT
                                                                     UNIT                      INCOME      EXPENSE      TOTAL
SUBACCOUNT                                               UNITS       VALUE    NET ASSETS       RATIO (1)   RATIO (2)   RETURN (3)
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds (continued)
  Overseas:
    2004                                                  61,324   $  14.94   $    916,334          0.45%      1.40%       12.08%
    2003                                                  11,495      13.33        153,269          0.36       1.40        41.36
    2002 (4)                                               1,670       9.43         15,749             -       1.40        (5.70)

J.P. Morgan Series Trust II
  Mid-Cap Value:
    2004                                                  72,850      14.49      1,055,826          0.24       1.40        19.36
    2003                                                  17,536      12.14        212,860          0.24       1.40        27.92
    2002 (4)                                               3,479       9.49         33,025             -       1.40        (5.10)
  Small Company:
    2004                                                  34,484      17.00        586,071             -       1.40        25.46
    2003                                                   5,893      13.55         79,856             -       1.40        34.16
    2002 (4)                                               1,402      10.10         14,166             -       1.40         1.00

Summit Mutual Funds, Inc.-Pinnacle Series
  NASDAQ 100 Index:
    2004                                                  55,979      12.54        701,755             -       1.40         8.57
    2003                                                  15,177      11.55        175,244             -       1.40        46.57
    2002 (4)                                               2,522       7.88         19,863             -       1.40       (21.20)
  Russell 2000 Small Cap Index:
    2004                                                  63,687      13.98        890,419          0.09       1.40        16.11
    2003                                                  12,319      12.04        148,365          0.10       1.40        44.19
    2002 (4)                                                 194       8.35          1,624             -       1.40       (16.50)
  S&P MidCap 400 Index:
    2004                                                  81,903      13.18      1,079,545          0.18       1.40        14.21
    2003                                                  24,622      11.54        284,252          0.39       1.40        32.80
    2002 (4)                                               2,994       8.69         26,012          0.11       1.40       (13.10)

T. Rowe Price Equity Series, Inc.
  Equity Income:
    2004                                                 107,847      11.83      1,275,377          1.96       1.40        13.42
    2003                                                  23,410      10.43        244,259          2.22       1.40        23.72
    2002 (4)                                               2,430       8.43         20,486          4.12       1.40       (15.70)
  Mid-Cap Growth:
    2004                                                  37,587      16.49        619,909             -       1.40        16.70
    2003                                                  14,499      14.13        204,877             -       1.40        36.52
    2002 (4)                                                 978      10.35         10,128             -       1.40         3.50

                                                               AS OF DECEMBER 31
                                                     ------------------------------------    INVESTMENT
                                                                     UNIT                     INCOME      EXPENSE      TOTAL
SUBACCOUNT                                             UNITS         VALUE   NET ASSETS       RATIO (1)   RATIO (2)   RETURN (3)
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.
  New America Growth:
    2004                                                 35,759   $  13.88   $    496,336          0.09%      1.40%        9.38%
    2003                                                  6,362      12.69         80,751             -       1.40        33.30
    2002 (4)                                              1,269       9.52         12,086             -       1.40        (4.80)
  Personal Strategy Balanced:
    2004                                                138,446      12.43      1,720,573          2.40       1.40        11.28
    2003                                                 29,922      11.17        334,271          2.75       1.40        23.02
    2002 (4)                                              2,547       9.08         23,117          3.82       1.40        (9.20)

T. Rowe Price International Series, Inc.
  International Stock:
    2004                                                 20,904      11.68        244,155          1.81       1.40        12.20
    2003                                                  5,589      10.41         58,182          2.56       1.40        28.68
    2002 (4)                                                609       8.09          4,921          3.40       1.40       (19.10)

   (1)These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   (2)These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

   (3)These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.

   (4)Commenced operations on May 1, 2002.

[ERNST & YOUNG LOGO]       - ERNST & YOUNG LLP           - Phone: (515) 243-2727
                             Suite 3400                    www.ey.com
                             801 Grand Avenue
                             Des Moines, IA 50309-2764

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Modern Woodmen of America

We have audited the accompanying statutory-basis balance sheets of Modern Woodmen of America (the Society) as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, surplus, and cash flow for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Society's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Society's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Society's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Society presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Illinois, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Modern Woodmen of America at December 31, 2004 and 2003, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2004.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Modern Woodmen of America at December 31, 2004 and 2003, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2004, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Illinois.


                                                           /s/ ERNST & YOUNG LLP


March 31, 2005

                            Modern Woodmen of America

                         Balance Sheets-Statutory Basis
                             (DOLLARS IN THOUSANDS)

                                                                                   DECEMBER 31
                                                                              2004             2003
                                                                         -------------------------------
ADMITTED ASSETS
Investments:
  Bonds:
    Government                                                           $    1,638,932   $    1,455,643
    Public utilities                                                          1,198,701        1,072,249
    Industrial and miscellaneous                                              2,625,697        2,435,248
                                                                         -------------------------------
                                                                              5,463,330        4,963,140

  Preferred stocks                                                                5,046            7,146
  Common stocks:
    Unaffiliated companies                                                      451,472          411,862
    Affiliated companies                                                          7,095            8,862
                                                                         -------------------------------
                                                                                458,567          420,724

  Mortgage loans                                                                579,335          548,694
  Real estate:
    Property occupied by the society                                             37,649           39,016
    Property held for the production of income                                   10,834            8,987
    Property held for sale                                                        1,054            1,659
                                                                         -------------------------------
                                                                                 49,537           49,662

  Certificateholders' loans                                                     189,243          188,959
  Other invested assets                                                          40,770           24,473
                                                                         -------------------------------
Total investments                                                             6,785,828        6,202,798

Cash and short-term investments                                                  31,862           44,433
Investment income due and accrued                                                77,900           73,535
Electronic data processing equipment                                              2,875            5,041
Premiums in course of collection                                                    265              256
Receivable from affiliates                                                          414              483
Other assets                                                                        778              773
Separate account assets                                                          28,666            5,933
                                                                         -------------------------------
Total admitted assets                                                    $    6,928,588   $    6,333,252
                                                                         ===============================

                                                                                   DECEMBER 31
                                                                              2004             2003
                                                                         -------------------------------
LIABILITIES AND SURPLUS
Liabilities:
  Aggregate reserves for certificates and contracts:
    Life and annuity                                                     $    5,757,764   $    5,273,566
    Accident and health                                                           5,655            5,935
  Certificate and contract claims                                                10,951           11,430
  Other certificateholders' funds                                                 6,928            7,007
  Dividends payable to certificateholders                                        22,200           22,000
  Accrued commissions, general expenses and taxes                                10,890           12,600
  Other liabilities                                                              16,496           16,588
                                                                         -------------------------------
                                                                              5,830,884        5,349,126

  Liability for employees' and fieldworkers' benefits                            22,008           18,613
  Interest maintenance reserve                                                   10,809            9,743
  Asset valuation reserve                                                       133,874          115,991
  Separate account liabilities                                                   28,666            5,933
                                                                         -------------------------------
Total liabilities                                                             6,026,241        5,499,406

Surplus:
  Appropriated                                                                  229,282          220,873
  Unassigned and other surplus funds                                            673,065          612,973
                                                                         -------------------------------
Total surplus                                                                   902,347          833,846
                                                                         -------------------------------

Total liabilities and surplus                                            $    6,928,588   $    6,333,252
                                                                         ===============================

SEE ACCOMPANYING NOTES.

                            Modern Woodmen of America

                    Statements of Operations-Statutory Basis
                             (DOLLARS IN THOUSANDS)

                                                                                     YEAR ENDED DECEMBER 31
                                                                              2004             2003             2002
                                                                         ------------------------------------------------
Income:
  Premiums and other considerations:
    Life and annuities                                                   $      683,894   $      765,671   $      704,294
    Other                                                                         5,994            6,601            4,577
  Investment income, net of investment expenses:
    2004 - $8,266; 2003 - $5,939; 2002 - $5,245                                 392,626          388,432          363,018
  Amortization of interest maintenance reserve                                    4,378            3,058            3,876
  Other income                                                                   17,770            6,319            3,255
                                                                         ------------------------------------------------
Total income                                                                  1,104,662        1,170,081        1,079,020

Benefits and expenses:
  Benefits:
    Life and annuities                                                          391,133          319,745          296,590
    Other                                                                         4,875            5,659            6,344
  Increase in aggregate reserves for certificates and
    contracts and other certificateholders' funds                               467,557          612,808          563,883
  Employees' and fieldworkers' benefit plans                                      1,520            1,386            1,792
  Commissions                                                                    48,055           52,609           50,739
  General insurance expenses                                                     79,701           80,152           71,343
  Insurance, taxes, licenses and fees                                             5,291            5,426            5,241
  Net transfers to separate accounts                                             19,814            4,488              644
                                                                         ------------------------------------------------
                                                                              1,017,946        1,082,273          996,576
  Fraternal, charitable and benevolent expenses                                  20,999           20,214           18,558
                                                                         ------------------------------------------------
Total benefits and expenses                                                   1,038,945        1,102,487        1,015,134
                                                                         ------------------------------------------------
Net gain from operations before dividends to                                     65,717           67,594           63,886
  certificateholders and net realized capital gains (losses)

Dividends to certificateholders                                                  22,131           22,092           24,909
                                                                         ------------------------------------------------
Net gain from operations before net realized capital gains                       43,586           45,502           38,977
  (losses)

Net realized capital gains (losses)                                              34,729            5,218          (58,935)
                                                                         ------------------------------------------------
Net income (loss)                                                        $       78,315   $       50,720   $      (19,958)
                                                                         ================================================

SEE ACCOMPANYING NOTES.

                      Statements of Surplus-Statutory Basis
                             (DOLLARS IN THOUSANDS)

                                                                                     YEAR ENDED DECEMBER 31
                                                                              2004             2003             2002
                                                                         ------------------------------------------------
Appropriated:
  Balance at beginning of year                                           $      220,873   $      210,259   $      199,910
  Transfer from unassigned surplus                                                8,409           10,614           10,349
                                                                         ------------------------------------------------
Balance at end of year                                                          229,282          220,873          210,259

Unassigned:
  Balance at beginning of year                                                  612,973          559,402          557,033
  Net income (loss)                                                              78,315           50,720          (19,958)
                                                                         ------------------------------------------------
                                                                                691,288          610,122          537,075
  Other changes:
    Change in net unrealized capital gains                                        8,256           74,454          (76,548)
    Change in asset valuation reserve                                           (17,883)         (57,799)         105,307
    Change in nonadmitted assets                                                   (204)           1,455           (1,940)
    Transfer to appropriated surplus                                             (8,409)         (10,614)         (10,349)
    Prior period adjustment (NOTE 1)                                                  -             (767)           5,965
    Change in reserve valuation basis (NOTE 1)                                        -           (3,862)              (9)
    Other increases (decreases), net                                                 17              (16)             (99)
                                                                         ------------------------------------------------
Balance at end of year                                                          673,065          612,973          559,402
                                                                         ------------------------------------------------
Total surplus                                                            $      902,347   $      833,846   $      769,661
                                                                         ================================================

SEE ACCOMPANYING NOTES.

                     Statements of Cash Flow-Statutory Basis
                             (DOLLARS IN THOUSANDS)

                                                                                     YEAR ENDED DECEMBER 31
                                                                              2004             2003             2002
                                                                         ------------------------------------------------
OPERATING ACTIVITIES
Premium and annuity considerations                                       $      689,778   $      772,088   $      704,504
Investment income, net                                                          392,197          375,636          349,996
Miscellaneous income                                                             17,770            6,318            7,550
                                                                         ------------------------------------------------
Total cash provided by operations                                             1,099,745        1,154,042        1,062,050

Benefit and loss related payments                                              (393,846)        (320,920)        (300,388)
Commissions and other expenses paid                                            (155,531)        (157,226)        (145,388)
Dividends paid to certificateholders                                            (21,931)         (24,992)         (24,409)
Net transfers to separate accounts                                              (20,609)          (4,687)            (667)
                                                                         ------------------------------------------------
Total cash used in operations                                                  (591,917)        (507,825)        (470,852)
                                                                         ------------------------------------------------
Net cash provided by operating activities                                       507,828          646,217          591,198

INVESTING ACTIVITIES
Proceeds from investments sold or matured:
  Bonds                                                                         525,257        1,061,022          787,590
  Stocks                                                                         74,659           40,335           29,299
  Mortgage loans                                                                 58,972           63,817           54,199
  Real estate                                                                     4,670                -            6,318
  Other invested assets                                                           7,137              755            2,057
  Miscellaneous proceeds                                                            551            2,725              360
                                                                         ------------------------------------------------
Total investment proceeds                                                       671,246        1,168,654          879,823

Cash applied, cost of investments acquired:
  Bonds                                                                      (1,015,516)      (1,647,195)      (1,340,227)
  Stocks                                                                        (67,952)         (79,243)         (45,928)
  Mortgage loans                                                                (91,187)         (86,750)         (48,073)
  Real estate                                                                    (2,130)         (15,238)          (8,815)
  Other invested assets                                                         (13,477)          (1,400)            (675)
  Miscellaneous applications                                                    (18,550)          (5,000)          (1,013)
                                                                         ------------------------------------------------
Total investment applications                                                (1,208,812)      (1,834,826)      (1,444,731)

Net increase in certificateholders' loans                                          (359)          (1,518)          (2,428)
                                                                         ------------------------------------------------
Net cash used in investing activities                                          (537,925)        (667,690)        (567,336)

Other cash provided by (used in) financing activities and
  miscellaneous sources                                                          17,526            9,776           (2,814)
                                                                         ------------------------------------------------
Net increase (decrease) in cash and short-term investments                      (12,571)         (11,697)          21,048

Cash and short-term investments at beginning of year                             44,433           56,130           35,082
                                                                         ------------------------------------------------
Cash and short-term investments at end of year                           $       31,862   $       44,433   $       56,130
                                                                         ================================================

SEE ACCOMPANYING NOTES.

                            Modern Woodmen of America

                  Notes to Statutory-Basis Financial Statements
                             (DOLLARS IN THOUSANDS)

                                December 31, 2004

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

DESCRIPTION OF BUSINESS

Modern Woodmen of America (the Society) was incorporated on May 5, 1884, in the State of Illinois, as a tax-exempt fraternal benefit society. The Society is licensed to sell insurance in every state, except Alaska, Hawaii, and Nevada. The majority of the Society's business is in the midwestern and southeastern portions of the United States.

MWABank (the Bank) is a wholly owned subsidiary of the Society. During 2002, the Bank was wholly owned in the developmental stage and was not operational. The Bank began operations on January 27, 2003, upon approval of its federal savings bank charter by the Office of Thrift Supervision.

MWA Financial Services, Inc. was established as a wholly-owned subsidiary of the Society on February 2, 2001, operating as an introducing broker-dealer to engage in the sales of nonproprietary mutual funds, equity securities, and variable products (beginning in 2002) offered by the Society to its members. The equity securities are cleared through Pershing LLC.

MWAGIA, Inc. was established on September 6, 2001 as a wholly-owned subsidiary of MWA Financial Services, Inc. The subsidiary is involved in the sale of nonproprietary insurance products through the Society's agents licensed to sell this type of coverage.

MWA Health Insurance Administration, Inc. was established as a wholly-owned subsidiary of the Society on September 28, 1983 to market nonproprietary individual and small group health insurance through the Society's agents licensed to sell this type of coverage. The subsidiary had been marketing health, medical, disability and long-term-care products as well as second-to-die life insurance. The Society dissolved this subsidiary in 2003.

SIGNIFICANT RISKS

The following is a description of what management believes to be significant risks facing diversified financial service organizations and how the Society mitigates those risks:

Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. The Society mitigates this risk by offering a wide range of products and operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

Credit risk is the risk that issuers of securities owned by the Society or borrowers on mortgage loans on real estate will default or that other parties that owe the Society money, will not pay. The Society minimizes this risk by adhering to a conservative investment strategy, and by maintaining sound credit and collection policies. The Society is also exposed to credit risk in the event of nonperformance by counterparties to derivative instruments. The Society mitigates this risk by only entering into transactions with creditworthy counterparties.

Interest rate risk is the risk that interest rates will change and cause a decrease in the value of the Society's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Society mitigates this risk by charging fees for certain certificateholders' contract terminations, by offering products that transfer this risk to the purchaser and by attempting to match the maturity schedule of its assets with the expected payout of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

BASIS OF PRESENTATION

The Society's financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Illinois (statutory accounting practices), which practices differ in some respects from accounting principles generally accepted in the United States
(GAAP).

The more significant differences between statutory accounting practices and GAAP are as follows:

Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners' (NAIC) rating for statutory purposes. For GAAP purposes, such investments in fixed maturities are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments in fixed maturities are reported at amortized cost. The remaining investments in fixed maturities are reported at fair value with the unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interest in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS, and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

For statutory purposes, valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, valuation allowances would be established when the Society determines it is probable that it will be unable to collect all amounts (both principal and interest) due according to the contractual terms of the loan agreement. Such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to surplus for statutory purposes, rather than being included as a component of operations as would be required by GAAP.

Investment and foreclosed real estate are carried at the lower of cost or market and are reported net of related obligations for statutory purposes rather than at cost less accumulated depreciation under GAAP. Investment income and operating expenses include imputed rent for the Society's occupancy of those properties for statutory purposes.

Under a formula determined by the NAIC, the Society defers in the Interest Maintenance Reserve (IMR) the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity. Realized capital gains and losses are reported in operations net of transfers to the IMR for statutory purposes rather than reported in the statements of operations in the period that the asset giving rise to the gain or loss is sold under GAAP.

Declines in the value of investments due to noninterest related risk are provided for through the establishment of an NAIC formula-determined statutory asset valuation reserve (carried as a liability) with changes charged directly to surplus, rather than solely through recognition in the statements of operations for declines in value, when such declines are judged to be other than temporary under GAAP.

The accounts and operations of the Society's subsidiaries are not consolidated with the accounts and operations of the Society as would be required under GAAP.

The costs of acquiring and renewing business are charged to current operations as incurred for statutory purposes rather than deferred and amortized over the premium-paying period or in proportion to the present value of expected gross profit margins for GAAP purposes.

Certain assets designated as "nonadmitted" are excluded from the accompanying statutory-basis balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

Certificate reserves on traditional life insurance products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest and withdrawals used for GAAP purposes, which include a provision for possible unfavorable deviation from such assumptions.

Certificate reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values under GAAP.

Expense allowances on reinsurance ceded are credited to income at the time the premium is ceded.

Reinsurance amounts are netted against the corresponding receivable or payable balances for statutory purposes rather than shown as gross amounts on the statements of financial position under GAAP.

Revenues for universal life-type policies and annuity policies consist of the entire premiums received and benefits incurred represent the total death benefits paid and the change in policy reserves for statutory purposes. Under GAAP, revenues include only policy charges for the cost of insurance, certificate initiation and administration, surrender charges and other fees that have been assessed against certificate account values, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Expenses for pension benefits and postretirement benefits other than pensions are recognized in accordance with the statutory method which does not accrue for the non-vested employees or future earnings considerations rather than including active participants not currently eligible and future earnings considerations for GAAP purposes.

Dividends to certificateholders are recognized when declared for statutory purposes rather than over the term of the related policies under GAAP.

The effects of the foregoing variances from GAAP have not been determined, but are presumed to be material.

Other significant statutory accounting practices are as follows:

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of the Society's statutory-basis financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the statutory-basis financial statements and accompanying notes.

CASH AND SHORT-TERM INVESTMENTS

In connection with preparation of its statutory-basis statements of cash flow, the Society considers all highly liquid investments with a maturity of one year or less when purchased to be short-term investments. These investments have been valued at amortized cost, which approximates market value.

INVESTMENTS

Securities are valued in accordance with methods prescribed by the NAIC. Bonds are stated principally at cost, adjusted for amortization of premiums and accretion of discounts, both computed using the interest method. Preferred stocks are stated principally at cost. Common stocks are reported at market value, as determined by the Securities Valuation Office of the NAIC (SVO) for unaffiliated companies, with changes in unrealized gains or losses credited or charged directly to surplus. For the Society's noninsurance subsidiaries, the common stock is carried at the statutory equity in admitted net assets if the subsidiary has no significant operations other than for the Society and at GAAP equity if the subsidiary has significant operations other than for the Society. Minor ownership interests in limited partnerships are also carried at related share of GAAP equity.

Mortgage loans are predominately first liens on large commercial buildings and are stated primarily at the unpaid principal balance. The Society records impaired loans at the present value of expected future cash flows discounted at the loan's effective interest rate, or as an expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. A loan is impaired when it is probable the creditor will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement.

Land is reported at cost. Real estate occupied by the Society, real estate held for the production of income, and real estate held for sale are reported at depreciated cost net of related obligations. Depreciation is calculated on both a straight-line basis and an accelerated basis over the estimated useful lives of the properties.

The balance in home office property relates to an expansion of the Society's home office. The costs of buildings owned for the Society's own use incurred prior to this expansion have been charged to unassigned surplus.

Realized gains and losses on sales are determined on the basis of specific identification of investments. Changes in admitted asset carrying amounts of bonds and common stocks are generally credited or charged directly to unassigned and other surplus funds. However, the carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying amount of the investment is reduced to its estimated fair value, and a specific writedown is taken. Such reductions in the carrying amounts are recognized as realized losses on investments.

The AVR provides a reserve for losses from investments in bonds, preferred and common stocks, mortgage loans, real estate and other invested assets, with related increases or decreases being recorded directly to surplus. Unrealized capital gains and losses on investments, including changes in mortgage and security reserves, are recorded directly in surplus. Comparable adjustments are also made to the AVR.

The IMR primarily defers certain interest-related gains and losses on sales of fixed income securities which are amortized into net investment income over the estimated remaining lives of the investments sold.

The Society's investment policy requires it to maintain a diversified, high average quality debt securities portfolio and imposes limits on holdings of lower quality securities, including those with heightened risk-reward exposure. Credit exposure is regularly monitored on an overall basis and from industry, geographic and individual issuer perspectives. Duration/cash flow characteristics of fixed-income investments are compared with those of insurance liabilities to ascertain that durations are prudently managed.

Interest income is recognized on an accrual basis. Dividends are recorded on the ex-dividend date. Income is generally not recorded on investments when there is evidence of default or another indication that such amounts will not be collected. For the years ended December 31, 2003, and 2002, the Society excluded investment income of $111 and $2,117, respectively (none in 2004).

DERIVATIVES

The Society takes positions from time to time in certain derivative instruments to increase investment returns and to hedge against adverse interest rate movements. Financial instruments used for such purposes include written covered call options on equity holdings, interest rate caps and purchased call options on Treasury futures contracts. As of December 31, 2004 and 2003, the Society held no covered call options on equity holdings or purchased call options on Treasury futures contracts. As of December 31, 2004, the Society held one interest rate cap financial instrument (none in 2003).

The financial instruments used by the Society do not qualify for hedge accounting. Accordingly, the instruments are recorded at their fair value in other invested assets on the balance sheet and any change in the value of the instruments are recorded as an unrealized gain or loss, with a corresponding increase or decrease taken directly to Surplus. The Society's use of derivatives is further described in Note 2.

ELECTRONIC DATA PROCESSING

The admitted value of the Society's electronic data processing equipment is limited to three percent of capital and surplus. The admitted portion is reported at cost, less accumulated depreciation of $6,881, $4,143, and $4,108 in 2004, 2003, and 2002, respectively. Depreciation expense is computed using the straight-line method over the lesser of the useful lives of the assets or three years. Depreciation expense charged to operations in 2004, 2003, and 2002 was $2,233, $2,441, and $3,141, respectively.

RESERVES FOR INSURANCE, ANNUITY AND ACCIDENT AND HEALTH CERTIFICATES

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed certificate cash values or the amounts required by the Insurance Department of the State of Illinois. The Society waives deduction of deferred fractional premiums on the death of life and annuity certificate insureds and returns any premium beyond the date of death. Surrender values on certificates do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mid-terminal reserves are based on an approximate multiple of the standard mortality rates. For flat extra ratings, mid-terminal reserves are based on the standard or substandard mortality rates increased by one half of the gross annual premium.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is also determined by formula.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of all reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, the Society believes that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

REVENUE RECOGNITION AND RELATED EXPENSES

Life premiums are recognized as income over the premium paying period of the related certificates. Annuity considerations are recognized as revenue when received. Deposits on contracts with no mortality or morbidity risks contracts are entered directly as a liability when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as commissions, are charged to operations as incurred.

DIVIDENDS TO CERTIFICATEHOLDERS

Dividends to certificateholders are expensed as incurred. Dividend rates are established by the Society's Board of Directors. Participating business written approximates 98% of total premiums earned in 2004.

SEPARATE ACCOUNTS

Beginning in 2002, separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered by EquiTrust Life Insurance Company for individual annuities and life insurance products with a non-guaranteed return, and for which the certificateholder, rather than the Society, bears the investment risk. Separate account assets, which consist of investments in mutual funds, are reported at market value. The statements of operations include the premiums, benefits and other items arising from operations of the separate accounts. Premiums received related to separate accounts totaled $21,962 in 2004, $4,729 in 2003, and $671 in 2002. Revenues and expenses related to the separate accounts, to the extent of benefits paid or provided to the separate accounts certificateholders, are excluded from the amounts reported in the accompanying statements of operations. Fees charged on separate account certificateholder deposits are included in other income.

REINSURANCE

The Society reinsures certain risks related to a small portion of its business. Reinsurance premiums, expenses and reserves related to reinsured business are accounted for on a basis consistent with that used for the original policies issued and the terms of the reinsurance contracts. Premiums and expenses are stated net of amounts related to reinsurance agreements. In 2004, 2003, and 2002, insurance premiums were reduced by $23,068, $11,452, and $7,721, respectively, for amounts paid under the cession agreements. In addition, benefits were reduced by $3,742, $5,136, and $2,558 in 2004, 2003, and 2002,
respectively, for amounts received under the cession agreements. Insurance reserves applicable to reinsurance ceded have also been reported as reductions of reserves (2004 - $13,525; 2003 - $12,451; and 2002 - $12,148). The Society is
contingently liable with respect to reinsurance ceded to other entities in the event the reinsurer is unable to meet the obligations that it has assumed.

OTHER

Nonadmitted assets (principally certain investments, receivables and furniture and equipment) have been excluded from the balance sheets by a charge to surplus.

Appropriated surplus represents discretionary reserves established by the Society. The amount appropriated as of December 31, 2004 and 2003 consists of an endowment reserve for future fraternal activities.

ADJUSTMENTS TO UNASSIGNED SURPLUS

During 2003, the Society increased reserves due to a regulatory clarification increasing fixed annuity valuation interest rates. The change in reserves for certificates issued in 2003 was charged against income, and an adjustment of $(3,862) is included in unassigned surplus for the change in the valuation basis of reserves for certificates issued prior to 2003.

Also during 2003, the Society discovered an error in reporting the 2002 liability for benefits for employees and fieldworkers. An adjustment of $767 was included in 2003 to increase the liability with the offset being charged against unassigned surplus.

During 2002, the Society discovered an error in the compiling and reporting of aggregate reserves for the prior year. Select factors used for calculating reserves on certain traditional life insurance products were deemed to be incorrect and resulted in an overstatement of reserves at December 31, 2001 of $5,965. Aggregate reserves at December 31, 2002 were modified for this correction and a prior period adjustment was included in unassigned surplus for the year ended December 31, 2002.

RECLASSIFICATIONS

Certain amounts appearing in the Society's 2003 statutory-basis financial statements have been reclassified to conform to the 2004 presentation.

2. INVESTMENTS

The amortized cost and estimated market value of bonds and preferred and common stocks as of December 31, 2004 and 2003, are as follows:

                                                                               GROSS              GROSS          ESTIMATED
                                                             AMORTIZED       UNREALIZED        UNREALIZED          MARKET
                                                               COST            GAINS             LOSSES            VALUE
                                                          -------------------------------------------------------------------
  DECEMBER 31, 2004
  Bonds:
    United States Government and agencies                 $    1,525,030   $       36,184    $       (4,000)   $    1,557,214
    States and political subdivisions                            106,855            3,734            (1,326)          109,263
    Foreign Governments                                            7,047              383                (1)            7,429
    Corporate securities                                       3,615,852          230,359           (23,278)        3,822,933
    Mortgage and asset-backed securities                         208,546              432            (3,631)          205,347
                                                          -------------------------------------------------------------------
                                                          $    5,463,330   $      271,092    $      (32,236)   $    5,702,186
                                                          ===================================================================
  Preferred stocks                                        $        5,046   $          156    $         (322)   $        4,880
                                                          ===================================================================
  Common stocks                                           $      255,459   $      215,895    $      (12,787)   $      458,567
                                                          ===================================================================

                                                                               GROSS              GROSS          ESTIMATED
                                                             AMORTIZED       UNREALIZED        UNREALIZED          MARKET
                                                               COST            GAINS             LOSSES            VALUE
                                                          -------------------------------------------------------------------
  DECEMBER 31, 2003
  Bonds:
    United States Government and agencies                 $    1,364,073   $       42,118    $       (7,997)   $    1,398,194
    States and political subdivisions                             83,258            2,834            (2,001)           84,091
    Foreign Governments                                            8,312              717                 -             9,029
    Corporate securities                                       3,261,180          255,709           (26,203)        3,490,686
    Mortgage and asset-backed securities                         246,317            2,622            (5,869)          243,070
                                                          -------------------------------------------------------------------
                                                          $    4,963,140   $      304,000    $      (42,070)   $    5,225,070
                                                          ===================================================================
  Preferred stocks                                        $        7,146   $        1,914    $         (198)   $        8,862
                                                          ===================================================================
  Common stocks                                           $      229,403   $      201,376    $      (10,055)   $      420,724
                                                          ===================================================================

At December 31, 2004, the Society identified certain fixed maturity securities that have characteristics (i.e. significant unrealized losses compared to carrying amount) creating uncertainty as to the future assessment of other than temporary impairments, which are listed below by the length of time these fixed maturity securities have been in an unrealized loss position.

                                                                         DECEMBER 31, 2004
                                                          ------------------------------------------------
                                                                               GROSS
                                                             AMORTIZED       UNREALIZED       ESTIMATED
                                                               COST             LOSS          FAIR VALUE
                                                          ------------------------------------------------
  Less than 12 months:
  U.S. government and agencies                            $      116,653   $        1,395   $      115,258
  States and political subdivisions                                4,817              100            4,717
  Foreign governments                                              1,578                1            1,577
  Corporate securities                                           228,224            4,578          223,646
  Mortgage and asset-backed securities                            33,309              334           32,975
                                                          ------------------------------------------------
                                                                 384,581            6,408          378,173

  Greater than 12 months:
  U.S. government and agencies                                   130,812            2,605          128,207
  States and political subdivisions                               37,633            1,226           36,407
  Corporate securities                                           380,818           18,700          362,118
  Mortgage and asset-backed securities                           132,153            3,297          128,856
                                                          ------------------------------------------------
                                                                 681,416           25,828          655,588
                                                          ------------------------------------------------
  Total                                                   $    1,065,997   $       32,236   $    1,033,761
                                                          ================================================

Included in the above table are 203 securities from 111 issuers. Approximately 89.2% of the unrealized losses on fixed maturity securities are on securities that are rated investment grade. Investment grade securities are defined as those securities rated a "1" or "2" by the Securities Valuation Office of the National Association of Insurance Commissioners. Unrealized losses on investment grade securities are principally related to changes in market interest rates or changed in credit spreads since the securities were acquired.

The following table summarizes fixed maturity securities with unrealized losses at December 31, 2003:

                                                                         DECEMBER 31, 2003
                                                          ------------------------------------------------
                                                                               GROSS
                                                             AMORTIZED       UNREALIZED       ESTIMATED
                                                               COST             LOSS          FAIR VALUE
                                                          ------------------------------------------------
  Less than 12 months:
  U.S. government and agencies                            $      390,892   $        7,755   $      383,137
  States and political subdivisions                               41,036            2,001           39,035
  Corporate securities                                           494,638           19,965          474,673
  Mortgage and asset-backed securities                           140,694            5,869          134,825
                                                          ------------------------------------------------
                                                               1,067,260           35,590        1,031,670

  Greater than 12 months:
  U.S. government and agencies                                    30,315              242           30,073
  States and political subdivisions                                    -                -                -
  Corporate securities                                            69,978            6,238           63,740
  Mortgage and asset-backed securities                                 -                -                -
                                                          ------------------------------------------------
                                                                 100,293            6,480           93,813
                                                          ------------------------------------------------
  Total                                                   $    1,167,553   $       42,070   $    1,125,483
                                                          ================================================

Included in the above table are 209 securities from 104 issuers. Approximately 85.6% of the unrealized losses on fixed maturity securities are on securities that are rated investment grade. Investment grade securities are defined as those securities rated a "1" or "2" by the Securities Valuation Office of the National Association of Insurance Commissioners. Unrealized losses on investment grade securities are principally related to changes in market interest rates or changed in credit spreads since the securities were acquired.

The Society monitors the financial condition and operations of the securities rated below investment grade and of certain investment grade securities on which it has concerns regarding credit quality. In determining whether or not an unrealized loss is other than temporary, the Society reviews factors such as:

  -  historical operating trends;
  -  business prospects;

  -  status of the industry in which the Society operates;
  -  quality of management;
  -  size of the unrealized loss;
  -  length of time the security has been in an unrealized loss position; and
  -  our intent and ability to hold the security.

The Society believes the issuers of the securities in an unrealized loss position will continue to make payments as scheduled, and the Society has the ability and intent to hold these securities until they recover in value or mature.

The Society also has $13.1 million of gross unrealized losses on equity securities with an estimated market value of $42.6 million at December 31, 2004. These equity securities have been in an unrealized loss position for more than one year. The Society had $10.3 million of gross unrealized losses on equity securities with an estimated market value of $37.4 million at December 31, 2003.

The amortized cost and estimated market value of bonds at December 31, 2004, by final contractual maturity, are shown below. Expected maturities will differ from final contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                             ESTIMATED
                                                            AMORTIZED         MARKET
                                                               COST            VALUE
                                                          -------------------------------
  Due in one year or less                                 $       82,048   $       83,793
  Due one through five years                                     808,881          864,895
  Due five through ten years                                   2,346,945        2,495,949
  Due after ten years                                          2,016,910        2,052,202
                                                          -------------------------------
                                                               5,254,784        5,496,839
  Mortgage-backed and other securities
    without a single maturity date                               208,546          205,347
                                                          -------------------------------
                                                          $    5,463,330   $    5,702,186
                                                          ===============================

Major categories of net investment income for the years ended December 31 are summarized as follows:

                                                               2004              2003             2002
                                                          -------------------------------------------------
  Bonds                                                   $      332,071    $      325,918   $      301,086
  Preferred stocks                                                   354               508              419
  Common stocks (unaffiliated)                                     7,594             6,138            5,571
  Common stocks (affiliated)                                           -                 -                -
  Mortgage loans                                                  44,638            44,588           44,034
  Real estate                                                      5,199             2,950            2,698
  Certificateholders' loans                                       12,461            12,383           12,134
  Cash and short-term investments                                    426               597              753
  Derivative instruments                                          (2,705)                -                -
  Other invested assets                                              148               911              735
  Other                                                              706               378              833
                                                          -------------------------------------------------
                                                                 400,892           394,371          368,263
  Less investment expenses                                         8,266             5,939            5,245
                                                          -------------------------------------------------
                                                          $      392,626    $      388,432   $      363,018
                                                          =================================================

The major components of realized capital gains (losses) on investments reflected in operations and unrealized capital gains (losses) on investments reflected directly in surplus for the years ended December 31, are summarized as follows:

                                                     REALIZED                            CHANGE IN UNREALIZED
                                      --------------------------------------    --------------------------------------
                                         2004          2003          2002          2004          2003          2002
                                      --------------------------------------    --------------------------------------
  Bonds                               $    4,222    $   (2,980)   $  (31,872)   $    4,594    $     (652)   $     (728)
  Preferred stocks                         1,213             6        (1,899)            -            (6)        1,934
  Common stocks                           29,436        15,410       (30,511)       11,801        70,214       (75,514)
  Mortgage loans                             (12)       (1,789)           20             -             -             -
  Real estate                              2,511             -         6,318             -             -             -
  Certificateholders' loans                    -             -             -             -           267          (276)
  Other invested assets                    2,802        (1,343)         (987)        1,106         4,736        (2,068)
  Derivate instruments                         -         1,188           360        (9,245)         (105)          104
  Foreign exchange                             -             -             -             -             -             -
                                      --------------------------------------    --------------------------------------
  Total capital gains (losses)            40,172        10,492       (58,571)        8,256        74,454       (76,548)

  Transferred to interest
    maintenance reserve                   (5,443)       (5,274)         (364)            -             -             -
                                      --------------------------------------    --------------------------------------
  Net capital gains (losses)          $   34,729    $    5,218    $  (58,935)   $    8,256    $   74,454    $  (76,548)
                                      ======================================    ======================================

Proceeds from sales and maturities of bonds during 2004, 2003, and 2002 were $525,257, $1,061,022, and $787,590, respectively. Gross gains and gross losses realized from these transactions amounted to $5,936 and $(1,213) for 2004, $10,789 and $(3,646) for 2003, and $2,983 and $(5,333) for 2002, respectively.
Realized capital losses on bonds and stocks in 2004, 2003, and 2002 also included the recognition of other-than-temporary impairments in the value of certain investments of $500, $10,123, and $74,379, respectively.

The corporate private placement bond portfolio is diversified by issuer and industry. At December 31, 2004 and 2003, 33% or $1,793,209 and 34% or
$1,662,576, respectively, of the Society's bond portfolio was invested in private placement bonds.

At December 31, 2004 and 2003, 99.91% and 99.84%, respectively, of the Society's bond portfolio is carried at amortized cost, with the remainder carried at the lower of amortized cost or fair market value. There are no investments which have been non-income producing for the years ended December 31, 2004 and 2003.

At December 31, 2004, the Society had $364,913 of securities on loan to approved brokers to earn additional income. The Society receives collateral against the loaned securities and maintains collateral in an amount not less than 102% of the market value of the loaned securities during the period of the loan. Although risk is mitigated by the collateral, the Society could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Commercial mortgage loans and corporate private placement bonds originated or acquired by the Society represent its primary areas of credit risk exposure. At December 31, 2004 and 2003, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

              GEOGRAPHIC DISTRIBUTION                           PROPERTY-TYPE DISTRIBUTION
 ------------------------------------------------   -------------------------------------------------
                                   DECEMBER 31                                        DECEMBER 31
                                 2004       2003                                    2004       2003
                               ------------------                                -------------------
 North Central                    41%        44%    Retail                           58%        58%
 South Atlantic                   23         22     Industrial                       20         16
 Pacific                          18         17     Office                           18         21
 Mountain                          5          6     Other                             4          5
 South Central                     4          5
 New England                       5          2
 Mid Atlantic                      3          2
 Other                             1          2

During 2004, the respective maximum and minimum lending rates for mortgage loans were 7.10% and 5.95%. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2004, the Society held no mortgages with interest overdue beyond 180 days (excluding accrued interest). At December 31, 2004, the Society held no restructured mortgages. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. The Society has 5 loan commitments that were made in 2004 for closing in 2005 totaling $16,100.

At December 31, 2004, the Society had acquired one variable interest rate accrual cap with a cost and notional amount of $18,550 that expires June 7, 2008. This interest rate cap has an amortized cost of $15,845 and is reflected in the accompanying balance sheet at its estimated fair value of $6,600 at December 31, 2004. The Society amortized $2,705 of it's book value as a direct charge to net investment income during 2004. The Society also recorded an unrealized loss of $9,245 on this instrument for the year ended December 31, 2004. The Society held no derivative instruments at December 31, 2003.

3.   INVESTMENTS IN AFFILIATED COMPANIES

At December 31, 2004 and 2003, the Society's investments in affiliated companies are as follows:

                                                            2004         2003
                                                         -----------------------
MWA Financial Services, Inc.                             $    1,123   $      810
MWABank                                                       5,972        8,052
                                                         -----------------------
                                                         $    7,095   $    8,862
                                                         =======================

At December 31, 2004 and 2003, the total consolidated assets of MWA Financial Services, Inc. were $1,519 and $1,255, respectively. Net losses for the years ended December 31, 2004, 2003, and 2002 were $(937), $(1,020), and $(1,092), respectively.

During 2002, the Society established a federal savings bank under the Office of Thrift Supervision called MWABank (the Bank). The Society paid all expenses of the Bank while it was in the developmental stage throughout 2002. On January 27, 2003, operations of the Bank commenced and the Society transferred its initial capitalization of $10,000 to the Bank. This investment consisted of one share of $1 par value common stock shares and $9,999 in additional paid-in capital. At December 31, 2004 and 2003, the total assets of the Bank were $22,883 and $15,657, respectively. Net losses for the years ended December 31, 2004 and 2003 were $(2,024) and $(2,453), respectively.

4.   LINE OF CREDIT

The Society has a $50,000 collateralized line of credit available from The Northern Trust Company to borrow funds to complete the purchase of investments or otherwise meet the short-term cash needs of the Society. Interest is payable quarterly at a variable rate. The agreement expired in March of 2005 and has been renewed to March of 2006. The Society had no borrowings from this line of credit as of December 31, 2004 or 2003. The line of credit agreement is secured by investment securities held in safekeeping at The Northern Trust Company.

5.   ANNUITY RESERVES AND DEPOSIT FUND LIABILITIES

At December 31, 2004, the Society's annuity reserves and other certificateholder funds that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                         AMOUNT            PERCENT
                                                                    -----------------------------------
Subject to discretionary withdrawal:
  With market value adjustment                                      $             -            -%
  At book value less current surrender charge of 5% or more               1,379,525           37
  At market value                                                                 -            -
                                                                    -----------------------------------
  Total with adjustment or at market value                                1,379,525           37
  Subject to discretionary withdrawal (without adjustment) at book
    value with minimal or no charge or adjustment                         2,256,521           61
Not subject to discretionary withdrawal                                      90,119            2
                                                                    -----------------------------------
Total annuity reserves and deposit fund liabilities - before
  reinsurance                                                             3,726,165          100%
                                                                                       ================
Less reinsurance ceded                                                        4,028
                                                                    -------------------
Net annuity reserves and deposit fund liabilities                   $     3,722,137
                                                                    ===================

A reconciliation of total annuity actuarial reserves and deposit fund liabilities at December 31, 2004 follows:

Life and Accident & Health Annual Statement:
  Annuity reserves, total net                                                          $   3,556,695
  Supplementary contracts with life contingencies, total net                                  42,870
  Deposit-type contracts, total net                                                           96,200
                                                                                       -------------
                                                                                           3,695,765
Separate Accounts Annual Statement:
  Annuity reserves, total net                                                                 26,372
                                                                                       -------------
Total annuity actuarial reserves and deposit fund liabilities                          $   3,722,137
                                                                                       =============

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2004, is as follows:

 Transfers as reported in the summary of operations of the separate account statement:
     Transfers to separate accounts                                                    $      21,962
     Transfers from separate accounts                                                         (2,944)
                                                                                       -------------
     Net transfers to separate accounts                                                       19,018

 Reconciling adjustments:
   Charges for investment management, etc.                                                       796
                                                                                       -------------
 Transfers as reported in the statements of operations herein                          $      19,814
                                                                                       =============

6.   SURPLUS AND DIVIDENDS

The Society is required to maintain minimum surplus levels established by the Insurance Department of the State of Illinois. The Society is also subject to risk-based capital (RBC) requirements promulgated by the NAIC and adopted by the Insurance Department of the State of Illinois. The RBC standards establish uniform minimum capital requirements for insurance companies. The RBC formula applies various weighting factors to financial balances or various levels of activities based on the perceived degree of risk. As of December 31, 2004, the Society's surplus exceeded the minimum levels required by the Insurance Department of the State of Illinois and RBC standards.

7.   EMPLOYEE BENEFIT PLANS

The Society has noncontributory defined benefit pension plans providing benefits for substantially all employees and full-time fieldworkers who have completed one year of continuous service. The Society's policy is to fund amounts expensed. The benefits are generally based on years of service and the employee's compensation during employment. The Society's funding method is the level dollar entry age normal method. The plan includes a medical benefit component in addition to the normal retirement benefits to fund a portion of the postretirement obligations for retirees and their beneficiaries in accordance with Section 401(h) of the Internal Revenue Code (IRC). A separate account has been established and maintained in the plan for net assets related to the medical benefit component (401(h) account). In accordance with IRC Section 401(h), the plan's investments in the 401(h) account may not be used for, or directed to, any purpose other than providing health benefits for retirees and their beneficiaries. The related obligations for health benefits are not included in this plan's obligations. Pension expense for 2004, 2003, and 2002 was $19,534, $16,927, and $12,381, respectively, including $1,519, $1,437, and $1,134, respectively, related to the medical benefit plans.

A summary of assets, obligations, and assumptions of the Pension and Other Postretirement Benefit Plans are as follows, with the Society using a December 31, measurement date:

                                                             PENSION BENEFITS             OTHER POSTRETIREMENT BENEFITS
                                                     --------------------------------------------------------------------
                                                               DECEMBER 31                         DECEMBER 31
                                                          2004             2003              2004              2003
                                                     --------------------------------------------------------------------
CHANGE IN PROJECTED BENEFIT
  OBLIGATION
Projected benefit obligation at
  beginning of year                                  $      206,840    $      169,988    $        9,993    $        8,739
Service cost                                                 11,404            10,124               312               433
Interest cost                                                11,359            10,152               600               568
Actuarial gain                                                9,296            22,533                 -               888
Benefits paid                                                (6,252)           (5,957)             (741)             (635)
                                                     --------------------------------------------------------------------
Projected benefit obligation at end of year          $      232,647    $      206,840    $       10,164    $        9,993
                                                     ====================================================================

                                                                                               OTHER POSTRETIREMENT
                                                             PENSION BENEFITS                        BENEFITS
                                                     --------------------------------------------------------------------
                                                               DECEMBER 31                         DECEMBER 31
                                                          2004             2003              2004              2003
                                                     --------------------------------------------------------------------
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning
  of year                                            $      182,029    $      152,930    $        7,882    $        5,104
Actual return on plan assets                                 16,346            18,911             1,864             1,976
Reserve increase                                              2,601             3,591                 -                 -
Employer contributions                                       14,621            12,554             1,518             1,437
Benefits paid                                                (6,252)           (5,957)             (741)             (635)
                                                     --------------------------------------------------------------------
Fair value of plan assets at end of year             $      209,345    $      182,029    $       10,523    $        7,882
                                                     ====================================================================

                                                                                              OTHER POSTRETIREMENT
                                                             PENSION BENEFITS                       BENEFITS
                                                     --------------------------------------------------------------------
                                                               DECEMBER 31                         DECEMBER 31
                                                          2004             2003              2004              2003
                                                     --------------------------------------------------------------------
Funded status                                        $      (23,302)   $      (24,811)   $          359    $       (2,111)
Unrecognized net actuarial gain                              43,780            39,861               584             1,232
Unamortized prior service cost                                    -                 -                82                93
Remaining net obligation or net asset
  at initial date of application                             (3,533)           (3,945)             (100)             (113)
                                                     --------------------------------------------------------------------
Prepaid assets or (accrued liabilities)              $       16,945    $       11,105    $          925    $         (899)
                                                     ====================================================================

PROJECTED BENEFIT OBLIGATIONS FOR
  NON-VESTED EMPLOYEES                               $        7,198    $        6,445    $       17,365    $       16,087
                                                     ====================================================================

WEIGHTED-AVERAGE ASSUMPTIONS AS OF
  DECEMBER 31
Discount rate                                                     6%              6.5%             5.75%              6.0%
Rates of compensation increase                                    5                 5               N/A               N/A
Expected long-term rates of return on
   plan assets                                                    7                 7                 7                 7

COMPONENTS OF NET PERIODIC BENEFIT COST
Service cost                                         $       11,404    $       10,124    $          312    $          433
Interest cost                                                11,359            10,152               600               568
Expected return on plan assets                              (11,801)          (10,725)             (551)             (357)
Amortization of transition asset                               (412)             (412)              (13)              (13)
Net amortization and deferral                                 1,325                 -                88                34
                                                     --------------------------------------------------------------------
Net periodic benefit cost                            $       11,875    $        9,139    $          436    $          665
                                                     ====================================================================

For measurement purposes, a 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2005. The rate was assumed to decrease gradually to 5% for 2013 and remain at that level thereafter.

A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                                   1-PERCENTAGE-     1-PERCENTAGE-
                                                                                       POINT             POINT
                                                                                      INCREASE          DECREASE
                                                                                   -------------------------------
Effect on total of service and interest cost components                            $          85     $         (74)
Effect on accumulated postretirement benefit obligation                                      941              (809)

The accumulated benefit obligation for all defined benefit plans was $183,327 at December 31, 2004. A minimum pension liability is required when the actuarial present value of accumulated benefits exceeds plan assets and accrued pension liabilities. The minimum liability adjustment, less allowable intangible assets is reported as a surplus adjustment. The accumulated benefit obligation for the Society's qualified defined benefit plans did not exceed the fair value of the assets of $209,345 at December 31, 2004. Accordingly, at December 31, 2004, there was no minimum liability adjustment.

PENSION PLAN ASSETS

Pension plan weighted-average asset allocations at December 31, 2004 and 2003 by asset category are as follows:

                                 RETIREMENT PLAN

                                                         PLAN ASSETS AT DECEMBER 31
                                                            2004            2003
                                                         --------------------------
ASSET CATEGORY
Equity                                                           50%             46%
Fixed income                                                     48              51
Cash and short-term                                               2               3
                                                         --------------------------
                                                                100%            100%

                                     401(h)

                                                         PLAN ASSETS AT DECEMBER 31
                                                            2004            2003
                                                         --------------------------
ASSET CATEGORY
Equity                                                          100%            100%
Fixed income                                                      -               -
Cash and short-term                                               -               -
                                                         --------------------------
                                                                100%            100%

The Society's long range asset allocation model for the retirement plan is 50% equities and 50% fixed income. At December 31, 2004, the Society utilized an expected long-term return of 7% on pension fund assets. The expected long-term rate of return on plan assets is based on historical market returns for the plan's investment classes, current market conditions, and expected future market trends, as they affect changes in interest rates and anticipated equity market performance. The Society also considers factors such as the timing and amounts of expected contributions to the plan and benefit payments to plan participants.

The expected benefit payments to be paid in the next ten years ending December 31 are outlined below:

                                                                                      EXPECTED
                                                                                      BENEFIT
   YEAR                                                                               PAYMENTS
--------------                                                                     ---------------
   2005                                                                            $         6,157
   2006                                                                                      6,279
   2007                                                                                      6,407
   2008                                                                                      6,565
   2009                                                                                      6,665
   2010 - 2014                                                                              36,269

The Society also has a defined contribution plan covering substantially all employees and full-time fieldworkers who have completed one year of continuous service. The plan was converted to a 401(k) plan on April 1, 1998. Participants may contribute up to 15% of their annual compensation to the plan and the Society contributes an amount equal to 50% of each participant's contribution for the first 6% of the participant's compensation contributed. Total contributions to the plan by the Society, net of forfeitures, for 2004, 2003, and 2002 were $1,696, $1,688, and $1,481, respectively.

8.   FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS Statement No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. These fair value disclosures are not intended to represent the market value of the Society.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

     CASH, SHORT-TERM INVESTMENTS, PREMIUMS IN COURSE OF COLLECTION AND INVESTMENT INCOME DUE AND ACCRUED: The carrying amounts reported in the balance sheet approximate their fair value due to their liquid nature or expected short-term settlement.

     BONDS, PREFERRED STOCKS AND COMMON STOCKS: Fair values are based on values published by the SVO, quoted market prices or dealer quotes. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities.

     MORTGAGE LOANS: Fair values for mortgage loans are estimated using discounted cash flow analyses using interest rates currently being offered for loans with similar terms to borrowers with similar credit quality.

     CERTIFICATEHOLDERS' LOANS: Fair values for certificateholders' loans are also estimated using discounted cash flow analyses using interest rates currently being offered. However, unlike mortgage loans which have stated maturity dates, certificateholders' loans have no payment terms. Therefore, the average life of a loan is estimated in order to determine the fair value.

     ASSETS HELD IN SEPARATE ACCOUNTS: Separate account assets are reported at estimated fair value in the Society's statutory-basis balance sheets.

     DERIVATIVE INSTRUMENTS: Fair values of derivative instruments are based on pricing models or formulas using current assumptions and are classified as other assets.

     AGGREGATE RESERVES FOR INTEREST-SENSITIVE CERTIFICATES AND CONTRACTS, LIFE AND ANNUITY: The Society's investment contracts, deferred annuities and single premium deferred annuities have variable rates and can be repriced quarterly. As there have been no significant changes in the credit quality of the instruments or significant fluctuations in interest rates, their fair value is estimated at their carrying value less expected surrender charges.

     CERTIFICATE AND CONTRACT CLAIMS, OTHER CERTIFICATEHOLDERS' FUNDS AND DIVIDENDS PAYABLE TO CERTIFICATEHOLDERS: The carrying amounts reported in the statement of admitted assets, liabilities and surplus for these items approximate their fair value because short-term settlement is expected.

     LIABILITIES RELATED TO SEPARATE ACCOUNTS: Separate account liabilities are estimated at cash surrender value, the cost we would incur to extinguish the liability.

The estimated carrying amounts and fair values of the Society's financial instruments are as follows:

                                                            DECEMBER 31, 2004                   DECEMBER 31, 2003
                                                     --------------------------------    --------------------------------
                                                        CARRYING            FAIR            CARRYING           FAIR
                                                         AMOUNT            VALUE             AMOUNT            VALUE
                                                     --------------------------------    --------------------------------
Financial assets:
  Cash and short-term investments                    $       31,862    $       31,862    $       44,433    $       44,433
  Investment income due and accrued                          77,900            77,900            73,535            73,535
  Premiums in course of collection                              265               265               256               256
  Bonds                                                   5,463,330         5,702,186         4,963,140         5,225,070
  Preferred stocks                                            5,046             4,880             7,146             8,862
  Common stocks                                             458,567           458,567           420,724           420,724
  Mortgage loans                                            579,335           615,687           548,694           596,151
  Certificateholders' loans                                 189,243           189,243           188,959           188,959
  Separate account assets                                    28,666            28,666             5,933             5,933
  Interest rate caps                                          6,600             6,600                 -                 -
Financial liabilities:
  Aggregate reserves for
    interest-sensitive certificates and
    contracts, life and annuity                           4,777,386         4,662,263         4,335,026         4,171,138
  Certificate and contract claims                            10,951            10,951            11,430            11,430
  Other certificateholders' funds                             6,928             6,928             7,007             7,007
  Dividends payable to certificateholders                    22,200            22,200            22,000            22,000
  Separate account liabilities                               28,666            28,666             5,933             5,933

9.   CONTINGENCIES

The Society is a defendant in various legal actions arising from the normal conduct of its operations. Management believes the settlement of these actions will not have a material adverse effect on the Society's financial position or results of operations.

10. RECONCILIATION TO NEW YORK SUPPLEMENT TO THE ANNUAL STATEMENT

The following is a reconciliation of amounts reported in the accompanying statutory-basis financial statements and in the 2004 Annual Statement to the amounts reported in the 2004 New York Supplement to the Annual Statement (in thousands):

                                                                              2004             2003
                                                                         -------------------------------
  Balance Sheet
  Assets as reported in the accompanying statutory-basis financial
    statements and in the Annual Statement                               $    6,928,588   $    6,333,252
  Deduct nonadmitted other invested assets                                      (34,170)         (23,922)
  Deduct nonadmitted common stock of subsidiaries                                (7,095)          (8,862)
  Deduct nonadmitted foreign investments                                       (425,984)        (534,432)
  Deduct other nonadmitted assets                                                (8,788)          (8,433)
                                                                         -------------------------------
  Assets as reported in the New York Supplement to the Annual
    Statement                                                            $    6,452,551   $    5,757,603
                                                                         ===============================

  Liabilities as reported in the accompanying statutory-basis
    financial statements and in the Annual Statement                     $    6,026,241   $    5,499,406
  Adjustment to liabilities for reinsurance in unauthorized companies             4,029            4,036
                                                                         -------------------------------
  Liabilities as reported in the New York Supplement to the Annual
    Statement                                                            $    6,030,270   $    5,503,442
                                                                         ===============================

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


  (a)(1)  Financial Statements (5)

All required financial statements are included in Part B.


     (2)  Financial Statement Schedules

          Schedule I--Summary of Investments

          Schedule III--Supplementary Insurance Information

          Schedule IV--Reinsurance

          All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b)  Exhibits

     (1) Certified resolution of the board of directors of Modern Woodmen of America (the "Society") establishing Modern Woodmen of America Variable Annuity Account (the "Account").(1)

     (2)  Not Applicable.

     (3) Distribution Agreement between the Society and MWA Financial Services, Inc. ("MWAFS").(1)

     (4)  (a) Certificate Form.(2)

          (b)  Variable Supplemental Contract.(2)

     (5)  (a) Certificate Application.(2)

          (b) Suitability Supplement.(2)

     (6)  (a) Articles of Incorporation of the Society.(1)

          (b) By-Laws of the Society (included in exhibit 6(a) hereto).(1)

          (i) Revised By-Laws(4)

     (7)  Not Applicable.

     (8)  (a) Participation Agreement relating to American Century
              Investments.(2)

          (b) Participation Agreement relating to Dreyfus Funds.(3)

          (c) Participation Agreement relating to EquiTrust Variable Insurance Series Fund.(2)

          (d) Participation Agreement relating to Fidelity Variable Insurance Products Funds.(2)

          (e) Participation Agreement relating to JP Morgan Series Trust II.(2)

          (f) Participation Agreement relating to Summit Pinnacle Series.(2)

          (g) Participation Agreement relating to T. Rowe Price Equity Series Fund, Inc. and T. Rowe Price International Series, Inc.(3)

          (h) Variable Products Compliance and Accounting Agreement.(2)

     (9)  Opinion and Consent of C. Ernest Beane, Esquire.(5)

     (10) (a) Consent of Sutherland Asbill & Brennan LLP.(5)

          (b) Consent of Ernst & Young LLP.(5)

          (c) Consent of Christopher G. Daniels, FSA, MAAA, Consulting Actuary.
              (5)

     (11) Not Applicable.

     (12) Not Applicable.

     (13) Schedule for Computation of Performance Data.(2)

     (14) Powers of Attorney.(1)

----------
(1) Incorporated herein by reference to the Initial Filing of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on June 27, 2001.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on January 31, 2002.

(3) Incorporated herein by reference to Post-Effective Amendment No. 1 of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on May 1, 2002.

(4) Incorporated herein by reference to Post-Effective Amendment No. 2 of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on April 30, 2003.


(5)  Filed herein.


ITEM 25. DIRECTORS AND OFFICERS OF THE SOCIETY*

NAME                                        TITLE
----                                        -----
Clyde C. Schoeck                            President and Director

Gerald P. Odean                             National Secretary and Director

C. Ernest Beane                             General Counsel and Director

W. Kenny Massey                             Director of Agencies and Director

Jerry F. Harbaugh                           Director

Albert T. Hurst, Jr.                        Director

Robert C. Pollex                            Director

Larry L. Schreiber                          Actuary

Byron L. Carlson                            Fraternal Director

Nick S. Coin                                Treasurer and Investment Manager

Denis P. Prior                              Assistant National Secretary

   * Unless otherwise indicated, the principal business address of each person is 1701 1st Avenue, Rock Island, Illinois 61201.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Society and is therefore owned and controlled by the Society.

                            MODERN WOODMEN OF AMERICA
                              ORGANIZATIONAL CHART

                                    01/01/05


                           | -----------------------------|
                           |       Modern Woodmen         |
                           |         of America           |
                           | (a fraternal benefit society |
                           |  incorporatated in Illinois) |
                           |----------------------------- |
                                         |
                                         |
                                         |
                          |-------------------------------|
                          |                               |
          | ----------------------------|  |-----------------------------|
          |       MWA Financial         |  |          MWABank            |
          |       Services, Inc.        |  | (a federal savings bank)    |
          |  (an Illinois corporation)  |  | (a wholly-owned subsidiary) |
          | (a wholly-owned subsidiary) |  |                             |
          | ----------------------------|  |-----------------------------|
                          |
                          |
          |------------------------------|
          |         MWAGIA, Inc.         |
          | (an Illinois corporation)    |
          |(a wholly-owned subsidiary of |
          | MWA Financial Services, Inc.)|
          |------------------------------|

ITEM 27. NUMBER OF CERTIFICATE HOLDERS


As of April 19, 2005, there were 1,858 Qualifed Certificate Holders and 405 Non-Qualified Certificate Holders.


ITEM 28. INDEMNIFICATION

The Society shall indemnify each officer, director or employee, now or hereafter serving the Society, against the reasonable expenses, including attorneys fees, of any and all claims, liabilities, penalties, forfeitures and fines to which he or she may be or become subject by reason of having served in any such capacity, except as to matters as to which such director, officer or employee was guilty of gross negligence or misconduct in the performance of his or her duties. Such indemnification shall also extend to instances where at the request of the Society the individual serves as a director, officer, employee, trustee or agent of another enterprise. The foregoing right of indemnification shall not be deemed exclusive of any other rights to which such director, officer or employee may be entitled.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) MWA Financial Services, Inc. is the registrant's principal underwriter and also serves as the principal underwriter to Modern Woodmen of America Variable Account.

(b) Officers and Managers of MWA Financial Services, Inc.

NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES
---------------------------                 --------------------------------
Robert M. Roth                              Chairman, President and Director

Gerald P. Odean                             Secretary and Director

Diane E. Nahra                              Treasurer

Thaddeus R. Crass                           Operations Manager

Pamela S. Fritz                             Compliance Manager

Todd D. Swanson                             Accounting Manager


* The principal business address of all of the persons listed above is 1701 1st Avenue, Rock Island, Illinois 61201.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:





                           NET UNDERWRITING
NAME OF PRINCIPAL           DISCOUNTS AND         COMPENSATION ON           BROKERAGE
UNDERWRITER                  COMMISSIONS             REDEMPTION             COMMISSION        COMPENSATION
-----------------------    ----------------       ---------------           ----------        ------------
MWA Financial                 $   2,162,274             NA                     NA               $  672,156*
Services, Inc.


* Includes Variable Product Distribution Fees and reimbursements for certain MWAFS expenses.

ITEM 30. LOCATION OF BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Society at 1701 1st Avenue, Rock Island, Illinois 61201 or 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 31. MANAGEMENT SERVICES

VARIABLE PRODUCTS COMPLIANCE AND ACCOUNTING AGREEMENT. Under this agreement, EquiTrust Investment Management Services, Inc. ("EquiTrust") agrees to provide the Society with certain compliance and accounting functions with respect to the variable annuity and variable universal life Certificates issued by the Society. These functions include: preparing Forms N-4 and N-6, N-SAR and 24F-2; providing requested information for SEC examinations; calculating daily unit values, preparing trial balances, financials and audit schedules.

EquiTrust is not an affiliated person of the Society. EquiTrust is compensated quarterly for its services based on a schedule of fees attached to the agreement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Certificates offered herein are being accepted.

(b) The registrant undertakes that it will include as part of any application to purchase a Certificate offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Society for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Society at the address or phone number listed in the prospectus.

(d) The Society represents that in connection with its offering of the Certificates as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) The Society represents that the aggregate charges under the Certificates are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Society.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Modern Woodmen of America Variable Annuity Account certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Rock Island, State of Illinois, on the 28th day of April, 2005.


                                         MODERN WOODMEN OF AMERICA
                                         MODERN WOODMEN OF AMERICA VARIABLE
                                         ANNUITY ACCOUNT

                                         By:       /s/ CLYDE C. SCHOECK
                                              ---------------------------------
                                                      Clyde C. Schoeck
                                                         PRESIDENT
                                                    Modern Woodmen of America

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.


             SIGNATURE                                          TITLE                          DATE
             ---------                                          -----                          ----
       /s/ CLYDE C. SCHOECK                President and Director [Principal             April 28, 2005
-----------------------------------          Executive Officer]
         Clyde C. Schoeck

        /s/ GERALD P. ODEAN                National Secretary and Director               April 28, 2005
-----------------------------------          [Principal Financial Officer and
          Gerald P. Odean                    Principal Accounting Officer]

        /s/ C. ERNEST BEANE
-----------------------------------        General Counsel and Director                  April 28, 2005
          C. Ernest Beane

        /s/ W. KENNY MASSEY
-----------------------------------        Director of Agencies and Director             April 28, 2005
          W. Kenny Massey

                 *
-----------------------------------        Director                                      April 28, 2005
         Jerry F. Harbaugh

                 *
-----------------------------------        Director                                      April 28, 2005
       Albert T. Hurst, Jr.

                 *
-----------------------------------        Director                                      April 28, 2005
         Robert C. Pollex

*By:      /s/ C. ERNEST BEANE
       ----------------------------
            ATTORNEY-IN-FACT
      PURSUANT TO POWER OF ATTORNEY